UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2012
Date of reporting period:	November 30, 2011

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

	Principal			Principal
BONDS - 31.76%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Aerospace & Defense - 0.28%			Banks - 4.69%
Boeing Co/The			Abbey National Treasury Services
3.75%, 11/20/2016	$ 200 $	218	PLC/London
General Dynamics Corp			2.88%, 4/25/2014	$ 200 $	189
4.25%, 5/15/2013	100	105	Ally Financial Inc
L-3 Communications Corp			2.20%, 12/19/2012	250	255
4.95%, 2/15/2021	300	292	Bank of America Corp
Lockheed Martin Corp			3.63%, 3/17/2016	400	352
3.35%, 9/15/2021	400	388	3.70%, 9/1/2015	515	461
5.50%, 11/15/2039	70	77	4.50%, 4/1/2015	150	139
5.72%, 6/1/2040	100	107	4.75%, 8/15/2013	300	297
Northrop Grumman Corp			4.75%, 8/1/2015	100	94
3.50%, 3/15/2021	300	296	4.88%, 1/15/2013	200	200
Raytheon Co			4.90%, 5/1/2013	100	99
3.13%, 10/15/2020	300	296	5.42%, 3/15/2017	150	135
4.88%, 10/15/2040	200	206	5.65%, 5/1/2018	500	440
United Technologies Corp			6.00%, 9/1/2017	340	312
4.50%, 4/15/2020	290	320	6.50%, 8/1/2016	350	338
5.38%, 12/15/2017	400	471	7.38%, 5/15/2014	400	403
5.70%, 4/15/2040	200	237	7.63%, 6/1/2019	400	390
6.13%, 7/15/2038	70	87	Bank of New York Mellon Corp/The
	$ 3,100		3.55%, 9/23/2021	200	198
			5.13%, 8/27/2013	400	427
Agriculture - 0.37%			5.50%, 12/1/2017	125	139
Altria Group Inc			Bank of Nova Scotia
4.13%, 9/11/2015	140	151	2.25%, 1/22/2013	200	203
9.25%, 8/6/2019	50	64	2.38%, 12/17/2013	200	205
9.70%, 11/10/2018	300	393	2.90%, 3/29/2016	400	413
9.95%, 11/10/2038	295	415	Barclays Bank PLC
10.20%, 2/6/2039	40	58	2.38%, 1/13/2014	300	293
Archer-Daniels-Midland Co			5.00%, 9/22/2016	160	162
4.48%, 3/1/2021(a)	500	552
			5.13%, 1/8/2020	100	98
5.38%, 9/15/2035	200	227	5.14%, 10/14/2020	400	328
Bunge Ltd Finance Corp			6.75%, 5/22/2019	300	319
4.10%, 3/15/2016	300	305	BB&T Capital Trust II
Lorillard Tobacco Co			6.75%, 6/7/2036	200	200
8.13%, 6/23/2019	140	162	BB&T Corp
8.13%, 5/1/2040	100	112	3.38%, 9/25/2013	100	104
Philip Morris International Inc			3.95%, 4/29/2016	115	122
2.90%, 11/15/2021	200	195	5.20%, 12/23/2015	100	107
4.38%, 11/15/2041	200	191	6.85%, 4/30/2019	70	85
4.50%, 3/26/2020	510	561	BNP Paribas SA
5.65%, 5/16/2018	100	116	3.25%, 3/11/2015	300	282
6.88%, 3/17/2014	150	169	5.00%, 1/15/2021	300	274
Reynolds American Inc			Canadian Imperial Bank of
7.63%, 6/1/2016	350	417	Commerce/Canada
	$ 4,088		2.35%, 12/11/2015	200	200
Airlines - 0.05%			Capital One Capital V
Continental Airlines 2010-A			10.25%, 8/15/2039	60	62
4.75%, 1/12/2021	200	201	Capital One Capital VI
Delta Air Lines 2007-1 Class A Pass Through			8.88%, 5/15/2040	20	20
Trust			Capital One Financial Corp
6.82%, 8/10/2022	378	382	5.50%, 6/1/2015	200	214
	$ 583		6.75%, 9/15/2017	300	335
			China Development Bank Corp
Automobile Asset Backed Securities - 0.08%			5.00%, 10/15/2015	100	108
Ally Auto Receivables Trust			Citibank NA
1.11%, 1/15/2015(a)	250	251	1.75%, 12/28/2012	200	203
2.30%, 12/15/2014	500	512	Citigroup Inc
Ford Credit Auto Owner Trust			3.95%, 6/15/2016	300	294
5.69%, 11/15/2012(a)	81	82	4.59%, 12/15/2015	300	301
	$ 845		5.00%, 9/15/2014	400	400
Automobile Manufacturers - 0.05%			5.50%, 4/11/2013	500	512
Daimler Finance North America LLC			6.00%, 10/31/2033	60	52
8.50%, 1/18/2031	400	538	6.01%, 1/15/2015	100	104
			6.13%, 11/21/2017	200	208
			6.13%, 5/15/2018	500	521
Automobile Parts & Equipment - 0.02%			6.13%, 8/25/2036	200	169
Johnson Controls Inc			6.38%, 8/12/2014	460	485
5.00%, 3/30/2020	250	273	6.50%, 8/19/2013	350	364

See accompanying notes.

1

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
Citigroup Inc (continued)			JP Morgan Chase Bank NA
6.63%, 6/15/2032	$ 50	$ 47	6.00%, 10/1/2017	$ 410 $	439
6.88%, 3/5/2038	100	105	KeyBank NA/Cleveland OH
8.13%, 7/15/2039	300	347	5.80%, 7/1/2014	50	53
8.50%, 5/22/2019	500	579	KeyCorp
Cooperatieve Centrale Raiffeisen-			3.75%, 8/13/2015	310	317
Boerenleenbank BA/Netherlands			5.10%, 3/24/2021	400	405
4.50%, 1/11/2021	200	209	Korea Development Bank
Credit Suisse/New York NY			4.00%, 9/9/2016	400	403
2.20%, 1/14/2014	250	246	Kreditanstalt fuer Wiederaufbau
3.50%, 3/23/2015	300	298	1.38%, 7/15/2013	300	303
5.00%, 5/15/2013	170	175	1.38%, 1/13/2014	800	806
5.30%, 8/13/2019	100	102	1.88%, 1/14/2013	500	507
5.40%, 1/14/2020	425	388	2.63%, 3/3/2015	300	317
5.50%, 5/1/2014	60	63	2.63%, 2/16/2016	300	314
Deutsche Bank AG/London			2.75%, 10/21/2014	550	576
2.38%, 1/11/2013	280	279	2.75%, 9/8/2020	500	507
3.45%, 3/30/2015	305	307	3.25%, 3/15/2013	600	619
6.00%, 9/1/2017	360	400	4.00%, 10/15/2013	300	317
Discover Bank/Greenwood DE			4.00%, 1/27/2020	380	430
7.00%, 4/15/2020	100	102	4.13%, 10/15/2014	300	326
8.70%, 11/18/2019	250	279	4.38%, 3/15/2018	370	425
Export-Import Bank of Korea			4.50%, 7/16/2018	400	457
5.88%, 1/14/2015	90	96	4.88%, 6/17/2019	100	119
8.13%, 1/21/2014	450	499	5.13%, 3/14/2016	300	344
Fifth Third Bancorp			Landwirtschaftliche Rentenbank
5.45%, 1/15/2017	200	209	3.13%, 7/15/2015	400	428
6.25%, 5/1/2013	270	284	4.13%, 7/15/2013	100	106
FleetBoston Financial Corp			5.00%, 11/8/2016	400	464
6.88%, 1/15/2028	50	44	Lloyds TSB Bank PLC
Goldman Sachs Group Inc/The			6.38%, 1/21/2021	200	198
3.63%, 2/7/2016	500	471	Mellon Funding Corp
4.75%, 7/15/2013	275	276	5.00%, 12/1/2014	300	322
5.15%, 1/15/2014	150	152	Morgan Stanley
5.25%, 10/15/2013	275	280	4.10%, 1/26/2015	250	231
5.38%, 3/15/2020	500	472	4.20%, 11/20/2014	150	143
5.50%, 11/15/2014	500	516	4.75%, 4/1/2014	260	250
5.63%, 1/15/2017	200	194	5.30%, 3/1/2013	50	50
6.00%, 5/1/2014	400	410	5.45%, 1/9/2017	200	184
6.13%, 2/15/2033	50	45	5.50%, 1/26/2020	160	141
6.15%, 4/1/2018	550	549	5.55%, 4/27/2017	200	185
6.25%, 2/1/2041	300	271	5.63%, 9/23/2019	860	751
6.45%, 5/1/2036	200	175	5.75%, 1/25/2021	300	268
6.75%, 10/1/2037	480	427	6.00%, 5/13/2014	350	348
HSBC Bank USA NA			6.00%, 4/28/2015	140	136
4.88%, 8/24/2020	250	231	6.25%, 8/28/2017	270	256
HSBC Bank USA NA/New York NY			6.63%, 4/1/2018	220	207
5.88%, 11/1/2034	250	233	7.25%, 4/1/2032	60	58
HSBC Holdings PLC			7.30%, 5/13/2019	330	325
5.25%, 12/12/2012	300	307	Oesterreichische Kontrollbank AG
6.10%, 1/14/2042	200	210	1.75%, 3/11/2013	400	402
6.50%, 5/2/2036	60	58	2.00%, 6/3/2016	500	498
6.50%, 9/15/2037	350	334	PNC Funding Corp
JP Morgan Chase & Co			4.38%, 8/11/2020	200	212
2.05%, 1/24/2014	200	199	5.13%, 2/8/2020	100	111
2.13%, 6/22/2012	300	303	5.63%, 2/1/2017	400	436
2.13%, 12/26/2012	500	511	6.70%, 6/10/2019	100	120
2.60%, 1/15/2016	300	291	Royal Bank of Canada
3.45%, 3/1/2016	300	298	2.10%, 7/29/2013	100	102
3.70%, 1/20/2015	300	306	2.63%, 12/15/2015	200	204
4.40%, 7/22/2020	130	128	2.88%, 4/19/2016	200	206
4.63%, 5/10/2021	300	299	Royal Bank of Scotland Group PLC
4.65%, 6/1/2014	300	317	4.70%, 7/3/2018	55	40
4.95%, 3/25/2020	225	232	6.40%, 10/21/2019	60	56
5.13%, 9/15/2014	350	366	Royal Bank of Scotland PLC/The
5.25%, 5/1/2015	345	362	3.40%, 8/23/2013	405	400
5.60%, 7/15/2041	100	105	3.95%, 9/21/2015	200	189
6.30%, 4/23/2019	100	111	5.63%, 8/24/2020	650	613
6.40%, 5/15/2038	100	113

See accompanying notes.

2

     Schedule of Investments Bond Market Index Fund November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages (continued)
Sovereign Bank/Wyomissing PA			Diageo Finance BV
5.13%, 3/15/2013	$ 60	$ 60	3.25%, 1/15/2015	$ 160 $	169
State Street Corp			Dr Pepper Snapple Group Inc
5.38%, 4/30/2017	72	83	2.35%, 12/21/2012	70	71
SunTrust Bank/Atlanta GA			PepsiAmericas Inc
5.00%, 9/1/2015	14	15	4.88%, 1/15/2015	100	111
SunTrust Banks Inc			PepsiCo Inc/NC
3.60%, 4/15/2016	400	401	0.88%, 10/25/2013	200	200
Toronto-Dominion Bank/The			2.50%, 5/10/2016	200	207
1.38%, 7/14/2014	200	201	3.10%, 1/15/2015	90	95
UBS AG/Stamford CT			3.13%, 11/1/2020	200	204
2.25%, 8/12/2013	200	198	4.50%, 1/15/2020	200	223
3.88%, 1/15/2015	520	517	4.65%, 2/15/2013	300	315
5.88%, 12/20/2017	400	415	5.50%, 1/15/2040	200	234
Union Bank NA			7.90%, 11/1/2018	218	289
5.95%, 5/11/2016	300	321		$ 5,335
US Bancorp
1.13%, 10/30/2013	100	100	Biotechnology - 0.16%
2.45%, 7/27/2015	400	408	Amgen Inc
4.13%, 5/24/2021	300	326	1.88%, 11/15/2014	300	302
US Bank NA/Cincinnati OH			4.10%, 6/15/2021	200	200
6.30%, 2/4/2014	100	110	5.15%, 11/15/2041	300	289
Wachovia Bank NA			5.70%, 2/1/2019	50	55
6.00%, 11/15/2017	600	668	5.75%, 3/15/2040	100	103
6.60%, 1/15/2038	300	327	5.85%, 6/1/2017	310	351
Wachovia Corp			6.40%, 2/1/2039	50	55
4.88%, 2/15/2014	200	209	6.90%, 6/1/2038	50	59
5.25%, 8/1/2014	200	211	Celgene Corp
5.50%, 5/1/2013	100	106	2.45%, 10/15/2015	200	203
5.75%, 2/1/2018	200	224	Genentech Inc
Wells Fargo & Co			4.75%, 7/15/2015	150	167
2.13%, 6/15/2012	500	506		$ 1,784
3.63%, 4/15/2015	445	465	Chemicals - 0.40%
3.68%, 6/15/2016(a)	300	314	Airgas Inc
3.75%, 10/1/2014	100	106	2.95%, 6/15/2016	300	303
4.38%, 1/31/2013	100	104	Dow Chemical Co/The
4.60%, 4/1/2021	400	424	2.50%, 2/15/2016	300	301
Westpac Banking Corp			4.13%, 11/15/2021	200	198
3.00%, 8/4/2015	120	120	5.90%, 2/15/2015	195	216
3.00%, 12/9/2015	300	300	7.60%, 5/15/2014	300	339
4.20%, 2/27/2015	220	229	8.55%, 5/15/2019	63	79
4.88%, 11/19/2019	100	104	9.40%, 5/15/2039	200	293
		$ 51,421	Eastman Chemical Co
Beverages - 0.49%			3.00%, 12/15/2015	200	203
Anheuser-Busch Cos LLC			4.50%, 1/15/2021	200	210
5.50%, 1/15/2018	50	58	EI du Pont de Nemours & Co
Anheuser-Busch InBev Worldwide Inc			1.75%, 3/25/2014	300	307
2.50%, 3/26/2013	75	77	2.75%, 4/1/2016	300	316
4.13%, 1/15/2015	60	65	3.25%, 1/15/2015	300	320
5.00%, 4/15/2020	150	170	4.25%, 4/1/2021	300	334
5.38%, 11/15/2014	150	167	4.63%, 1/15/2020	100	114
5.38%, 1/15/2020	265	306	Potash Corp of Saskatchewan Inc
6.38%, 1/15/2040	200	260	4.88%, 3/30/2020	200	225
6.88%, 11/15/2019	200	249	5.25%, 5/15/2014	100	110
8.20%, 1/15/2039	200	304	PPG Industries Inc
Beam Inc			3.60%, 11/15/2020	200	204
5.38%, 1/15/2016	10	11	Praxair Inc
Bottling Group LLC			5.38%, 11/1/2016	200	233
6.95%, 3/15/2014	100	112	Sherwin-Williams Co/The
Coca-Cola Co/The			3.13%, 12/15/2014	45	48
1.50%, 11/15/2015	300	303		$ 4,353
1.80%, 9/1/2016(b)	300	302	Commercial Services - 0.06%
3.15%, 11/15/2020	200	206	Board of Trustees of The Leland Stanford
Coca-Cola Enterprises Inc			Junior University/The
2.13%, 9/15/2015	200	203	3.63%, 5/1/2014	300	321
3.50%, 9/15/2020	200	203	Western Union Co/The
Diageo Capital PLC			5.25%, 4/1/2020	100	108
4.83%, 7/15/2020	200	221	6.50%, 2/26/2014	70	77

See accompanying notes.

3

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Yale University			Caterpillar Financial Services Corp
2.90%, 10/15/2014	$ 100 $	105	(continued)
	$ 611		6.13%, 2/17/2014	$ 200 $	222
			7.15%, 2/15/2019	140	178
Computers - 0.36%			Charles Schwab Corp/The
Affiliated Computer Services Inc			4.95%, 6/1/2014	100	108
5.20%, 6/1/2015	200	215	Citigroup Capital XXI
Dell Inc			8.30%, 12/21/2057	200	200
5.63%, 4/15/2014	100	110	Citigroup Funding Inc
7.10%, 4/15/2028	200	246	1.88%, 11/15/2012	300	305
Hewlett-Packard Co			2.25%, 12/10/2012	200	204
1.25%, 9/13/2013	200	200	Countrywide Financial Corp
2.13%, 9/13/2015	300	302	6.25%, 5/15/2016	220	205
3.00%, 9/15/2016	500	512	Credit Suisse USA Inc
6.00%, 9/15/2041	300	323	5.50%, 8/15/2013	200	208
6.13%, 3/1/2014	260	286	5.85%, 8/16/2016	400	429
International Business Machines Corp			Franklin Resources Inc
1.00%, 8/5/2013	150	151	3.13%, 5/20/2015	200	207
2.00%, 1/5/2016	200	204	General Electric Capital Corp
5.60%, 11/30/2039	360	436	2.10%, 1/7/2014	300	302
5.70%, 9/14/2017	200	240	2.13%, 12/21/2012	250	255
6.22%, 8/1/2027	200	257	2.63%, 12/28/2012	700	719
6.50%, 10/15/2013	300	332	2.80%, 1/8/2013	200	204
7.63%, 10/15/2018	100	131	3.50%, 6/29/2015	300	310
	$ 3,945		3.75%, 11/14/2014	300	313
Consumer Products - 0.02%			4.63%, 1/7/2021	300	298
Avery Dennison Corp			4.80%, 5/1/2013	300	313
5.38%, 4/15/2020	100	103	5.38%, 10/20/2016	600	654
Kimberly-Clark Corp			5.50%, 6/4/2014	200	216
7.50%, 11/1/2018	70	92	5.50%, 1/8/2020	370	397
	$ 195		5.63%, 9/15/2017	400	439
			5.88%, 1/14/2038	535	527
Cosmetics & Personal Care - 0.08%			6.00%, 8/7/2019	205	227
Procter & Gamble Co/The			6.15%, 8/7/2037	215	215
0.70%, 8/15/2014	200	201	6.75%, 3/15/2032	315	341
4.70%, 2/15/2019	300	348	6.88%, 1/10/2039	280	311
4.85%, 12/15/2015	100	113	Goldman Sachs Capital I
5.55%, 3/5/2037	200	254	6.35%, 2/15/2034	210	179
	$ 916		HSBC Finance Capital Trust IX
Credit Card Asset Backed Securities - 0.12%			5.91%, 11/30/2035	125	99
Chase Issuance Trust			HSBC Finance Corp
4.65%, 3/15/2015	750	789	5.50%, 1/19/2016	300	313
Citibank Credit Card Issuance Trust			6.68%, 1/15/2021	385	380
2.25%, 12/23/2014	180	183	Jefferies Group Inc
5.30%, 3/15/2018	300	347	6.88%, 4/15/2021	105	89
	$ 1,319		8.50%, 7/15/2019	50	46
			John Deere Capital Corp
Diversified Financial Services - 1.76%			1.88%, 6/17/2013	200	204
American Express Co			2.25%, 6/7/2016	300	307
4.88%, 7/15/2013	300	314	JP Morgan Chase Capital XXV
6.15%, 8/28/2017	500	564	6.80%, 10/1/2037	360	359
7.00%, 3/19/2018	210	246	JP Morgan Chase Capital XXVII
8.15%, 3/19/2038	100	140	7.00%, 11/1/2039	200	200
American Express Credit Corp			Merrill Lynch & Co Inc
5.13%, 8/25/2014	250	268	5.30%, 9/30/2015	100	92
Bear Stearns Cos LLC/The			5.45%, 7/15/2014	100	99
5.55%, 1/22/2017	200	210	5.70%, 5/2/2017	200	180
6.40%, 10/2/2017	499	542	6.05%, 5/16/2016	560	525
7.25%, 2/1/2018	60	69	6.11%, 1/29/2037	200	155
BlackRock Inc			6.88%, 4/25/2018	100	95
3.50%, 12/10/2014	150	160	7.75%, 5/14/2038	350	313
5.00%, 12/10/2019	100	107	MUFG Capital Finance 1 Ltd
Boeing Capital Corp			6.35%, 7/29/2049(a)	400	410
4.70%, 10/27/2019	130	145	NASDAQ OMX Group Inc/The
Capital One Bank USA NA			4.00%, 1/15/2015	200	206
6.50%, 6/13/2013	370	389	National Rural Utilities Cooperative Finance
Caterpillar Financial Services Corp			Corp
2.65%, 4/1/2016	300	310	3.88%, 9/16/2015	500	540
4.90%, 8/15/2013	200	214	10.38%, 11/1/2018	70	100

See accompanying notes.

4

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Nomura Holdings Inc			Georgia Power Co
6.70%, 3/4/2020	$ 505 $	525	3.00%, 4/15/2016	$ 300 $	317
ORIX Corp			4.25%, 12/1/2019	300	330
4.71%, 4/27/2015	470	487	6.00%, 9/1/2040	100	101
Private Export Funding Corp			Great Plains Energy Inc
3.05%, 10/15/2014	100	106	4.85%, 6/1/2021	300	311
3.55%, 4/15/2013	100	104	Hydro Quebec
SLM Corp			8.05%, 7/7/2024	400	591
5.00%, 10/1/2013	330	330	LG&E and KU Energy LLC
8.00%, 3/25/2020	100	98	3.75%, 11/15/2020	300	300
8.45%, 6/15/2018	100	100	Louisville Gas & Electric Co
Toyota Motor Credit Corp			5.13%, 11/15/2040	200	235
1.38%, 8/12/2013	500	504	Midamerican Energy Holdings Co
3.20%, 6/17/2015	150	157	6.13%, 4/1/2036	110	131
	$ 19,287		Nevada Power Co
			6.50%, 5/15/2018	300	358
Electric - 1.63%			7.13%, 3/15/2019	50	62
Appalachian Power Co			NextEra Energy Capital Holdings Inc
7.00%, 4/1/2038	80	104	2.55%, 11/15/2013	95	97
Baltimore Gas & Electric Co			4.50%, 6/1/2021	200	211
5.90%, 10/1/2016	270	313	Nisource Finance Corp
CenterPoint Energy Houston Electric LLC			5.25%, 9/15/2017	275	302
7.00%, 3/1/2014	130	147	5.40%, 7/15/2014	185	200
Commonwealth Edison Co			5.95%, 6/15/2041	100	101
1.63%, 1/15/2014	300	302	6.40%, 3/15/2018	60	69
4.00%, 8/1/2020	40	43	Northern States Power Co/MN
5.80%, 3/15/2018	50	59	5.25%, 3/1/2018	160	189
Consolidated Edison Co of New York Inc			5.35%, 11/1/2039	320	393
4.88%, 2/1/2013	300	313	Oncor Electric Delivery Co LLC
5.85%, 3/15/2036	200	245	5.25%, 9/30/2040	200	224
6.75%, 4/1/2038	100	138	6.80%, 9/1/2018	80	96
Constellation Energy Group Inc			Pacific Gas & Electric Co
4.55%, 6/15/2015	60	63	3.50%, 10/1/2020	100	103
Consumers Energy Co			6.05%, 3/1/2034	400	481
5.50%, 8/15/2016	285	325	PacifiCorp
Detroit Edison Co/The			5.65%, 7/15/2018	275	327
3.45%, 10/1/2020	20	21	6.25%, 10/15/2037	360	456
Dominion Resources Inc/VA			PG&E Corp
1.80%, 3/15/2014	300	304	5.75%, 4/1/2014	400	437
5.15%, 7/15/2015	200	224	PPL Energy Supply LLC
8.88%, 1/15/2019	100	130	5.70%, 10/15/2035	180	195
Duke Energy Carolinas LLC			Progress Energy Inc
5.30%, 10/1/2015	600	683	7.75%, 3/1/2031	30	42
5.30%, 2/15/2040	50	60	PSEG Power LLC
Duke Energy Corp			2.75%, 9/15/2016	300	300
3.35%, 4/1/2015	300	315	Public Service Electric & Gas Co
3.95%, 9/15/2014	25	27	3.50%, 8/15/2020	285	296
Duke Energy Indiana Inc			Puget Sound Energy Inc
3.75%, 7/15/2020	145	155	4.43%, 11/15/2041	300	297
6.12%, 10/15/2035	300	368	5.80%, 3/15/2040	200	241
Entergy Arkansas Inc			San Diego Gas & Electric Co
3.75%, 2/15/2021	100	102	5.35%, 5/15/2040	330	406
Exelon Corp			South Carolina Electric & Gas Co
4.90%, 6/15/2015	150	161	5.45%, 2/1/2041	300	352
Exelon Generation Co LLC			Southern California Edison Co
5.20%, 10/1/2019	400	438	5.50%, 3/15/2040	400	495
6.25%, 10/1/2039	60	71	5.95%, 2/1/2038	30	39
FirstEnergy Corp			Southwestern Electric Power Co
7.38%, 11/15/2031	100	117	6.20%, 3/15/2040	200	236
FirstEnergy Solutions Corp			6.45%, 1/15/2019	100	116
6.05%, 8/15/2021	60	66	Toledo Edison Co/The
6.80%, 8/15/2039	395	438	7.25%, 5/1/2020	300	375
Florida Power & Light Co			TransAlta Corp
5.13%, 6/1/2041	200	235	6.50%, 3/15/2040	100	113
5.63%, 4/1/2034	100	122	Union Electric Co
5.69%, 3/1/2040	190	241	6.40%, 6/15/2017	300	357
Florida Power Corp			Virginia Electric and Power Co
4.55%, 4/1/2020	300	336	6.00%, 5/15/2037	300	379
5.65%, 4/1/2040	100	123
6.40%, 6/15/2038	260	346

See accompanying notes.

5

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Finance - Mortgage Loan/Banker (continued)
Virginia Electric and Power Co	(continued)		Fannie Mae (continued)
8.88%, 11/15/2038	$ 40	$ 63	2.75%, 2/5/2014	$ 500 $	523
		$ 17,859	2.75%, 3/13/2014	1,000	1,049
			2.88%, 12/11/2013	280	294
Electrical Components & Equipment - 0.01%			3.00%, 9/16/2014	800	854
Emerson Electric Co			3.25%, 4/9/2013	200	208
4.88%, 10/15/2019	100	116	3.88%, 7/12/2013	250	264
			4.38%, 3/15/2013	250	263
Electronics - 0.10%			4.38%, 10/15/2015	400	451
Agilent Technologies Inc			4.63%, 5/1/2013	500	528
6.50%, 11/1/2017	60	69	4.63%, 10/15/2014	150	167
Honeywell International Inc			4.75%, 11/19/2012	200	209
5.38%, 3/1/2041	300	354	5.00%, 3/15/2016	250	290
5.70%, 3/15/2037	50	59	5.00%, 2/13/2017	250	294
Koninklijke Philips Electronics NV			5.00%, 5/11/2017	250	296
5.75%, 3/11/2018	40	46	5.25%, 9/15/2016	200	237
Thermo Fisher Scientific Inc			5.38%, 6/12/2017	250	301
2.05%, 2/21/2014	300	307	5.38%, 4/11/2022	150	152
4.70%, 5/1/2020	200	223	5.63%, 7/15/2037	100	134
		$ 1,058	5.78%, 6/7/2022	100	102
			6.00%, 4/18/2036	200	229
Environmental Control - 0.16%			6.63%, 11/15/2030	400	580
Republic Services Inc			7.13%, 1/15/2030	275	414
4.75%, 5/15/2023	200	215	7.25%, 5/15/2030	200	306
5.50%, 9/15/2019	405	462	Federal Home Loan Banks
6.20%, 3/1/2040	230	274	0.50%, 8/28/2013	500	501
Waste Management Inc			0.88%, 12/27/2013	500	504
6.38%, 3/11/2015	300	342	1.00%, 3/27/2013	500	504
7.00%, 7/15/2028	60	75	1.00%, 8/8/2014	500	500
7.38%, 3/11/2019	300	374	1.50%, 1/16/2013	500	507
		$ 1,742	1.63%, 11/21/2012	250	253
Federal & Federally Sponsored Credit - 0.20%			1.63%, 3/20/2013	500	508
Federal Farm Credit Bank			1.75%, 12/14/2012	200	203
1.50%, 11/16/2015	1,000	1,017	1.88%, 6/21/2013	200	205
1.88%, 12/7/2012	509	517	2.00%, 12/9/2014	250	250
3.88%, 10/7/2013	617	656	2.38%, 3/14/2014	150	156
		$ 2,190	2.75%, 12/12/2014	150	159
			2.75%, 3/13/2015	700	745
Finance - Mortgage Loan/Banker - 5.30%			2.88%, 6/12/2015	150	161
Fannie Mae			3.13%, 12/13/2013	200	210
0.00%, 6/1/2017(c)	600	548	3.38%, 2/27/2013	700	726
0.00%, 10/9/2019(c)	250	190	3.63%, 10/18/2013	250	265
0.38%, 12/28/2012	1,000	1,002	3.88%, 6/14/2013	200	211
0.50%, 9/6/2013	500	500	4.00%, 9/6/2013	150	160
0.60%, 10/25/2013	500	500	4.00%, 1/13/2021	500	502
0.60%, 3/6/2014	500	499	4.50%, 11/15/2012	250	260
0.75%, 12/18/2013	500	502	4.50%, 9/16/2013	150	161
0.80%, 10/17/2014	500	501	4.75%, 12/16/2016	250	293
0.85%, 9/12/2014	500	499	4.88%, 5/17/2017	1,250	1,478
0.85%, 10/24/2014	500	501	5.00%, 11/17/2017	750	896
0.88%, 8/28/2014	500	502	5.13%, 8/14/2013	250	270
1.00%, 9/20/2013	200	201	5.25%, 6/18/2014	250	279
1.00%, 9/23/2013	600	606	5.38%, 5/18/2016	300	355
1.00%, 6/27/2014	250	251	5.50%, 8/13/2014	650	735
1.00%, 11/7/2014	500	501	5.50%, 7/15/2036	200	252
1.10%, 4/24/2015	600	602	5.63%, 6/11/2021	100	126
1.13%, 6/27/2014	700	709	5.65%, 4/20/2022	50	51
1.25%, 8/20/2013	400	406	Freddie Mac
1.25%, 2/27/2014	1,000	1,015	0.38%, 11/30/2012	500	501
1.25%, 9/28/2016	500	497	0.50%, 8/23/2013	500	499
1.38%, 10/19/2016	750	745	0.55%, 9/23/2013	750	749
1.50%, 6/26/2013	200	204	0.63%, 12/28/2012	500	502
1.50%, 3/28/2014	500	502	0.75%, 10/17/2014	500	499
1.63%, 10/26/2015	1,000	1,020	0.88%, 10/28/2013	1,000	1,008
1.75%, 5/7/2013	250	255	0.95%, 11/10/2014	500	501
2.20%, 7/5/2016	250	250	1.00%, 8/27/2014	500	505
2.38%, 7/28/2015	400	420	1.27%, 1/26/2015	130	131
2.38%, 4/11/2016	700	734	1.35%, 12/30/2014	500	500
2.50%, 5/15/2014	200	209	1.38%, 1/9/2013	800	810
2.63%, 11/20/2014	500	529
See accompanying notes.			6

     Schedule of Investments Bond Market Index Fund November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Finance - Mortgage Loan/Banker (continued)			Forest Products & Paper - 0.06%
Freddie Mac (continued)			Georgia-Pacific LLC
1.38%, 2/25/2014	$ 500 $	508	7.75%, 11/15/2029	$ 200 $	252
1.50%, 8/24/2016	500	502	International Paper Co
1.60%, 9/9/2016	500	500	7.30%, 11/15/2039	100	116
1.63%, 4/15/2013	250	254	7.50%, 8/15/2021	30	36
1.75%, 9/10/2015	250	257	9.38%, 5/15/2019	60	77
2.50%, 1/7/2014	250	261	Plum Creek Timberlands LP
2.50%, 4/23/2014	200	209	4.70%, 3/15/2021	200	198
2.50%, 5/27/2016	700	738		$ 679
2.88%, 2/9/2015	500	533
3.50%, 5/29/2013	250	262	Gas - 0.08%
3.53%, 9/30/2019	750	757	Atmos Energy Corp
3.75%, 6/28/2013	550	580	4.95%, 10/15/2014	200	219
3.75%, 3/27/2019	1,150	1,294	National Grid PLC
4.13%, 12/21/2012	250	260	6.30%, 8/1/2016	160	184
4.13%, 9/27/2013	250	267	Sempra Energy
4.25%, 12/12/2018	200	200	2.00%, 3/15/2014	400	405
4.38%, 7/17/2015	200	225	6.00%, 10/15/2039	50	60
4.50%, 1/15/2013	800	838		$ 868
4.50%, 7/15/2013	250	267	Healthcare - Products - 0.17%
4.50%, 1/15/2014	250	271	Baxter International Inc
4.50%, 1/15/2015	250	279	4.25%, 3/15/2020	200	217
4.75%, 11/17/2015	250	286	5.90%, 9/1/2016	70	83
4.75%, 1/19/2016	900	1,034	Becton Dickinson and Co
4.88%, 11/15/2013	200	217	5.00%, 11/12/2040	200	221
4.88%, 6/13/2018	825	981	Boston Scientific Corp
5.00%, 1/30/2014	250	274	6.00%, 1/15/2020	200	219
5.00%, 7/15/2014	250	279	6.25%, 11/15/2015	200	221
5.00%, 2/16/2017	400	470	7.38%, 1/15/2040	200	249
5.13%, 10/18/2016	250	295	Covidien International Finance SA
5.13%, 11/17/2017	200	239	6.00%, 10/15/2017	90	107
5.25%, 4/18/2016	700	823	Medtronic Inc
5.50%, 7/18/2016	250	297	4.45%, 3/15/2020	400	449
5.50%, 8/23/2017	400	487	Stryker Corp
6.25%, 7/15/2032	400	568	4.38%, 1/15/2020	100	110
6.75%, 3/15/2031	300	441		$ 1,876
	$ 58,089
			Healthcare - Services - 0.14%
Food - 0.39%			Aetna Inc
Campbell Soup Co			6.63%, 6/15/2036	20	24
4.25%, 4/15/2021	200	218	6.75%, 12/15/2037	50	61
ConAgra Foods Inc			Quest Diagnostics Inc/DE
5.88%, 4/15/2014	120	131	4.75%, 1/30/2020	15	16
General Mills Inc			5.45%, 11/1/2015	70	79
5.25%, 8/15/2013	700	749	UnitedHealth Group Inc
HJ Heinz Finance Co			4.70%, 2/15/2021	350	387
6.75%, 3/15/2032	100	127	6.50%, 6/15/2037	300	366
Kellogg Co			6.88%, 2/15/2038	50	64
4.00%, 12/15/2020	300	315	WellPoint Inc
5.13%, 12/3/2012	270	281	5.25%, 1/15/2016	130	145
Kraft Foods Inc			5.80%, 8/15/2040	20	23
4.13%, 2/9/2016	50	54	6.38%, 6/15/2037	300	359
5.38%, 2/10/2020	215	239		$ 1,524
6.50%, 8/11/2017	300	352
6.50%, 2/9/2040	295	350	Home Furnishings - 0.03%
6.75%, 2/19/2014	170	190	Whirlpool Corp
7.00%, 8/11/2037	140	176	4.85%, 6/15/2021	300	300
Kroger Co/The
4.95%, 1/15/2015	300	331	Insurance - 0.81%
5.40%, 7/15/2040	100	105	ACE INA Holdings Inc
6.15%, 1/15/2020	50	60	5.88%, 6/15/2014	100	110
6.40%, 8/15/2017	70	83	Aegon NV
Safeway Inc			4.63%, 12/1/2015	90	93
3.95%, 8/15/2020	125	121	Aflac Inc
6.25%, 3/15/2014	90	99	3.45%, 8/15/2015	80	82
Unilever Capital Corp			6.45%, 8/15/2040	125	126
2.75%, 2/10/2016	300	316	8.50%, 5/15/2019	50	60
	$ 4,297		Allstate Corp/The
			6.75%, 5/15/2018	200	232
			7.45%, 5/16/2019	200	239

See accompanying notes.

7

     Schedule of Investments Bond Market Index Fund November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Internet - 0.08%
American International Group Inc			eBay Inc
4.25%, 5/15/2013	$ 200 $	198	0.88%, 10/15/2013	$ 100 $	100
5.60%, 10/18/2016	300	288	1.63%, 10/15/2015	200	200
6.25%, 3/15/2037	400	294	Google Inc
8.25%, 8/15/2018	440	470	1.25%, 5/19/2014	200	203
Aon Corp			2.13%, 5/19/2016	200	206
8.21%, 1/1/2027	20	23	3.63%, 5/19/2021	200	213
AXA SA				$ 922
8.60%, 12/15/2030	150	145
Berkshire Hathaway Finance Corp			Iron & Steel - 0.11%
1.50%, 1/10/2014	300	304	ArcelorMittal
4.25%, 1/15/2021	400	423	3.75%, 8/5/2015	35	33
4.60%, 5/15/2013	300	316	5.38%, 6/1/2013	150	153
5.75%, 1/15/2040	60	67	5.50%, 3/1/2021	300	265
Berkshire Hathaway Inc			6.13%, 6/1/2018	200	191
3.20%, 2/11/2015	160	168	6.75%, 3/1/2041	300	256
Chubb Corp/The			7.00%, 10/15/2039	200	176
6.50%, 5/15/2038	40	49	9.85%, 6/1/2019	70	76
CNA Financial Corp			Nucor Corp
5.75%, 8/15/2021	300	298	5.75%, 12/1/2017	50	58
Fidelity National Financial Inc				$ 1,208
6.60%, 5/15/2017	200	211	Machinery - Construction & Mining - 0.04%
Genworth Financial Inc			Caterpillar Inc
5.75%, 6/15/2014	80	80	6.05%, 8/15/2036	300	388
7.70%, 6/15/2020	100	92
Hartford Financial Services Group Inc
5.38%, 3/15/2017	300	296	Machinery - Diversified - 0.05%
6.00%, 1/15/2019	70	70	Deere & Co
6.63%, 3/30/2040	100	93	4.38%, 10/16/2019	220	243
Liberty Mutual Group Inc			Rockwell Automation Inc
7.25%, 9/1/2012(b)	3	3	6.25%, 12/1/2037	200	256
Lincoln National Corp			Roper Industries Inc
7.00%, 6/15/2040	185	193	6.63%, 8/15/2013	50	54
8.75%, 7/1/2019	50	59		$ 553
Marsh & McLennan Cos Inc			Media - 1.05%
5.75%, 9/15/2015	46	51	CBS Corp
MetLife Inc			5.75%, 4/15/2020	255	280
5.70%, 6/15/2035	250	262	7.88%, 7/30/2030	305	381
6.40%, 12/15/2036(a)	150	136
			Comcast Cable Communications Inc
6.75%, 6/1/2016	400	454	7.13%, 6/15/2013	300	327
7.72%, 2/15/2019	100	122	Comcast Corp
PartnerRe Finance B LLC			5.15%, 3/1/2020	680	756
5.50%, 6/1/2020	100	103	6.40%, 3/1/2040	180	207
Progressive Corp/The			6.45%, 3/15/2037	235	267
3.75%, 8/23/2021	300	306	6.95%, 8/15/2037	290	346
Protective Life Corp			COX Communications Inc
8.45%, 10/15/2039	200	226	5.45%, 12/15/2014	15	17
Prudential Financial Inc			5.50%, 10/1/2015	100	112
4.75%, 9/17/2015	200	210	DIRECTV Holdings LLC / DIRECTV
5.10%, 9/20/2014	110	118	Financing Co Inc
5.70%, 12/14/2036	100	93	3.55%, 3/15/2015	385	400
5.80%, 11/16/2041	200	192	4.60%, 2/15/2021	65	65
6.00%, 12/1/2017	300	327	5.88%, 10/1/2019	220	242
6.63%, 12/1/2037	60	62	6.00%, 8/15/2040	135	140
Transatlantic Holdings Inc			7.63%, 5/15/2016	160	171
5.75%, 12/14/2015	70	75	Discovery Communications LLC
Travelers Cos Inc/The			3.70%, 6/1/2015	125	131
6.25%, 6/15/2037	50	60	5.05%, 6/1/2020	200	219
6.75%, 6/20/2036	200	251	5.63%, 8/15/2019	200	226
Unum Group			6.35%, 6/1/2040	170	196
7.13%, 9/30/2016	300	344	Grupo Televisa SAB
Validus Holdings Ltd			6.00%, 5/15/2018	300	336
8.88%, 1/26/2040	200	218	Historic TW Inc
WR Berkley Corp			6.88%, 6/15/2018	100	118
6.25%, 2/15/2037	115	111	McGraw-Hill Cos Inc/The
XL Group PLC			6.55%, 11/15/2037	200	208
5.25%, 9/15/2014	50	53	NBCUniversal Media LLC
	$ 8,856		3.65%, 4/30/2015	5	5
			4.38%, 4/1/2021	200	205

See accompanying notes.

8

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Media (continued)				Mining (continued)
NBCUniversal Media LLC	(continued)			Rio Tinto Finance USA Ltd	(continued)
5.15%, 4/30/2020		$ 295 $	319	8.95%, 5/1/2014		$ 130 $	152
6.40%, 4/30/2040		200	229	9.00%, 5/1/2019		325	437
News America Inc				Southern Copper Corp
5.65%, 8/15/2020		200	221	5.38%, 4/16/2020		100	102
6.15%, 2/15/2041		300	321	6.75%, 4/16/2040		20	20
6.20%, 12/15/2034		210	220	Teck Resources Ltd
6.40%, 12/15/2035		100	107	9.75%, 5/15/2014		200	236
Reed Elsevier Capital Inc				Vale Overseas Ltd
7.75%, 1/15/2014		40	45	5.63%, 9/15/2019		180	190
Thomson Reuters Corp				6.25%, 1/23/2017		200	221
5.70%, 10/1/2014		90	99	6.88%, 11/21/2036		153	167
5.85%, 4/15/2040		100	112	8.25%, 1/17/2034		150	188
Time Warner Cable Inc						$ 5,147
3.50%, 2/1/2015		100	104
5.85%, 5/1/2017		200	225	Miscellaneous Manufacturing - 0.23%
6.20%, 7/1/2013		300	323	3M Co
6.55%, 5/1/2037		200	221	5.70%, 3/15/2037		150	190
6.75%, 6/15/2039		100	114	Dover Corp
7.30%, 7/1/2038		100	120	5.38%, 3/1/2041		300	370
8.25%, 4/1/2019		100	124	GE Capital Trust I
8.75%, 2/14/2019		190	239	6.38%, 11/15/2067		60	59
Time Warner Entertainment Co LP				General Electric Co
8.38%, 7/15/2033		370	489	5.00%, 2/1/2013		110	115
Time Warner Inc				5.25%, 12/6/2017		500	559
3.15%, 7/15/2015		310	321	Ingersoll-Rand Global Holding Co Ltd
4.00%, 1/15/2022		300	297	9.50%, 4/15/2014		40	47
4.70%, 1/15/2021		315	331	Parker Hannifin Corp
4.88%, 3/15/2020		165	176	3.50%, 9/15/2022		300	309
6.10%, 7/15/2040		170	185	Textron Inc
6.20%, 3/15/2040		200	218	6.20%, 3/15/2015		35	37
6.50%, 11/15/2036		80	90	Tyco Electronics Group SA
7.63%, 4/15/2031		70	86	6.55%, 10/1/2017		50	58
Viacom Inc				7.13%, 10/1/2037		55	70
4.25%, 9/15/2015		89	95	Tyco International Finance SA
6.88%, 4/30/2036		260	310	3.38%, 10/15/2015		150	156
Walt Disney Co/The				4.13%, 10/15/2014		45	48
1.35%, 8/16/2016		200	199	8.50%, 1/15/2019		50	65
7.00%, 3/1/2032		200	269	Tyco International Ltd / Tyco International
		$ 11,564		Finance SA
				6.88%, 1/15/2021		80	99
Mining - 0.47%				7.00%, 12/15/2019		275	337
Alcoa Inc						$ 2,519
5.40%, 4/15/2021		200	191
5.90%, 2/1/2027		200	191	Mortgage Backed Securities - 2.07%
6.15%, 8/15/2020		50	50	Banc of America Merrill Lynch Commercial
6.50%, 6/15/2018		50	52	Mortgage Inc
AngloGold Ashanti Holdings PLC				4.76%, 11/10/2039		150	157
				5.23%, 11/10/2042(a)		300	310
5.38%, 4/15/2020		15	15
Barrick Gold Corp				5.89%, 7/10/2044		60	65
				6.39%, 2/10/2051(a)		160	178
2.90%, 5/30/2016		300	306
Barrick PD Australia Finance Pty Ltd				Bear Stearns Commercial Mortgage
4.95%, 1/15/2020		235	257	Securities
5.95%, 10/15/2039		350	389	5.47%, 6/11/2041		75	81
BHP Billiton Finance USA Ltd				5.54%, 9/11/2041		500	549
1.13%, 11/21/2014		300	300	5.54%, 10/12/2041		755	838
				5.90%, 9/11/2038(a)		385	426
3.25%, 11/21/2021		300	302
4.80%, 4/15/2013		250	264	Citigroup Commercial Mortgage Trust
6.50%, 4/1/2019		90	111	4.73%, 10/15/2041		765	814
				6.27%, 12/10/2049(a)		35	38
Freeport-McMoRan Copper & Gold Inc
8.38%, 4/1/2017		100	106	Citigroup/Deutsche Bank Commercial
Newmont Mining Corp				Mortgage Trust
5.13%, 10/1/2019		200	217	5.62%, 10/15/2048		320	347
6.25%, 10/1/2039		30	34	Commercial Mortgage Loan Trust
				6.21%, 12/10/2049(a)		345	367
Rio Tinto Alcan Inc
5.20%, 1/15/2014		200	215	Commercial Mortgage Pass Through
6.13%, 12/15/2033		300	350	Certificates
				6.01%, 12/10/2049(a)		500	547
Rio Tinto Finance USA Ltd
6.50%, 7/15/2018		15	18
7.13%, 7/15/2028		50	66

See accompanying notes.

9

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Credit Suisse First Boston Mortgage Securities			Anadarko Petroleum Corp	(continued)
Corp			6.20%, 3/15/2040		$ 100 $	109
4.83%, 11/15/2037	$ 800 $	862	6.38%, 9/15/2017		220	252
5.01%, 2/15/2038	1,000	1,080	6.45%, 9/15/2036		100	111
Credit Suisse Mortgage Capital Certificates			Apache Corp
5.97%, 9/15/2039(a)	500	538	3.63%, 2/1/2021		300	313
GE Capital Commercial Mortgage Corp			5.10%, 9/1/2040		360	398
4.94%, 7/10/2045	113	119	BP Capital Markets PLC
5.49%, 11/10/2045(a)	100	111	3.13%, 10/1/2015		200	206
Greenwich Capital Commercial Funding			3.20%, 3/11/2016		400	416
Corp			3.88%, 3/10/2015		60	64
5.44%, 3/10/2039(a)	145	153	4.75%, 3/10/2019		100	109
GS Mortgage Securities Corp II			5.25%, 11/7/2013		350	375
5.98%, 8/10/2045(a)	250	262	Canadian Natural Resources Ltd
JP Morgan Chase Commercial Mortgage			5.70%, 5/15/2017		65	76
Securities Corp			6.25%, 3/15/2038		250	303
4.74%, 7/15/2042	350	377	Cenovus Energy Inc
4.78%, 7/15/2042	300	309	4.50%, 9/15/2014		165	178
4.88%, 1/12/2038(a)	439	461	5.70%, 10/15/2019		205	235
4.88%, 1/15/2042	530	574	Chevron Corp
5.23%, 12/15/2044	850	891	3.95%, 3/3/2014		100	107
5.34%, 5/15/2047	1,330	1,382	ConocoPhillips
5.42%, 1/15/2049	600	634	4.75%, 2/1/2014		150	162
5.44%, 5/15/2045(a)	65	65	6.00%, 1/15/2020		365	444
5.45%, 6/12/2047	1,000	1,048	6.50%, 2/1/2039		360	466
5.72%, 2/15/2051	20	21	ConocoPhillips Canada Funding Co I
5.82%, 6/12/2043	323	331	5.63%, 10/15/2016		300	349
LB Commercial Conduit Mortgage Trust			ConocoPhillips Holding Co
6.14%, 7/15/2044(a)	245	266	6.95%, 4/15/2029		100	132
LB-UBS Commercial Mortgage Trust			Devon Energy Corp
4.39%, 3/15/2032	685	705	5.60%, 7/15/2041		100	113
5.02%, 9/15/2040	550	574	5.63%, 1/15/2014		100	109
5.20%, 11/15/2030	500	548	7.95%, 4/15/2032		60	82
5.66%, 3/15/2039	500	557	Encana Corp
5.86%, 7/15/2040(a)	170	182	5.90%, 12/1/2017		100	112
Merrill Lynch Mortgage Trust			6.50%, 2/1/2038		260	298
6.02%, 6/12/2050(a)	300	324	Ensco PLC
6.02%, 6/12/2050(a)	1,100	915	3.25%, 3/15/2016		200	204
Morgan Stanley Capital I			EOG Resources Inc
4.70%, 7/15/2056	325	346	4.40%, 6/1/2020		200	219
5.36%, 3/15/2044(a)	390	406	6.13%, 10/1/2013		100	109
5.60%, 3/12/2044(a)	1,000	1,088	Hess Corp
5.78%, 4/12/2049(a)	525	548	5.60%, 2/15/2041		200	212
5.78%, 4/12/2049(a)	80	83	7.30%, 8/15/2031		150	188
5.86%, 10/15/2042(a)	64	66	8.13%, 2/15/2019		100	124
Wachovia Bank Commercial Mortgage Trust			Husky Energy Inc
4.96%, 11/15/2035	270	285	5.90%, 6/15/2014		100	109
5.42%, 1/15/2045	750	823	Marathon Oil Corp
5.44%, 12/15/2044(a)	500	547	5.90%, 3/15/2018		200	232
5.68%, 5/15/2046(a)	350	377	6.60%, 10/1/2037		90	107
5.80%, 7/15/2045	145	140	Marathon Petroleum Corp
	$ 22,715		3.50%, 3/1/2016		300	301
			5.13%, 3/1/2021		300	306
Office & Business Equipment - 0.08%			Nabors Industries Inc
Pitney Bowes Inc			9.25%, 1/15/2019		300	367
5.75%, 9/15/2017	300	318	Nexen Inc
Xerox Corp			6.40%, 5/15/2037		225	230
4.25%, 2/15/2015	190	197	7.50%, 7/30/2039		60	68
4.50%, 5/15/2021	200	199	Noble Holding International Ltd
5.63%, 12/15/2019	85	92	3.45%, 8/1/2015		100	105
8.25%, 5/15/2014	110	125	6.20%, 8/1/2040		100	112
	$ 931		Occidental Petroleum Corp
Oil & Gas - 1.48%			4.13%, 6/1/2016		300	333
Alberta Energy Co Ltd			PC Financial Partnership
7.38%, 11/1/2031	300	366	5.00%, 11/15/2014		100	108
Anadarko Finance Co			Pemex Project Funding Master Trust
7.50%, 5/1/2031	300	361	5.75%, 3/1/2018		50	55
Anadarko Petroleum Corp			6.63%, 6/15/2035		140	154
5.95%, 9/15/2016	95	106

See accompanying notes.

10

     Schedule of Investments Bond Market Index Fund November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Other Asset Backed Securities - 0.04%
Petrobras International Finance Co - Pifco			CenterPoint Energy Transition Bond Co LLC
3.88%, 1/27/2016	$ 300 $	304	3.46%, 8/15/2019	$ 400 $	435
5.75%, 1/20/2020	40	41
5.88%, 3/1/2018	300	318
6.75%, 1/27/2041	300	327	Pharmaceuticals - 0.84%
6.88%, 1/20/2040	100	110	Abbott Laboratories
7.88%, 3/15/2019	452	529	4.13%, 5/27/2020	300	322
			5.13%, 4/1/2019	80	91
Petro-Canada			5.88%, 5/15/2016	459	537
4.00%, 7/15/2013	220	228
6.80%, 5/15/2038	50	60	6.00%, 4/1/2039	100	124
			Aristotle Holding Inc
Petroleos Mexicanos			4.75%, 11/15/2021(b)	300	303
4.88%, 3/15/2015	411	434	6.13%, 11/15/2041(b)	300	312
5.50%, 1/21/2021	310	329	AstraZeneca PLC
8.00%, 5/3/2019	122	150	5.90%, 9/15/2017	300	359
Pride International Inc
6.88%, 8/15/2020	300	346	6.45%, 9/15/2037	60	77
			Bristol-Myers Squibb Co
Rowan Cos Inc			5.88%, 11/15/2036	23	28
5.00%, 9/1/2017	90	95
Shell International Finance BV			6.80%, 11/15/2026	100	130
			Eli Lilly & Co
3.10%, 6/28/2015	120	128	4.20%, 3/6/2014	100	108
4.00%, 3/21/2014	300	322
4.30%, 9/22/2019	200	226	5.20%, 3/15/2017	40	46
			Express Scripts Inc
4.38%, 3/25/2020	100	114	6.25%, 6/15/2014	300	328
5.50%, 3/25/2040	100	121
6.38%, 12/15/2038	170	225	GlaxoSmithKline Capital Inc
			4.85%, 5/15/2013	150	159
Statoil ASA			5.65%, 5/15/2018	400	476
5.10%, 8/17/2040	245	280
5.25%, 4/15/2019	90	103	6.38%, 5/15/2038	320	410
			Johnson & Johnson
Suncor Energy Inc			2.95%, 9/1/2020	500	523
6.10%, 6/1/2018	100	117
6.50%, 6/15/2038	90	104	4.95%, 5/15/2033	200	227
			Medco Health Solutions Inc
6.85%, 6/1/2039	20	24	7.13%, 3/15/2018	60	69
Sunoco Logistics Partners Operations LP
5.50%, 2/15/2020	180	189	Merck & Co Inc
			2.25%, 1/15/2016	200	207
Talisman Energy Inc			4.38%, 2/15/2013	200	209
5.13%, 5/15/2015	35	38
6.25%, 2/1/2038	25	28	5.00%, 6/30/2019	100	116
			6.55%, 9/15/2037	340	456
Total Capital SA			Novartis Capital Corp
3.00%, 6/24/2015	145	153
4.25%, 12/15/2021	200	218	2.90%, 4/24/2015	300	315
			4.13%, 2/10/2014	50	54
Transocean Inc			4.40%, 4/24/2020	300	335
6.00%, 3/15/2018	100	100
Valero Energy Corp			Novartis Securities Investment Ltd
			5.13%, 2/10/2019	250	290
4.50%, 2/1/2015	30	32	Pfizer Inc
6.13%, 2/1/2020	150	164
6.63%, 6/15/2037	135	142	4.65%, 3/1/2018	200	226
			5.35%, 3/15/2015	200	226
7.50%, 4/15/2032	60	66	6.20%, 3/15/2019	90	110
Williams Cos Inc/The
7.50%, 1/15/2031	70	86	7.20%, 3/15/2039	90	126
			Sanofi-Aventis SA
	$ 16,246		2.63%, 3/29/2016	300	310
Oil & Gas Services - 0.14%			Teva Pharmaceutical Finance Co LLC
Baker Hughes Inc			6.15%, 2/1/2036	200	236
5.13%, 9/15/2040	315	354	Watson Pharmaceuticals Inc
7.50%, 11/15/2018	50	65	5.00%, 8/15/2014	250	269
Cameron International Corp			6.13%, 8/15/2019	50	58
6.38%, 7/15/2018	100	117	Wyeth
Halliburton Co			5.50%, 2/1/2014	200	220
3.25%, 11/15/2021	200	201	5.50%, 2/15/2016	300	348
4.50%, 11/15/2041	200	200	5.95%, 4/1/2037	355	433
7.45%, 9/15/2039	40	55		$ 9,173
Weatherford International Ltd/Bermuda
5.13%, 9/15/2020	200	206	Pipelines - 0.52%
			Enbridge Energy Partners LP
6.00%, 3/15/2018	50	55	5.20%, 3/15/2020	35	38
6.75%, 9/15/2040	200	218
9.63%, 3/1/2019	40	51	9.88%, 3/1/2019	340	444
			Energy Transfer Partners LP
	$ 1,522		6.00%, 7/1/2013	300	317
			6.70%, 7/1/2018	90	99
			9.00%, 4/15/2019	50	59

See accompanying notes.

11

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)

Pipelines (continued)			REITS - 0.36%
Enterprise Products Operating LLC			BioMed Realty LP
3.20%, 2/1/2016	$ 200 $	208	6.13%, 4/15/2020	$ 25	$ 26
5.20%, 9/1/2020	300	327	Boston Properties LP
6.13%, 10/15/2039	90	96	4.13%, 5/15/2021	300	297
6.45%, 9/1/2040	300	344	5.63%, 11/15/2020	100	109
6.50%, 1/31/2019	45	52	CommonWealth REIT
6.88%, 3/1/2033	60	70	6.25%, 8/15/2016	300	318
Kinder Morgan Energy Partners LP			Digital Realty Trust LP
5.00%, 12/15/2013	300	319	4.50%, 7/15/2015	215	218
6.50%, 9/1/2039	50	53	Duke Realty LP
6.95%, 1/15/2038	50	55	7.38%, 2/15/2015	100	109
7.40%, 3/15/2031	300	349	Entertainment Properties Trust
9.00%, 2/1/2019	300	371	7.75%, 7/15/2020	245	261
ONEOK Partners LP			ERP Operating LP
8.63%, 3/1/2019	80	102	4.75%, 7/15/2020	200	202
Panhandle Eastern Pipeline Co LP			5.20%, 4/1/2013	50	52
6.20%, 11/1/2017	317	359	HCP Inc
Plains All American Pipeline LP / PAA			3.75%, 2/1/2016	200	200
Finance Corp			5.38%, 2/1/2021	200	206
3.95%, 9/15/2015	200	211	6.70%, 1/30/2018	60	65
5.75%, 1/15/2020	60	66	Health Care REIT Inc
Southern Natural Gas Co			6.13%, 4/15/2020	200	205
5.90%, 4/1/2017(a),(b)	50	57	Hospitality Properties Trust
Southern Natural Gas Co / Southern Natural			6.70%, 1/15/2018	300	314
Issuing Corp			Realty Income Corp
4.40%, 6/15/2021	200	200	5.88%, 3/15/2035	200	197
Spectra Energy Capital LLC			Simon Property Group LP
6.25%, 2/15/2013	70	74	5.65%, 2/1/2020	185	207
Tennessee Gas Pipeline Co			6.75%, 2/1/2040	100	123
7.50%, 4/1/2017	300	356	10.35%, 4/1/2019	350	475
TransCanada PipeLines Ltd			UDR Inc
6.10%, 6/1/2040	100	123	5.25%, 1/15/2015	170	180
6.50%, 8/15/2018	90	108	Vornado Realty LP
7.25%, 8/15/2038	200	263	4.25%, 4/1/2015	200	206
7.63%, 1/15/2039	50	69			$ 3,970
Williams Partners LP
3.80%, 2/15/2015	275	288	Retail - 0.74%
6.30%, 4/15/2040	170	199	AutoZone Inc
	$ 5,676		4.00%, 11/15/2020	200	200
			CVS Caremark Corp
Real Estate - 0.02%			3.25%, 5/18/2015	70	74
ProLogis LP			5.75%, 6/1/2017	200	231
6.88%, 3/15/2020	21	23	6.13%, 9/15/2039	310	345
7.63%, 8/15/2014	200	220	6.60%, 3/15/2019	50	60
	$ 243		Darden Restaurants Inc
			6.80%, 10/15/2037(a)	105	122
Regional Authority - 0.39%			Gap Inc/The
Province of British Columbia Canada			5.95%, 4/12/2021	100	95
6.50%, 1/15/2026	70	96	Home Depot Inc/The
Province of Manitoba Canada			5.25%, 12/16/2013	250	271
2.63%, 7/15/2015	300	314	5.40%, 3/1/2016	90	103
Province of Nova Scotia Canada			5.88%, 12/16/2036	145	168
5.13%, 1/26/2017	160	186	5.95%, 4/1/2041	200	238
Province of Ontario Canada			Kohl's Corp
2.70%, 6/16/2015	500	525	4.00%, 11/1/2021	300	303
2.95%, 2/5/2015	200	211	Lowe's Cos Inc
3.50%, 7/15/2013	350	365	4.63%, 4/15/2020	300	319
4.00%, 10/7/2019	300	327	6.65%, 9/15/2037	50	61
4.10%, 6/16/2014	380	411	Macy's Retail Holdings Inc
4.40%, 4/14/2020	200	225	5.75%, 7/15/2014	200	216
5.45%, 4/27/2016	400	465	5.90%, 12/1/2016	100	111
Province of Quebec Canada			6.65%, 7/15/2024	100	114
2.75%, 8/25/2021	300	297	6.90%, 4/1/2029	100	111
4.88%, 5/5/2014	200	219	McDonald's Corp
5.13%, 11/14/2016	200	232	3.50%, 7/15/2020	90	95
7.50%, 9/15/2029	250	370	4.88%, 7/15/2040	35	40
Province of Saskatchewan Canada			5.35%, 3/1/2018	140	164
8.50%, 7/15/2022	25	37	6.30%, 10/15/2037	50	67
	$ 4,280		Nordstrom Inc
			4.75%, 5/1/2020	140	153

See accompanying notes.

12

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Sovereign (continued)
Nordstrom Inc (continued)			Colombia Government International Bond
6.25%, 1/15/2018	$ 50	$ 59	(continued)
Staples Inc			8.13%, 5/21/2024	$ 200 $	271
9.75%, 1/15/2014	150	171	11.75%, 2/25/2020	200	311
Target Corp			10.75%, 1/15/2013	200	220
4.00%, 6/15/2013	50	52	Export Development Canada
5.13%, 1/15/2013	300	315	1.50%, 5/15/2014	300	307
6.00%, 1/15/2018	80	97	2.25%, 5/28/2015	100	105
7.00%, 7/15/2031	195	258	Hungary Government International Bond
7.00%, 1/15/2038	250	324	4.75%, 2/3/2015	260	241
Walgreen Co			6.25%, 1/29/2020	400	365
5.25%, 1/15/2019	120	141	Israel Government AID Bond
Wal-Mart Stores Inc			5.50%, 9/18/2023	100	126
1.63%, 4/15/2014	200	204	5.50%, 4/26/2024	100	125
2.25%, 7/8/2015	100	104	5.50%, 9/18/2033	50	65
2.80%, 4/15/2016	200	212	Israel Government International Bond
3.25%, 10/25/2020	200	208	5.13%, 3/26/2019	75	83
3.63%, 7/8/2020	200	213	Japan Finance Corp
4.13%, 2/1/2019	400	439	1.88%, 9/24/2015	200	202
4.25%, 4/15/2021	200	225	2.50%, 1/21/2016	400	417
5.25%, 9/1/2035	200	224	Japan Finance Organization for
5.63%, 4/1/2040	150	177	Municipalities
5.63%, 4/15/2041	200	239	5.00%, 5/16/2017	200	232
6.20%, 4/15/2038	100	123	Mexico Government International Bond
6.50%, 8/15/2037	50	63	5.63%, 1/15/2017	460	520
7.25%, 6/1/2013	300	329	5.95%, 3/19/2019	304	356
Yum! Brands Inc			6.05%, 1/11/2040	330	391
6.25%, 3/15/2018	115	134	6.63%, 3/3/2015	431	488
6.88%, 11/15/2037	95	113	8.00%, 9/24/2022	200	276
		$ 8,085	8.30%, 8/15/2031	150	222
			11.50%, 5/15/2026	300	560
Semiconductors - 0.09%			Panama Government International Bond
Intel Corp			7.25%, 3/15/2015	300	346
3.30%, 10/1/2021	300	304	8.88%, 9/30/2027	300	445
4.80%, 10/1/2041	300	314	Peruvian Government International Bond
National Semiconductor Corp			6.55%, 3/14/2037	100	122
3.95%, 4/15/2015	350	377	7.13%, 3/30/2019	120	149
		$ 995	7.35%, 7/21/2025	200	259
Software - 0.19%			8.75%, 11/21/2033	165	243
Adobe Systems Inc			Poland Government International Bond
4.75%, 2/1/2020	200	212	3.88%, 7/16/2015	300	302
Microsoft Corp			5.13%, 4/21/2021	200	198
2.95%, 6/1/2014	100	106	6.38%, 7/15/2019	60	65
4.20%, 6/1/2019	450	508	Republic of Italy
Oracle Corp			2.13%, 9/16/2013	450	409
3.88%, 7/15/2020(b)	300	322	3.13%, 1/26/2015	140	122
5.00%, 7/8/2019	190	218	4.38%, 6/15/2013	300	285
5.25%, 1/15/2016	300	344	4.75%, 1/25/2016	300	265
5.38%, 7/15/2040(b)	225	259	5.25%, 9/20/2016	120	107
5.75%, 4/15/2018	100	119	5.38%, 6/15/2033	250	202
		$ 2,088	6.88%, 9/27/2023	50	44
			Republic of Korea
Sovereign - 1.55%			5.75%, 4/16/2014	300	327
Brazilian Government International Bond			7.13%, 4/16/2019	90	112
5.88%, 1/15/2019	400	466	South Africa Government International Bond
6.00%, 1/17/2017	300	345	5.88%, 5/30/2022	200	226
7.13%, 1/20/2037	320	428	6.50%, 6/2/2014	80	88
8.25%, 1/20/2034	200	295	6.88%, 5/27/2019	345	407
8.88%, 10/14/2019	475	658	Svensk Exportkredit AB
12.25%, 3/6/2030	250	470	3.25%, 9/16/2014	200	207
12.75%, 1/15/2020	200	330	5.13%, 3/1/2017	70	79
10.50%, 7/14/2014	200	247	Tennessee Valley Authority
11.00%, 8/17/2040	50	66	4.50%, 4/1/2018	200	231
Canada Government International Bond			5.25%, 9/15/2039	200	249
2.38%, 9/10/2014	400	420	5.38%, 4/1/2056	100	133
Chile Government International Bond			6.00%, 3/15/2013	400	429
3.25%, 9/14/2021	200	201	6.75%, 11/1/2025	400	557
Colombia Government International Bond				$ 17,050
7.38%, 1/27/2017	300	361
7.38%, 9/18/2037	200	272

See accompanying notes.

13

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Supranational Bank - 1.18%			Telecommunications (continued)
African Development Bank			AT&T Inc (continued)
1.63%, 2/11/2013	$ 200 $	202	3.88%, 8/15/2021	$ 300 $	304
Asian Development Bank			4.95%, 1/15/2013	400	418
2.50%, 3/15/2016	300	317	5.35%, 9/1/2040	271	283
2.63%, 2/9/2015	100	105	5.50%, 2/1/2018	400	456
2.75%, 5/21/2014	400	420	5.55%, 8/15/2041	300	325
3.63%, 9/5/2013	100	105	5.60%, 5/15/2018	40	46
4.25%, 10/20/2014	200	220	6.15%, 9/15/2034	345	388
5.82%, 6/16/2028	60	77	6.30%, 1/15/2038	310	361
6.38%, 10/1/2028	200	278	6.50%, 9/1/2037	85	101
Corp Andina de Fomento			6.55%, 2/15/2039	100	120
3.75%, 1/15/2016	15	15	Bellsouth Capital Funding Corp
5.75%, 1/12/2017	80	87	7.88%, 2/15/2030	400	520
Council Of Europe Development Bank			BellSouth Corp
2.75%, 2/10/2015	100	105	5.20%, 9/15/2014	300	330
European Bank for Reconstruction &			British Telecommunications PLC
Development			5.95%, 1/15/2018	110	119
2.50%, 3/15/2016	300	315	9.88%, 12/15/2030(a)	300	416
2.75%, 4/20/2015	300	315	Cellco Partnership / Verizon Wireless Capital
European Investment Bank			LLC
1.13%, 8/15/2014	300	298	5.55%, 2/1/2014	700	762
1.25%, 2/14/2014	500	499	8.50%, 11/15/2018	80	106
1.50%, 5/15/2014	500	502	CenturyLink Inc
1.63%, 3/15/2013	400	402	7.60%, 9/15/2039	100	94
1.63%, 9/1/2015	300	299	Cisco Systems Inc
1.88%, 6/17/2013	500	506	1.63%, 3/14/2014	300	306
2.50%, 5/16/2016	400	410	4.45%, 1/15/2020	400	445
2.75%, 3/23/2015	300	311	4.95%, 2/15/2019	130	147
3.00%, 4/8/2014	400	415	5.50%, 2/22/2016	200	231
3.13%, 6/4/2014	370	386	5.90%, 2/15/2039	100	119
3.38%, 6/12/2013	300	310	Deutsche Telekom International Finance BV
4.88%, 2/16/2016	500	561	5.75%, 3/23/2016	300	331
4.88%, 1/17/2017	400	452	5.88%, 8/20/2013	300	319
4.88%, 2/15/2036	100	107	8.75%, 6/15/2030(a)	250	340
5.13%, 9/13/2016	100	114	Embarq Corp
5.13%, 5/30/2017	400	460	7.08%, 6/1/2016	100	106
Inter-American Development Bank			France Telecom SA
1.63%, 7/15/2013	200	204	4.38%, 7/8/2014	300	318
2.25%, 7/15/2015	100	105	8.50%, 3/1/2031(a)	50	69
3.88%, 9/17/2019	300	341	Harris Corp
3.88%, 2/14/2020	300	346	4.40%, 12/15/2020	200	206
4.50%, 9/15/2014	300	329	Juniper Networks Inc
International Bank for Reconstruction &			3.10%, 3/15/2016	300	308
Development			Pacific Bell Telephone Co
0.65%, 11/29/2013	400	401	7.13%, 3/15/2026	300	372
1.13%, 8/25/2014	300	305	Qwest Capital Funding Inc
1.75%, 7/15/2013	600	614	6.88%, 7/15/2028	200	179
2.13%, 3/15/2016	500	523	Qwest Communications International Inc
2.38%, 5/26/2015	200	211	8.00%, 10/1/2015	200	213
7.63%, 1/19/2023	50	70	Qwest Corp
International Finance Corp			7.50%, 10/1/2014	300	328
2.75%, 4/20/2015	300	317	8.38%, 5/1/2016	80	91
Nordic Investment Bank			Rogers Communications Inc
3.63%, 6/17/2013	400	419	6.80%, 8/15/2018	420	507
5.00%, 2/1/2017	100	117	7.50%, 3/15/2015	60	70
	$ 12,895		Rogers Wireless Inc
			6.38%, 3/1/2014	65	71
Telecommunications - 1.62%			Telecom Italia Capital SA
America Movil SAB de CV			5.25%, 11/15/2013	105	101
3.63%, 3/30/2015	300	313	6.18%, 6/18/2014	200	192
5.00%, 3/30/2020	200	214	6.38%, 11/15/2033	265	192
5.50%, 3/1/2014	110	119	7.00%, 6/4/2018	310	281
5.63%, 11/15/2017	60	68	Telefonica Emisiones SAU
6.13%, 3/30/2040	400	439	2.58%, 4/26/2013	200	194
American Tower Corp			3.73%, 4/27/2015	100	95
7.00%, 10/15/2017	125	144	4.95%, 1/15/2015	220	217
AT&T Corp			5.13%, 4/27/2020	655	578
8.00%, 11/15/2031(a)	5	7
			7.05%, 6/20/2036	70	63
AT&T Inc
2.50%, 8/15/2015	250	257

See accompanying notes.

14

     Schedule of Investments Bond Market Index Fund November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

Telecommunications (continued)			California (continued)
Verizon Communications Inc			San Diego County Water Authority
1.95%, 3/28/2014	$ 300 $	306	6.14%, 5/1/2049	$ 40	$ 50
3.00%, 4/1/2016	300	312	State of California
4.60%, 4/1/2021	300	325	5.65%, 4/1/2039(a)	100	106
6.25%, 4/1/2037	45	53	6.65%, 3/1/2022	300	353
6.35%, 4/1/2019	320	382	7.30%, 10/1/2039	300	355
6.40%, 2/15/2038	50	60	7.60%, 11/1/2040	200	240
6.90%, 4/15/2038	40	50	7.63%, 3/1/2040	200	238
8.75%, 11/1/2018	300	400	University of California
8.95%, 3/1/2039	115	176	6.55%, 5/15/2048	200	230
Verizon Global Funding Corp					$ 3,228
7.75%, 12/1/2030	570	761
Vodafone Group PLC			Connecticut - 0.01%
5.00%, 12/16/2013	300	322	State of Connecticut
5.38%, 1/30/2015	400	444	5.85%, 3/15/2032	100	120
5.63%, 2/27/2017	190	219
6.15%, 2/27/2037	200	242	Georgia - 0.05%
	$ 17,751		Municipal Electric Authority of Georgia
			6.64%, 4/1/2057	200	206
Toys, Games & Hobbies - 0.01%			State of Georgia
Hasbro Inc
6.35%, 3/15/2040	100	108	4.50%, 11/1/2025	300	331
					$ 537

Transportation - 0.34%			Illinois - 0.11%
Burlington Northern Santa Fe LLC			Chicago Transit Authority
4.30%, 7/1/2013	200	210	6.20%, 12/1/2040	40	43
4.70%, 10/1/2019	130	143	6.90%, 12/1/2040	200	232
5.65%, 5/1/2017	210	241	County of Cook IL
7.95%, 8/15/2030	300	417	6.23%, 11/15/2034	100	109
Canadian National Railway Co			State of Illinois
1.45%, 12/15/2016	200	198	4.95%, 6/1/2023	125	124
5.55%, 3/1/2019	60	71	4.96%, 3/1/2016	300	314
CSX Corp			5.10%, 6/1/2033	150	134
6.25%, 3/15/2018	320	380	7.35%, 7/1/2035	290	319
Norfolk Southern Corp					$ 1,275
3.25%, 12/1/2021	200	199	Kansas - 0.01%
4.84%, 10/1/2041(b)	67	68	Kansas State Department of Transportation
5.26%, 9/17/2014	400	440	4.60%, 9/1/2035	70	72
Ryder System Inc
3.15%, 3/2/2015	200	205
Union Pacific Corp			Nevada - 0.04%
4.16%, 7/15/2022	162	172	County of Clark NV Airport System Revenue
4.75%, 9/15/2041	300	313	6.82%, 7/1/2045	100	124
5.45%, 1/31/2013	94	99	6.88%, 7/1/2042	285	312
United Parcel Service Inc					$ 436
3.13%, 1/15/2021	200	209	New Jersey - 0.06%
3.88%, 4/1/2014	90	96	New Jersey Economic Development
4.88%, 11/15/2040	100	112	Authority AGM
6.20%, 1/15/2038	90	114	0.00%, 2/15/2023(c)	200	106
	$ 3,687		New Jersey State Turnpike Authority
Water - 0.00%			7.10%, 1/1/2041	300	403
American Water Capital Corp			New Jersey Transportation Trust Fund
6.59%, 10/15/2037	20	24	Authority
			6.56%, 12/15/2040	50	63
TOTAL BONDS	$ 348,222				$ 572
	Principal		New York - 0.10%
MUNICIPAL BONDS - 0.91%	Amount (000's) Value (000's)		City of New York NY
California - 0.29%			5.52%, 10/1/2037	100	114
Bay Area Toll Authority			Metropolitan Transportation Authority
6.26%, 4/1/2049	$ 400 $	506	6.55%, 11/15/2031	130	156
East Bay Municipal Utility District			6.65%, 11/15/2039	100	124
5.87%, 6/1/2040	120	145	6.81%, 11/15/2040	100	121
Los Angeles Department of Water & Power			New York City Municipal Water Finance
6.01%, 7/1/2039	230	263	Authority
Los Angeles Unified School District/CA			5.72%, 6/15/2042	100	117
5.75%, 7/1/2034	325	361	New York City Transitional Finance Authority
5.76%, 7/1/2029	200	222	Future Tax Secured Revenue
6.76%, 7/1/2034	130	159	5.51%, 8/1/2037	200	234

See accompanying notes.

15

     Schedule of Investments Bond Market Index Fund November 30, 2011 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

New York (continued)			Federal Home Loan Mortgage Corporation (FHLMC)
			(continued)
New York State Dormitory Authority			4.00%, 3/1/2026(d)	$ 30	$ 31
5.60%, 3/15/2040	$ 100 $	116	4.00%, 7/1/2026(d)	665	697
Port Authority of New York & New			4.00%, 12/1/2026(d),(e)	500	523
Jersey GO OF AUTH			4.00%, 7/1/2039(d)	361	379
6.04%, 12/1/2029	200	241	4.00%, 9/1/2039(d)	203	213
	$ 1,223		4.00%, 12/1/2039(d)	505	526
Ohio - 0.05%			4.00%, 12/1/2039(d)	263	274
American Municipal Power Inc			4.00%, 1/1/2040(d)	378	394
7.50%, 2/15/2050	300	383	4.00%, 3/1/2040(d)	345	359
Ohio State University/The			4.00%, 9/1/2040(d)	489	510
4.91%, 6/1/2040	100	112	4.00%, 10/1/2040(d)	379	395
	$ 495		4.00%, 10/1/2040(d)	956	996
			4.00%, 12/1/2040(d)	476	496
Puerto Rico - 0.06%			4.00%, 12/1/2040(d)	487	509
Government Development Bank for Puerto			4.00%, 12/1/2040(d)	483	503
Rico			4.00%, 12/1/2040(d)	1,056	1,101
3.67%, 5/1/2014	300	306	4.00%, 12/1/2040(d)	569	593
4.70%, 5/1/2016	300	313	4.00%, 2/1/2041(d)	1,055	1,099
	$ 619		4.00%, 2/1/2041(d)	1,271	1,324
			4.00%, 4/1/2041(d)	484	505
Texas - 0.12%			4.00%, 12/1/2041(d),(e)	1,400	1,456
Dallas Area Rapid Transit			4.50%, 11/1/2018(d)	331	349
5.02%, 12/1/2048	200	222	4.50%, 4/1/2019(d)	300	320
Dallas Convention Center Hotel Development			4.50%, 4/1/2023(d)	247	261
Corp			4.50%, 1/1/2024(d)	432	463
7.09%, 1/1/2042	180	199	4.50%, 1/1/2024(d)	169	179
Dallas County Hospital District			4.50%, 7/1/2024(d)	233	249
5.62%, 8/15/2044	200	241	4.50%, 9/1/2024(d)	342	367
Dallas Independent School District PSF-GTD			4.50%, 9/1/2024(d)	359	385
6.45%, 2/15/2035	200	235	4.50%, 4/1/2025(d)	436	461
State of Texas			4.50%, 5/1/2025(d)	364	385
4.68%, 4/1/2040	100	110	4.50%, 7/1/2025(d)	481	510
5.52%, 4/1/2039	300	358	4.50%, 2/1/2030(d)	390	411
	$ 1,365		4.50%, 8/1/2030(d)	312	330
Washington - 0.01%			4.50%, 5/1/2031(d)	286	302
State of Washington			4.50%, 8/1/2036(d)	469	496
5.09%, 8/1/2033	90	101	4.50%, 2/1/2039(d)	1,655	1,744
			4.50%, 3/1/2039(d)	696	739
TOTAL MUNICIPAL BONDS	$ 10,043		4.50%, 10/1/2039(d)	861	922
U.S. GOVERNMENT & GOVERNMENT	Principal		4.50%, 11/1/2039(d)	924	974
AGENCY OBLIGATIONS - 65.50%	Amount (000's) Value (000's)		4.50%, 12/1/2039(d)	1,080	1,158
Federal Home Loan Mortgage Corporation (FHLMC) -			4.50%, 2/1/2040(d)	224	236
9.20%			4.50%, 2/1/2040(d)	861	923
3.50%, 10/1/2025(d)	$ 241 $	250	4.50%, 2/1/2040(d)	882	945
3.50%, 10/1/2025(d)	332	345	4.50%, 4/1/2040(d)	1,287	1,357
3.50%, 11/1/2025(d)	87	90	4.50%, 5/1/2040(d)	888	943
3.50%, 11/1/2025(d)	252	262	4.50%, 5/1/2040(d)	364	384
3.50%, 11/1/2025(d)	370	384	4.50%, 7/1/2040(d)	712	756
3.50%, 1/1/2026(d)	358	371	4.50%, 7/1/2040(d)	719	763
3.50%, 2/1/2026(d)	276	286	4.50%, 8/1/2040(d)	493	520
3.50%, 5/1/2026(d)	585	607	4.50%, 8/1/2040(d)	1,320	1,399
3.50%, 6/1/2026(d)	185	192	4.50%, 8/1/2040(d)	452	479
3.50%, 7/1/2026(d)	179	185	4.50%, 8/1/2040(d)	816	860
3.50%, 10/1/2026(d)	296	307	4.50%, 8/1/2040(d)	467	492
3.50%, 12/1/2026(d),(e)	1,200	1,243	4.50%, 9/1/2040(d)	256	270
3.50%, 2/1/2041(d)	484	493	4.50%, 9/1/2040(d)	406	428
4.00%, 6/1/2014(d)	138	145	4.50%, 2/1/2041(d)	575	606
4.00%, 4/1/2019(d)	344	364	4.50%, 3/1/2041(d)	949	1,000
4.00%, 12/1/2024(d)	153	163	4.50%, 4/1/2041(d)	474	499
4.00%, 2/1/2025(d)	433	453	4.50%, 4/1/2041(d)	523	551
4.00%, 3/1/2025(d)	445	466	4.50%, 5/1/2041(d)	886	934
4.00%, 3/1/2025(d)	273	285	4.50%, 6/1/2041(d)	579	614
4.00%, 4/1/2025(d)	366	383	4.50%, 12/1/2041(d),(e)	2,600	2,737
4.00%, 6/1/2025(d)	463	485	4.79%, 2/1/2037(a),(d)	70	74
4.00%, 7/1/2025(d)	180	189	5.00%, 12/1/2012(d)	144	154
4.00%, 8/1/2025(d)	302	322	5.00%, 5/1/2018(d)	131	141
4.00%, 8/1/2025(d)	254	266	5.00%, 8/1/2018(d)	209	225
4.00%, 9/1/2025(d)	117	122	5.00%, 4/1/2019(d)	154	166
4.00%, 2/1/2026(d)	463	486	5.00%, 12/1/2019(d)	464	500

See accompanying notes.

16

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
5.00%, 2/1/2022(d)	$ 178 $ 191		5.50%, 4/1/2038(d)	$ 105 $	114
5.00%, 9/1/2022(d)	232	248	5.50%, 5/1/2038(d)	252	274
5.00%, 6/1/2023(d)	154	165	5.50%, 5/1/2038(d)	133	145
5.00%, 7/1/2024(d)	204	219	5.50%, 6/1/2038(d)	97	105
5.00%, 6/1/2025(d)	214	229	5.50%, 6/1/2038(d)	264	285
5.00%, 2/1/2030(d)	168	179	5.50%, 7/1/2038(d)	661	719
5.00%, 3/1/2030(d)	118	126	5.50%, 7/1/2038(d)	174	188
5.00%, 8/1/2033(d)	1,060	1,135	5.50%, 10/1/2038(d)	141	152
5.00%, 8/1/2033(d)	258	276	5.50%, 11/1/2038(d)	240	260
5.00%, 9/1/2033(d)	599	641	5.50%, 1/1/2039(d)	595	643
5.00%, 3/1/2034(d)	276	295	5.50%, 4/1/2039(d)	676	736
5.00%, 4/1/2034(d)	651	697	5.50%, 1/1/2040(d)	587	640
5.00%, 5/1/2034(d)	557	597	5.50%, 3/1/2040(d)	174	188
5.00%, 8/1/2035(d)	292	312	5.50%, 12/1/2041(d),(e)	500	540
5.00%, 8/1/2035(d)	163	175	5.64%, 6/1/2037(a),(d)	345	368
5.00%, 9/1/2035(d)	464	497	6.00%, 8/1/2014(d)	1	1
5.00%, 10/1/2035(d)	577	618	6.00%, 7/1/2017(d)	5	6
5.00%, 12/1/2035(d)	619	663	6.00%, 5/1/2021(d)	69	75
5.00%, 4/1/2036(d)	88	95	6.00%, 11/1/2022(d)	112	123
5.00%, 8/1/2036(d)	735	787	6.00%, 2/1/2027(d)	308	337
5.00%, 5/1/2037(d)	330	354	6.00%, 6/1/2029(d)	1	2
5.00%, 2/1/2038(d)	780	835	6.00%, 7/1/2029(d)	11	12
5.00%, 6/1/2038(d)	277	296	6.00%, 7/1/2029(d)	27	30
5.00%, 6/1/2038(a),(d)	122	130	6.00%, 2/1/2031(d)	20	23
5.00%, 9/1/2038(d)	72	77	6.00%, 12/1/2031(d)	71	78
5.00%, 2/1/2039(d)	647	692	6.00%, 1/1/2032(d)	485	537
5.00%, 3/1/2039(d)	650	703	6.00%, 6/1/2034(d)	610	675
5.00%, 7/1/2039(d)	655	704	6.00%, 8/1/2034(d)	117	129
5.00%, 8/1/2039(d)	29	31	6.00%, 5/1/2036(d)	733	807
5.00%, 10/1/2039(d)	640	694	6.00%, 6/1/2036(d)	602	662
5.00%, 1/1/2040(d)	1,139	1,232	6.00%, 2/1/2037(d)	83	91
5.00%, 3/1/2040(d)	225	241	6.00%, 5/1/2037(d)	79	87
5.00%, 7/1/2040(d)	885	947	6.00%, 10/1/2037(d)	613	671
5.00%, 7/1/2040(d)	803	859	6.00%, 11/1/2037(d)	649	711
5.00%, 8/1/2040(d)	639	684	6.00%, 12/1/2037(d)	124	135
5.00%, 8/1/2040(d)	438	469	6.00%, 1/1/2038(d)	139	152
5.00%, 4/1/2041(d)	701	755	6.00%, 1/1/2038(d)	512	560
5.00%, 5/1/2041(d)	308	329	6.00%, 1/1/2038(a),(d)	93	102
5.00%, 12/1/2041(d),(e)	1,800	1,925	6.00%, 1/1/2038(d)	428	473
5.11%, 4/1/2038(a),(d)	79	84	6.00%, 5/1/2038(d)	506	559
5.41%, 6/1/2037(a),(d)	137	146	6.00%, 7/1/2038(d)	459	502
5.50%, 10/1/2016(d)	124	134	6.00%, 7/1/2038(d)	248	272
5.50%, 2/1/2017(d)	201	218	6.00%, 8/1/2038(d)	254	279
5.50%, 1/1/2018(d)	287	308	6.00%, 9/1/2038(d)	349	385
5.50%, 1/1/2018(d)	59	64	6.00%, 9/1/2038(d)	266	291
5.50%, 1/1/2022(d)	154	167	6.00%, 12/1/2039(d)	110	121
5.50%, 12/1/2032(d)	613	665	6.00%, 12/1/2041(d),(e)	900	983
5.50%, 3/1/2033(d)	73	80	6.50%, 3/1/2015(d)	1	1
5.50%, 12/1/2033(d)	37	41	6.50%, 12/1/2015(d)	2	2
5.50%, 1/1/2034(d)	298	323	6.50%, 6/1/2017(d)	78	86
5.50%, 1/1/2034(d)	1,347	1,461	6.50%, 4/1/2028(d)	5	6
5.50%, 3/1/2034(d)	641	701	6.50%, 3/1/2029(d)	21	24
5.50%, 10/1/2034(d)	291	315	6.50%, 5/1/2031(d)	34	39
5.50%, 10/1/2034(d)	35	38	6.50%, 6/1/2031(d)	8	9
5.50%, 2/1/2035(d)	23	25	6.50%, 6/1/2031(d)	1	1
5.50%, 2/1/2035(d)	529	573	6.50%, 10/1/2031(d)	6	7
5.50%, 3/1/2035(d)	363	393	6.50%, 2/1/2032(d)	4	4
5.50%, 11/1/2035(d)	622	674	6.50%, 5/1/2032(d)	14	16
5.50%, 5/1/2036(d)	601	652	6.50%, 5/1/2032(d)	8	9
5.50%, 5/1/2036(d)	148	160	6.50%, 4/1/2035(d)	30	34
5.50%, 7/1/2036(d)	604	655	6.50%, 3/1/2036(d)	234	262
5.50%, 11/1/2036(d)	462	499	6.50%, 9/1/2036(d)	170	190
5.50%, 2/1/2037(d)	32	35	6.50%, 8/1/2037(d)	92	103
5.50%, 7/1/2037(d)	99	107	6.50%, 10/1/2037(d)	261	296
5.50%, 7/1/2037(d)	455	491	6.50%, 11/1/2037(d)	316	353
5.50%, 9/1/2037(d)	254	275	6.50%, 12/1/2037(d)	53	59
5.50%, 11/1/2037(d)	320	345	6.50%, 2/1/2038(d)	57	63
5.50%, 1/1/2038(d)	254	274	6.50%, 9/1/2038(d)	447	498
5.50%, 4/1/2038(d)	93	102	6.50%, 9/1/2038(d)	550	614

See accompanying notes.

17

     Schedule of Investments Bond Market Index Fund November 30, 2011 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal Home Loan Mortgage Corporation (FHLMC)			Federal National Mortgage Association (FNMA) (continued)
(continued)			4.00%, 11/1/2025(d)	$ 535 $	562
6.50%, 10/1/2038(d)	$ 72	$ 81
			4.00%, 1/1/2026(d)	363	382
6.50%, 1/1/2039(d)	274	306
			4.00%, 3/1/2026(d)	87	91
7.00%, 10/1/2029(d)	8	9
			4.00%, 5/1/2026(d)	569	598
7.00%, 11/1/2030(d)	3	3
			4.00%, 6/1/2026(d)	431	456
7.00%, 12/1/2030(d)	3	3
			4.00%, 7/1/2026(d)	434	457
7.00%, 1/1/2031(d)	2	2
			4.00%, 12/1/2026(d),(e)	500	525
7.00%, 9/1/2031(d)	59	68
			4.00%, 4/1/2029(d)	262	275
7.00%, 1/1/2032(d)	6	6
			4.00%, 10/1/2030(d)	423	444
7.00%, 9/1/2038(d)	148	169
			4.00%, 12/1/2030(d)	545	572
7.50%, 10/1/2015(d)	1	1
			4.00%, 2/1/2031(d)	854	896
7.50%, 12/1/2015(d)	4	4
			4.00%, 7/1/2031(d)	568	595
7.50%, 7/1/2029(d)	175	203
			4.00%, 11/1/2031(d)	399	418
7.50%, 1/1/2030(d)	4	5
			4.00%, 3/1/2039(d)	497	518
7.50%, 2/1/2030(d)	1	1
			4.00%, 5/1/2039(d)	35	37
7.50%, 7/1/2030(d)	1	1
			4.00%, 8/1/2039(d)	625	652
7.50%, 8/1/2030(d)	1	1
			4.00%, 8/1/2039(d)	87	91
7.50%, 10/1/2030(d)	16	19
			4.00%, 10/1/2039(d)	167	174
7.50%, 12/1/2030(d)	1	1
			4.00%, 11/1/2039(d)	469	490
8.00%, 11/1/2030(d)	1	1
			4.00%, 11/1/2039(d)	126	131
		$ 100,883	4.00%, 12/1/2039(d)	336	350
Federal National Mortgage Association (FNMA) - 15.27%			4.00%, 2/1/2040(d)	21	22
2.51%, 7/1/2041(d)	478	492	4.00%, 2/1/2040(d)	736	767
3.12%, 6/1/2040(a),(d)	299	310	4.00%, 5/1/2040(d)	512	534
3.23%, 7/1/2040(a),(d)	744	778	4.00%, 5/1/2040(d)	166	173
3.24%, 12/1/2039(a),(d)	514	537	4.00%, 8/1/2040(d)	288	300
3.32%, 12/1/2040(a),(d)	439	457	4.00%, 10/1/2040(d)	794	829
3.34%, 3/1/2040(a),(d)	331	347	4.00%, 10/1/2040(d)	269	281
3.44%, 2/1/2041(a),(d)	431	447	4.00%, 10/1/2040(d)	426	444
3.47%, 1/1/2040(a),(d)	429	447	4.00%, 10/1/2040(d)	446	465
3.50%, 8/1/2025(d)	409	426	4.00%, 10/1/2040(d)	184	192
3.50%, 10/1/2025(d)	326	340	4.00%, 10/1/2040(d)	471	491
3.50%, 11/1/2025(d)	347	361	4.00%, 11/1/2040(d)	328	342
3.50%, 12/1/2025(d)	435	453	4.00%, 12/1/2040(d)	575	602
3.50%, 12/1/2025(d)	468	486	4.00%, 12/1/2040(d)	1,235	1,288
3.50%, 1/1/2026(d)	1,100	1,144	4.00%, 12/1/2040(d)	291	304
3.50%, 2/1/2026(d)	721	750	4.00%, 12/1/2040(d)	980	1,022
3.50%, 5/1/2026(d)	184	191	4.00%, 1/1/2041(d)	485	505
3.50%, 7/1/2026(d)	163	169	4.00%, 1/1/2041(d)	896	934
3.50%, 8/1/2026(d)	480	499	4.00%, 1/1/2041(d)	68	71
3.50%, 12/1/2026(d),(e)	1,400	1,454	4.00%, 2/1/2041(d)	1,152	1,202
3.50%, 1/1/2031(d)	187	193	4.00%, 2/1/2041(d)	572	596
3.50%, 4/1/2031(d)	289	299	4.00%, 2/1/2041(d)	711	742
3.50%, 10/1/2040(d)	185	189	4.00%, 3/1/2041(d)	475	496
3.50%, 11/1/2040(d)	486	496	4.00%, 3/1/2041(d)	1,063	1,109
3.50%, 12/1/2040(d)	575	587	4.00%, 12/1/2041(d)	3,100	3,230
3.50%, 1/1/2041(d)	385	393	4.50%, 2/1/2018(d)	532	568
3.50%, 2/1/2041(d)	198	203	4.50%, 5/1/2019(d)	799	855
3.50%, 12/1/2041(d),(e)	500	510	4.50%, 9/1/2020(d)	129	138
3.57%, 8/1/2040(a),(d)	370	386	4.50%, 5/1/2022(d)	360	385
3.65%, 5/1/2041(a),(d)	459	477	4.50%, 2/1/2024(d)	148	158
3.66%, 5/1/2041(a),(d)	448	467	4.50%, 4/1/2024(d)	76	81
3.68%, 2/1/2040(a),(d)	473	497	4.50%, 4/1/2024(d)	82	87
4.00%, 4/1/2014(d)	326	337	4.50%, 11/1/2024(d)	247	263
4.00%, 5/1/2014(d)	89	93	4.50%, 12/1/2024(d)	251	268
4.00%, 5/1/2024(d)	370	390	4.50%, 12/1/2024(d)	358	388
4.00%, 9/1/2024(d)	197	209	4.50%, 2/1/2025(d)	459	491
4.00%, 11/1/2024(d)	136	143	4.50%, 2/1/2025(d)	272	291
4.00%, 3/1/2025(d)	331	348	4.50%, 4/1/2025(d)	77	82
4.00%, 4/1/2025(d)	143	150	4.50%, 4/1/2025(d)	27	29
4.00%, 5/1/2025(d)	276	290	4.50%, 4/1/2026(d)	638	682
4.00%, 5/1/2025(d)	104	109	4.50%, 12/1/2026(d),(e)	700	744
4.00%, 5/1/2025(d)	166	175	4.50%, 7/1/2029(d)	88	93
4.00%, 5/1/2025(d)	369	387	4.50%, 2/1/2030(d)	373	396
4.00%, 5/1/2025(d)	489	513	4.50%, 4/1/2030(d)	130	138
4.00%, 6/1/2025(d)	226	238	4.50%, 9/1/2030(d)	335	355
4.00%, 6/1/2025(d)	292	306	4.50%, 1/1/2031(d)	283	300
4.00%, 8/1/2025(d)	436	458	4.50%, 4/1/2031(d)	187	199
4.00%, 11/1/2025(d)	592	622	4.50%, 5/1/2031(d)	281	298

See accompanying notes.

18

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 8/1/2031(d)	$ 494 $ 524		5.00%, 7/1/2035(d)	$ 110 $	118
4.50%, 8/1/2033(d)	279	296	5.00%, 7/1/2035(d)	474	510
4.50%, 8/1/2033(d)	608	646	5.00%, 9/1/2035(d)	332	357
4.50%, 1/1/2036(d)	48	51	5.00%, 10/1/2035(d)	612	658
4.50%, 3/1/2036(d)	94	100	5.00%, 3/1/2036(d)	735	791
4.50%, 1/1/2039(d)	190	201	5.00%, 4/1/2037(d)	22	24
4.50%, 2/1/2039(d)	484	512	5.00%, 7/1/2037(d)	353	379
4.50%, 4/1/2039(d)	805	869	5.00%, 6/1/2038(d)	135	145
4.50%, 4/1/2039(d)	845	901	5.00%, 1/1/2039(d)	630	685
4.50%, 4/1/2039(d)	339	358	5.00%, 2/1/2039(d)	1,013	1,109
4.50%, 6/1/2039(d)	461	488	5.00%, 3/1/2039(d)	623	670
4.50%, 6/1/2039(d)	1,030	1,104	5.00%, 4/1/2039(d)	591	639
4.50%, 6/1/2039(d)	452	482	5.00%, 4/1/2039(d)	740	802
4.50%, 7/1/2039(d)	910	971	5.00%, 7/1/2039(d)	697	758
4.50%, 7/1/2039(d)	432	461	5.00%, 10/1/2039(d)	652	709
4.50%, 8/1/2039(d)	450	480	5.00%, 12/1/2039(d)	418	458
4.50%, 9/1/2039(d)	477	505	5.00%, 1/1/2040(d)	821	898
4.50%, 12/1/2039(d)	845	901	5.00%, 2/1/2040(d)	840	923
4.50%, 12/1/2039(d)	432	458	5.00%, 5/1/2040(d)	430	462
4.50%, 12/1/2039(d)	487	524	5.00%, 6/1/2040(d)	879	955
4.50%, 12/1/2039(d)	912	982	5.00%, 6/1/2040(d)	306	330
4.50%, 1/1/2040(d)	984	1,059	5.00%, 8/1/2040(d)	443	477
4.50%, 2/1/2040(d)	439	469	5.00%, 8/1/2040(d)	429	461
4.50%, 2/1/2040(d)	672	720	5.00%, 11/1/2040(d)	591	636
4.50%, 3/1/2040(d)	770	815	5.00%, 4/1/2041(d)	410	441
4.50%, 4/1/2040(d)	1,387	1,468	5.00%, 5/1/2041(d)	770	830
4.50%, 5/1/2040(d)	2,431	2,588	5.00%, 5/1/2041(d)	588	633
4.50%, 5/1/2040(d)	436	462	5.00%, 12/1/2041(d),(e)	2,900	3,117
4.50%, 5/1/2040(d)	457	490	5.42%, 1/1/2036(a),(d)	220	237
4.50%, 6/1/2040(d)	461	492	5.43%, 6/1/2037(a),(d)	586	629
4.50%, 7/1/2040(d)	465	496	5.50%, 2/1/2014(d)	165	176
4.50%, 8/1/2040(d)	864	915	5.50%, 2/1/2015(d)	241	259
4.50%, 9/1/2040(d)	802	849	5.50%, 1/1/2017(d)	469	509
4.50%, 9/1/2040(d)	425	450	5.50%, 5/1/2019(d)	101	110
4.50%, 9/1/2040(d)	430	455	5.50%, 1/1/2021(d)	86	93
4.50%, 10/1/2040(d)	2,076	2,197	5.50%, 5/1/2021(d)	135	146
4.50%, 12/1/2040(d)	448	474	5.50%, 10/1/2021(d)	96	105
4.50%, 3/1/2041(d)	647	685	5.50%, 11/1/2022(d)	175	190
4.50%, 3/1/2041(d)	487	516	5.50%, 2/1/2023(d)	196	215
4.50%, 6/1/2041(d)	481	509	5.50%, 7/1/2023(d)	165	181
4.50%, 7/1/2041(d)	486	518	5.50%, 12/1/2023(d)	136	147
4.50%, 7/1/2041(d)	488	517	5.50%, 6/1/2028(d)	229	249
4.50%, 12/1/2041(d),(e)	5,900	6,238	5.50%, 9/1/2028(d)	80	87
4.56%, 4/1/2038(a),(d)	170	182	5.50%, 1/1/2029(d)	155	169
5.00%, 4/1/2014(d)	62	66	5.50%, 12/1/2029(d)	364	396
5.00%, 12/1/2017(d)	75	81	5.50%, 6/1/2033(d)	350	382
5.00%, 4/1/2018(d)	8	9	5.50%, 4/1/2034(d)	700	766
5.00%, 11/1/2018(d)	60	64	5.50%, 5/1/2034(d)	721	787
5.00%, 6/1/2019(d)	387	418	5.50%, 6/1/2034(d)	36	39
5.00%, 7/1/2019(d)	448	483	5.50%, 11/1/2034(d)	613	669
5.00%, 11/1/2021(d)	185	200	5.50%, 1/1/2035(d)	124	136
5.00%, 2/1/2023(d)	172	185	5.50%, 1/1/2035(d)	723	789
5.00%, 7/1/2023(d)	46	50	5.50%, 3/1/2035(d)	309	337
5.00%, 12/1/2023(d)	278	299	5.50%, 4/1/2035(d)	36	40
5.00%, 12/1/2023(d)	112	122	5.50%, 4/1/2035(d)	418	457
5.00%, 1/1/2024(d)	314	339	5.50%, 8/1/2035(d)	172	187
5.00%, 1/1/2024(d)	604	656	5.50%, 9/1/2035(d)	71	77
5.00%, 7/1/2024(d)	175	191	5.50%, 10/1/2035(d)	49	54
5.00%, 12/1/2026(d),(e)	1,100	1,180	5.50%, 10/1/2035(d)	65	71
5.00%, 3/1/2030(d)	466	501	5.50%, 1/1/2036(d)	116	126
5.00%, 8/1/2030(d)	529	569	5.50%, 4/1/2036(d)	54	59
5.00%, 5/1/2033(d)	234	251	5.50%, 4/1/2036(d)	708	772
5.00%, 5/1/2033(d)	358	385	5.50%, 7/1/2036(d)	414	452
5.00%, 7/1/2033(d)	1,780	1,916	5.50%, 8/1/2036(d)	692	755
5.00%, 8/1/2033(d)	107	115	5.50%, 9/1/2036(d)	460	502
5.00%, 11/1/2033(d)	936	1,007	5.50%, 9/1/2036(d)	1,107	1,209
5.00%, 2/1/2034(d)	119	128	5.50%, 11/1/2036(d)	253	275
5.00%, 3/1/2034(d)	161	173	5.50%, 11/1/2036(d)	399	435
5.00%, 5/1/2034(d)	1,147	1,234	5.50%, 1/1/2037(d)	526	573

See accompanying notes.

19

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 2/1/2037(d)	$ 26	$ 29	6.00%, 3/1/2038(d)	$ 159 $	176
5.50%, 2/1/2037(d)	658	722	6.00%, 5/1/2038(d)	55	61
5.50%, 5/1/2037(d)	363	398	6.00%, 5/1/2038(d)	31	34
5.50%, 7/1/2037(d)	126	137	6.00%, 5/1/2038(d)	29	32
5.50%, 7/1/2037(d)	191	207	6.00%, 5/1/2038(d)	262	288
5.50%, 1/1/2038(d)	197	215	6.00%, 5/1/2038(d)	302	333
5.50%, 1/1/2038(d)	313	340	6.00%, 8/1/2038(d)	453	500
5.50%, 2/1/2038(d)	402	439	6.00%, 9/1/2038(d)	918	1,008
5.50%, 3/1/2038(d)	394	428	6.00%, 9/1/2038(d)	14	16
5.50%, 3/1/2038(d)	380	420	6.00%, 12/1/2038(d)	216	238
5.50%, 5/1/2038(d)	322	350	6.00%, 10/1/2039(d)	611	670
5.50%, 6/1/2038(d)	74	81	6.00%, 9/1/2040(d)	417	457
5.50%, 6/1/2038(d)	84	92	6.00%, 12/1/2041(d),(e)	1,100	1,206
5.50%, 7/1/2038(d)	396	430	6.50%, 12/1/2016(d)	257	281
5.50%, 7/1/2038(d)	468	513	6.50%, 5/1/2018(d)	4	4
5.50%, 8/1/2038(d)	9	10	6.50%, 7/1/2020(d)	78	83
5.50%, 9/1/2038(d)	125	136	6.50%, 12/1/2031(d)	7	8
5.50%, 11/1/2038(d)	439	477	6.50%, 3/1/2032(d)	36	40
5.50%, 11/1/2038(d)	338	367	6.50%, 7/1/2032(d)	100	113
5.50%, 11/1/2038(d)	362	393	6.50%, 11/1/2033(d)	122	137
5.50%, 11/1/2038(d)	440	478	6.50%, 8/1/2034(d)	309	349
5.50%, 12/1/2038(d)	467	509	6.50%, 9/1/2034(d)	322	362
5.50%, 12/1/2038(d)	185	201	6.50%, 10/1/2034(d)	77	87
5.50%, 12/1/2038(d)	322	352	6.50%, 7/1/2037(d)	108	121
5.50%, 1/1/2039(d)	312	339	6.50%, 7/1/2037(d)	159	179
5.50%, 4/1/2039(d)	197	214	6.50%, 8/1/2037(d)	569	633
5.50%, 9/1/2039(d)	425	462	6.50%, 1/1/2038(d)	299	332
5.50%, 10/1/2039(d)	231	253	6.50%, 2/1/2038(d)	107	120
5.50%, 12/1/2039(d)	829	914	6.50%, 3/1/2038(d)	1,002	1,115
5.50%, 12/1/2039(d)	376	411	6.50%, 3/1/2038(d)	57	63
5.50%, 6/1/2040(d)	230	252	6.50%, 5/1/2038(d)	283	314
5.50%, 7/1/2040(d)	341	370	6.50%, 9/1/2038(d)	180	200
5.50%, 12/1/2041(d),(e)	2,000	2,171	6.50%, 10/1/2039(d)	364	405
5.63%, 4/1/2037(a),(d)	137	146	6.50%, 12/1/2041(d),(e)	800	885
5.74%, 10/1/2047(a),(d)	192	204	7.00%, 12/1/2037(d)	368	418
6.00%, 8/1/2012(d)	42	45	7.00%, 12/1/2037(d)	425	483
6.00%, 1/1/2014(d)	34	35	7.50%, 5/1/2031(d)	102	119
6.00%, 1/1/2016(d)	79	86		$ 167,451
6.00%, 10/1/2016(d)	11	11	Government National Mortgage Association (GNMA) -
6.00%, 6/1/2017(d)	43	47	7.20%
6.00%, 11/1/2017(d)	127	137	2.50%, 11/20/2040	485	499
6.00%, 5/1/2024(d)	399	432	2.50%, 12/20/2040	288	297
6.00%, 12/1/2026(d),(e)	400	432	3.00%, 2/20/2041(a)	763	795
6.00%, 12/1/2032(d)	404	448	3.50%, 12/15/2025	186	197
6.00%, 1/1/2033(d)	110	122	3.50%, 5/15/2026	290	307
6.00%, 10/1/2033(d)	96	107	3.50%, 7/20/2040	263	277
6.00%, 12/1/2033(d)	235	260	3.50%, 1/20/2041	682	707
6.00%, 10/1/2034(d)	445	494	3.50%, 3/20/2041(a)	375	395
6.00%, 12/1/2034(d)	204	225	4.00%, 8/15/2024	337	360
6.00%, 1/1/2035(d)	625	691	4.00%, 12/15/2024	318	339
6.00%, 7/1/2035(d)	676	750	4.00%, 11/15/2025	190	203
6.00%, 7/1/2035(d)	1,819	2,014	4.00%, 5/15/2026	290	310
6.00%, 10/1/2035(d)	581	643	4.00%, 6/15/2039	161	172
6.00%, 5/1/2036(d)	67	74	4.00%, 7/20/2040	546	582
6.00%, 5/1/2036(d)	112	124	4.00%, 8/15/2040	380	406
6.00%, 6/1/2036(d)	447	491	4.00%, 9/15/2040	483	516
6.00%, 2/1/2037(d)	244	268	4.00%, 9/15/2040	471	503
6.00%, 3/1/2037(d)	326	359	4.00%, 10/15/2040	478	511
6.00%, 6/1/2037(d)	315	345	4.00%, 11/15/2040	583	623
6.00%, 7/1/2037(d)	160	175	4.00%, 11/15/2040	93	100
6.00%, 10/1/2037(d)	81	89	4.00%, 11/20/2040	380	405
6.00%, 11/1/2037(d)	399	438	4.00%, 12/20/2040	494	527
6.00%, 11/1/2037(d)	14	15	4.00%, 1/15/2041	1,265	1,351
6.00%, 11/1/2037(d)	128	141	4.00%, 1/15/2041	490	524
6.00%, 11/1/2037(d)	31	34	4.00%, 1/15/2041	473	505
6.00%, 12/1/2037(d)	340	373	4.00%, 5/15/2041	50	53
6.00%, 1/1/2038(d)	354	389	4.00%, 5/15/2041	485	518
6.00%, 1/1/2038(d)	325	357	4.00%, 5/15/2041	620	663
6.00%, 2/1/2038(d)	136	151	4.00%, 7/20/2041	495	527

See accompanying notes.

20

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.00%, 7/20/2041(a)	$ 491 $ 524		5.00%, 2/15/2040	$ 453 $	503
4.00%, 8/15/2041	399	427	5.00%, 4/15/2040	357	395
4.00%, 10/15/2041	600	641	5.00%, 5/15/2040	387	426
4.00%, 10/15/2041	500	534	5.00%, 5/15/2040	454	503
4.00%, 12/1/2041(e)	1,100	1,173	5.00%, 6/15/2040	454	501
4.50%, 4/20/2026	272	293	5.00%, 6/15/2040	904	997
4.50%, 6/15/2034	18	19	5.00%, 6/15/2040	214	236
4.50%, 3/15/2039	500	546	5.00%, 6/20/2040	838	925
4.50%, 5/15/2039	621	681	5.00%, 7/15/2040	407	448
4.50%, 5/15/2039	563	614	5.00%, 7/20/2040	858	947
4.50%, 5/15/2039	560	610	5.00%, 1/20/2041	439	485
4.50%, 6/15/2039	1,354	1,477	5.00%, 6/20/2041	287	317
4.50%, 7/15/2039	396	432	5.00%, 7/20/2041	435	480
4.50%, 11/15/2039	410	447	5.00%, 8/20/2041	350	387
4.50%, 11/15/2039	2,382	2,613	5.00%, 10/20/2041	350	386
4.50%, 12/15/2039	798	870	5.00%, 12/1/2041(e)	400	440
4.50%, 1/15/2040	884	964	5.50%, 6/15/2014	7	7
4.50%, 2/15/2040	412	448	5.50%, 1/15/2024	155	168
4.50%, 2/15/2040	177	193	5.50%, 11/15/2033	353	397
4.50%, 2/15/2040	325	353	5.50%, 3/15/2034	167	188
4.50%, 2/15/2040	500	544	5.50%, 4/15/2034	169	189
4.50%, 2/15/2040	170	185	5.50%, 7/15/2034	131	147
4.50%, 2/15/2040	524	570	5.50%, 11/15/2034	716	805
4.50%, 3/15/2040	805	876	5.50%, 2/15/2035	343	385
4.50%, 5/15/2040	408	444	5.50%, 3/15/2036	282	315
4.50%, 6/15/2040	538	586	5.50%, 4/15/2036	324	363
4.50%, 6/15/2040	468	510	5.50%, 12/15/2036	206	231
4.50%, 7/15/2040	383	417	5.50%, 4/15/2037	400	448
4.50%, 7/15/2040	464	505	5.50%, 6/15/2038	357	401
4.50%, 8/15/2040	480	522	5.50%, 11/15/2038	463	517
4.50%, 8/15/2040	745	810	5.50%, 1/15/2039	1,139	1,278
4.50%, 8/15/2040	548	597	5.50%, 1/15/2039	200	224
4.50%, 8/15/2040	615	670	5.50%, 1/15/2039	389	436
4.50%, 9/15/2040	479	523	5.50%, 5/15/2039	122	136
4.50%, 9/15/2040	774	842	5.50%, 12/15/2039	565	632
4.50%, 10/15/2040	566	617	5.50%, 7/20/2040	406	454
4.50%, 12/15/2040	368	401	5.50%, 11/15/2040	283	317
4.50%, 1/20/2041	652	709	5.50%, 12/1/2041(e)	300	335
4.50%, 1/20/2041	563	617	6.00%, 7/20/2028	2	2
4.50%, 2/20/2041	562	615	6.00%, 7/15/2032	16	18
4.50%, 3/15/2041	453	493	6.00%, 12/15/2032	16	19
4.50%, 3/20/2041	560	613	6.00%, 10/15/2034	415	469
4.50%, 3/20/2041	474	515	6.00%, 4/15/2036	177	199
4.50%, 5/15/2041	557	608	6.00%, 6/15/2036	594	671
4.50%, 5/15/2041	500	545	6.00%, 4/15/2037	697	788
4.50%, 7/15/2041	500	544	6.00%, 5/15/2037	486	548
4.50%, 7/20/2041	979	1,065	6.00%, 11/20/2037	410	461
4.50%, 12/1/2041(e)	1,300	1,413	6.00%, 1/15/2038	262	295
5.00%, 12/15/2032	9	10	6.00%, 8/15/2038	341	386
5.00%, 8/15/2033	788	872	6.00%, 9/15/2039	771	870
5.00%, 2/15/2034	900	998	6.00%, 9/15/2039	686	778
5.00%, 2/15/2038	10	11	6.00%, 4/15/2040	143	161
5.00%, 10/15/2038	443	488	6.00%, 12/1/2041(e)	300	338
5.00%, 5/15/2039	227	250	6.50%, 5/15/2023	5	5
5.00%, 6/15/2039	414	459	6.50%, 10/20/2028	10	11
5.00%, 6/15/2039	455	505	6.50%, 5/20/2029	7	8
5.00%, 6/20/2039	704	777	6.50%, 2/20/2032	5	5
5.00%, 7/15/2039	368	408	6.50%, 5/20/2032	58	66
5.00%, 7/15/2039	451	498	6.50%, 5/15/2037	509	581
5.00%, 7/15/2039	442	491	6.50%, 8/20/2038	319	361
5.00%, 7/15/2039	449	495	6.50%, 9/15/2038	354	404
5.00%, 8/15/2039	427	474	7.00%, 1/15/2028	7	8
5.00%, 9/15/2039	468	516	7.00%, 3/15/2029	14	16
5.00%, 9/15/2039	432	480	7.00%, 7/15/2031	11	13
5.00%, 9/15/2039	447	495	8.00%, 8/20/2029	2	2
5.00%, 9/15/2039	280	309		$ 78,868
5.00%, 11/15/2039	442	491
5.00%, 2/15/2040	448	498	U.S. Treasury - 33.83%
5.00%, 2/15/2040	657	724	0.13%, 8/31/2013	2,000	1,996

See accompanying notes.

21

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
0.13%, 9/30/2013	$ 3,000 $ 2,993		2.38%, 8/31/2014	$ 2,400 $	2,531
0.25%, 10/31/2013	3,500	3,500	2.38%, 9/30/2014	2,200	2,323
0.25%, 9/15/2014	2,000	1,994	2.38%, 10/31/2014	2,450	2,590
0.38%, 6/30/2013	2,000	2,005	2.38%, 2/28/2015	2,200	2,335
0.38%, 7/31/2013	2,000	2,005	2.38%, 3/31/2016	1,500	1,604
0.50%, 11/30/2012	2,000	2,007	2.38%, 7/31/2017	2,500	2,668
0.50%, 5/31/2013	2,000	2,009	2.38%, 5/31/2018	1,000	1,061
0.50%, 10/15/2013	1,000	1,004	2.38%, 6/30/2018	1,500	1,590
0.50%, 11/15/2013	1,000	1,004	2.50%, 3/31/2013	2,000	2,061
0.50%, 8/15/2014	2,000	2,007	2.50%, 3/31/2015	1,200	1,280
0.50%, 10/15/2014	2,753	2,762	2.50%, 4/30/2015	2,000	2,135
0.63%, 12/31/2012	2,500	2,512	2.50%, 6/30/2017	1,900	2,042
0.63%, 1/31/2013	1,500	1,508	2.63%, 6/30/2014	1,680	1,778
0.63%, 2/28/2013	1,500	1,508	2.63%, 7/31/2014	2,200	2,332
0.63%, 4/30/2013	2,000	2,012	2.63%, 12/31/2014	2,960	3,159
0.63%, 7/15/2014	2,000	2,014	2.63%, 2/29/2016	1,000	1,079
0.75%, 3/31/2013	1,600	1,612	2.63%, 4/30/2016	1,300	1,404
0.75%, 8/15/2013	1,700	1,715	2.63%, 1/31/2018	1,500	1,620
0.75%, 9/15/2013	3,000	3,027	2.63%, 4/30/2018	1,000	1,078
0.75%, 12/15/2013	600	606	2.63%, 8/15/2020	2,008	2,130
0.75%, 6/15/2014	1,500	1,515	2.63%, 11/15/2020	4,284	4,535
1.00%, 7/15/2013	1,250	1,265	2.75%, 2/28/2013	1,200	1,238
1.00%, 1/15/2014	1,500	1,522	2.75%, 10/31/2013	1,525	1,597
1.00%, 5/15/2014	1,500	1,525	2.75%, 11/30/2016	2,239	2,434
1.00%, 8/31/2016	2,000	2,011	2.75%, 5/31/2017	1,900	2,067
1.00%, 9/30/2016	2,000	2,009	2.75%, 12/31/2017	900	979
1.00%, 10/31/2016	5,000	5,017	2.75%, 2/28/2018	500	544
1.13%, 12/15/2012	5,317	5,370	2.75%, 2/15/2019	2,000	2,164
1.13%, 6/15/2013	1,000	1,014	2.88%, 1/31/2013	1,300	1,341
1.25%, 2/15/2014	1,000	1,021	2.88%, 3/31/2018	1,000	1,094
1.25%, 4/15/2014	1,600	1,635	3.00%, 8/31/2016	2,000	2,198
1.25%, 8/31/2015	999	1,024	3.00%, 9/30/2016	1,341	1,474
1.25%, 9/30/2015	2,200	2,253	3.00%, 2/28/2017	1,500	1,650
1.25%, 10/31/2015	2,000	2,046	3.13%, 4/30/2013	750	781
1.38%, 1/15/2013	2,730	2,767	3.13%, 8/31/2013	3,000	3,150
1.38%, 2/15/2013	1,150	1,167	3.13%, 9/30/2013	2,620	2,758
1.38%, 3/15/2013	3,000	3,046	3.13%, 10/31/2016	1,650	1,823
1.38%, 5/15/2013	1,750	1,779	3.13%, 1/31/2017	1,600	1,770
1.38%, 11/30/2015	1,500	1,542	3.13%, 4/30/2017	950	1,052
1.38%, 9/30/2018	500	496	3.13%, 5/15/2019	2,270	2,514
1.50%, 12/31/2013	2,550	2,615	3.13%, 5/15/2021	4,300	4,720
1.50%, 6/30/2016	2,000	2,059	3.25%, 5/31/2016	250	277
1.50%, 7/31/2016	2,000	2,058	3.25%, 6/30/2016	1,000	1,110
1.50%, 8/31/2018	2,000	2,004	3.25%, 7/31/2016	1,000	1,110
1.75%, 4/15/2013	3,000	3,064	3.25%, 12/31/2016	1,304	1,450
1.75%, 1/31/2014	900	928	3.25%, 3/31/2017	2,100	2,339
1.75%, 3/31/2014	2,700	2,791	3.38%, 11/30/2012	950	980
1.75%, 7/31/2015	1,500	1,564	3.38%, 6/30/2013	3,050	3,202
1.75%, 5/31/2016	2,500	2,604	3.38%, 7/31/2013	1,500	1,578
1.75%, 10/31/2018	2,000	2,032	3.38%, 11/15/2019	2,000	2,250
1.88%, 2/28/2014	3,000	3,106	3.50%, 5/31/2013	1,310	1,374
1.88%, 4/30/2014	1,800	1,867	3.50%, 2/15/2018	1,450	1,641
1.88%, 6/30/2015	2,500	2,616	3.50%, 5/15/2020	3,400	3,856
1.88%, 8/31/2017	1,900	1,974	3.50%, 2/15/2039	1,520	1,656
1.88%, 9/30/2017	4,900	5,085	3.63%, 12/31/2012	1,300	1,349
1.88%, 10/31/2017	1,020	1,058	3.63%, 5/15/2013	1,400	1,469
2.00%, 11/30/2013	1,400	1,448	3.63%, 8/15/2019	1,900	2,172
2.00%, 1/31/2016	2,000	2,106	3.63%, 2/15/2020	3,750	4,291
2.00%, 4/30/2016	2,000	2,107	3.63%, 2/15/2021	4,200	4,798
2.13%, 11/30/2014	2,100	2,207	3.75%, 11/15/2018	1,400	1,611
2.13%, 5/31/2015	1,950	2,057	3.75%, 8/15/2041	2,690	3,061
2.13%, 12/31/2015	1,000	1,059	3.88%, 2/15/2013	1,500	1,567
2.13%, 2/29/2016	200	212	3.88%, 5/15/2018	500	578
2.13%, 8/15/2021	5,000	5,034	3.88%, 8/15/2040	2,700	3,133
2.25%, 5/31/2014	1,500	1,571	4.00%, 11/15/2012	400	415
2.25%, 1/31/2015	2,165	2,288	4.00%, 2/15/2014	1,900	2,054
2.25%, 3/31/2016	2,000	2,129	4.00%, 2/15/2015	1,850	2,057
2.25%, 11/30/2017	2,000	2,116	4.00%, 8/15/2018	840	979
2.25%, 7/31/2018	1,000	1,052	4.13%, 5/15/2015	1,750	1,967

See accompanying notes.

22

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		REPURCHASE AGREEMENTS - 4.08%	Amount (000's)	Value (000's)

U.S. Treasury (continued)			Banks - 4.08%
4.25%, 8/15/2013	$ 1,900 $	2,029	Investment in Joint Trading Account; Credit	$ 10,202 $	10,202
4.25%, 11/15/2013	2,400	2,586	Suisse Repurchase Agreement; 0.10%
4.25%, 8/15/2014	2,500	2,761	dated 11/30/11 maturing 12/01/11
4.25%, 11/15/2014	1,100	1,224	(collateralized by US Government
4.25%, 8/15/2015	2,200	2,496	Securities; $10,406,233; 4.38% - 8.00%;
4.25%, 11/15/2017	700	823	dated 11/15/21 - 02/15/40)
4.25%, 5/15/2039	1,939	2,391	Investment in Joint Trading Account; Deutsche	18,492	18,492
4.25%, 11/15/2040	2,800	3,458	Bank Repurchase Agreement; 0.11% dated
4.38%, 2/15/2038	1,300	1,632	11/30/11 maturing 12/01/11 (collateralized
4.38%, 11/15/2039	2,750	3,461	by US Government Securities;
4.38%, 5/15/2040	2,775	3,494	$18,861,297; 0.00% - 5.87%; dated
4.38%, 5/15/2041	2,000	2,524	03/23/12 - 10/15/29)
4.50%, 11/15/2015	2,000	2,301	Investment in Joint Trading Account; JP	3,188	3,188
4.50%, 2/15/2016	1,900	2,197	Morgan Repurchase Agreement; 0.05%
4.50%, 5/15/2017	500	590	dated 11/30/11 maturing 12/01/11
4.50%, 2/15/2036	1,610	2,048	(collateralized by US Government Security;
4.50%, 5/15/2038	950	1,216	$3,251,948; 1.38%; dated 11/30/15)
4.50%, 8/15/2039	1,865	2,391	Investment in Joint Trading Account; Merrill	12,859	12,859
4.63%, 11/15/2016	1,800	2,122	Lynch Repurchase Agreement; 0.09%
4.63%, 2/15/2017	1,200	1,420	dated 11/30/11 maturing 12/01/11
4.63%, 2/15/2040	2,450	3,204	(collateralized by US Government
4.75%, 5/15/2014	1,700	1,883	Securities; $13,115,854; 0.20% - 5.38%;
4.75%, 8/15/2017	1,150	1,380	dated 01/12/12 - 11/09/26)
4.75%, 2/15/2037	1,150	1,518			$ 44,741
4.75%, 2/15/2041	2,600	3,473	TOTAL REPURCHASE AGREEMENTS		$ 44,741
4.88%, 8/15/2016	900	1,067	Total Investments		$ 1,121,126
5.00%, 5/15/2037	1,300	1,780	Liabilities in Excess of Other Assets, Net - (2.25)%		$ (24,721)
5.13%, 5/15/2016	900	1,072	TOTAL NET ASSETS - 100.00%		$ 1,096,405
5.25%, 11/15/2028	1,110	1,495
5.25%, 2/15/2029	650	877
5.38%, 2/15/2031	950	1,320	(a)	Variable Rate. Rate shown is in effect at November 30, 2011.
6.00%, 2/15/2026	405	572	(b)	Security exempt from registration under Rule 144A of the Securities Act of
6.13%, 11/15/2027	1,662	2,419	1933. These securities may be resold in transactions exempt from
6.13%, 8/15/2029	485	718	registration, normally to qualified institutional buyers. Unless otherwise
6.25%, 8/15/2023	1,300	1,831	indicated, these securities are not considered illiquid. At the end of the
6.25%, 5/15/2030	975	1,473	period, the value of these securities totaled $1,626 or 0.15% of net assets.
6.38%, 8/15/2027	700	1,040	(c) Non-Income Producing Security
6.50%, 11/15/2026	900	1,338	(d)	This entity was put into conservatorship by the US Government in 2008.
6.63%, 2/15/2027	400	603	See Notes to Financial Statements for additional information.
6.75%, 8/15/2026	800	1,211	(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.88%, 8/15/2025	1,125	1,702	Notes to Financial Statements for additional information.
7.13%, 2/15/2023	460	686
7.25%, 5/15/2016	2,400	3,083
7.25%, 8/15/2022	400	597
7.50%, 11/15/2016	1,600	2,110	Unrealized Appreciation (Depreciation)
7.50%, 11/15/2024	300	471	The net federal income tax unrealized appreciation (depreciation) and federal tax
7.63%, 11/15/2022	400	614	cost of investments held as of the period end were as follows:
7.63%, 2/15/2025	400	636
7.88%, 2/15/2021	500	755	Unrealized Appreciation		$ 39,215
8.00%, 11/15/2021	550	849	Unrealized Depreciation		(4,206)
8.13%, 8/15/2019	400	591	Net Unrealized Appreciation (Depreciation)		$ 35,009
8.13%, 5/15/2021	200	307	Cost for federal income tax purposes		$ 1,086,117
8.13%, 8/15/2021	300	464
8.50%, 2/15/2020	300	458	All dollar amounts are shown in thousands (000's)
8.75%, 5/15/2017	700	986
8.75%, 8/15/2020	300	469
8.88%, 2/15/2019	700	1,055
9.25%, 2/15/2016	500	678
9.88%, 11/15/2015	250	340
10.63%, 8/15/2015	721	987
	$ 370,918
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS	$ 718,120

See accompanying notes.

23

Schedule of Investments
Bond Market Index Fund
November 30, 2011 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Government	42 .45%
Mortgage Securities	33 .74%
Financial	11 .72%
Communications	2 .75%
Consumer, Non-cyclical	2 .72%
Energy	2 .14%
Utilities	1 .71%
Industrial	1 .21%
Basic Materials	1 .04%
Consumer, Cyclical	0 .90%
Technology	0 .72%
Revenue Bonds	0 .47%
General Obligation Unltd	0 .37%
Asset Backed Securities	0 .24%
Insured	0 .05%
General Obligation Ltd	0 .02%
Liabilities in Excess of Other Assets, Net	(2 .25)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

24

Schedule of Investments
Diversified Real Asset Fund
November 30, 2011 (unaudited)

COMMON STOCKS - 43.90%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Agriculture - 0.04%			Oil & Gas - 6.25%
Adecoagro SA (a)	46,782	$ 399	Advantage Oil & Gas Ltd (a)	49,167	$ 227
			Anadarko Petroleum Corp	34,829	2,831
			Apache Corp	19,224	1,912
Building Materials - 0.22%			Bankers Petroleum Ltd (a)	152,516	761
Indocement Tunggal Prakarsa Tbk PT	584,094	993	BG Group PLC	84,059	1,803
Semen Gresik Persero Tbk PT	957,373	996	Bill Barrett Corp (a)	30,635	1,195
		$ 1,989	Bonavista Energy Corp	25,855	678
Chemicals - 0.19%			Cabot Oil & Gas Corp	24,159	2,140
Mosaic Co/The	23,299	1,229	Cairn Energy PLC (a)	122,588	527
Potash Corp of Saskatchewan Inc	12,260	532	Carrizo Oil & Gas Inc (a)	37,542	1,068
		$ 1,761	Cimarex Energy Co	21,340	1,432
			Cobalt International Energy Inc (a)	78,435	838
Coal - 0.28%			Concho Resources Inc (a)	33,268	3,381
Adaro Energy Tbk PT	4,932,041	1,079	Denbury Resources Inc (a)	81,672	1,380
Consol Energy Inc	34,565	1,439	Energy XXI Bermuda Ltd (a)	22,267	700
		$ 2,518	Ensco PLC ADR	29,854	1,552
Commercial Services - 0.12%			EOG Resources Inc	16,229	1,684
Corrections Corp of America (a)	50,600	1,063	Far East Energy Corp (a)	412,858	98
			FX Energy Inc (a)	21,868	104
			Helmerich & Payne Inc	22,455	1,279
Energy - Alternate Sources - 0.04%			Hess Corp	19,135	1,152
Linc Energy Ltd (a)	235,527	374	HollyFrontier Corp	69,354	1,612
			HRT Participacoes em Petroleo SA (a)	487	179
			Kodiak Oil & Gas Corp (a)	79,064	702
Iron & Steel - 0.55%			Kosmos Energy Ltd (a)	28,625	386
Cliffs Natural Resources Inc	33,854	2,296
Reliance Steel & Aluminum Co	26,258	1,289	Marathon Petroleum Corp	53,067	1,772
			MEG Energy Corp (a),(b),(c),(d)	6,400	280
Rio Tinto PLC ADR	26,281	1,395	MEG Energy Corp (a)	14,414	631
		$ 4,980	Nabors Industries Ltd (a)	36,156	649
Lodging - 0.36%			Newfield Exploration Co (a)	20,754	951
Starwood Hotels & Resorts Worldwide Inc	69,400	3,309	Niko Resources Ltd	10,549	535
			Noble Energy Inc	33,999	3,345
Mining - 3.41%			Occidental Petroleum Corp	25,828	2,554
			OGX Petroleo e Gas Participacoes SA (a)	212,673	1,642
African Rainbow Minerals Ltd	46,929	1,047
Alacer Gold Corp (a)	122,489	1,417	Oil Search Ltd	155,972	1,045
Alamos Gold Inc	52,487	888	Pacific Rubiales Energy Corp	68,886	1,473
BHP Billiton Ltd ADR	24,083	1,810	Patterson-UTI Energy Inc	56,241	1,182
Cia de Minas Buenaventura SA ADR	38,562	1,510	QGEP Participacoes SA	56,211	505
			Quicksilver Resources Inc (a)	98,429	797
Detour Gold Corp (a)	22,515	656
			Rosetta Resources Inc (a)	30,171	1,640
Eldorado Gold Corp	134,809	2,448	Rowan Cos Inc (a)	35,989	1,220
European Goldfields Ltd (a)	74,585	728
			Southwestern Energy Co (a)	56,556	2,152
First Quantum Minerals Ltd	114,710	2,317
First Uranium Corp (a)	37,265	8	Suncor Energy Inc	56,207	1,687
Freeport-McMoRan Copper & Gold Inc	50,712	2,008	Talisman Energy Inc	111,847	1,521
			Whiting Petroleum Corp (a)	34,599	1,609
Gabriel Resources Ltd (a)	90,533	644
Highland Gold Mining Ltd	12,100	37			$ 56,811
Impala Platinum Holdings Ltd ADR	42,985	905	Oil & Gas Services - 2.37%
Kinross Gold Corp	93,297	1,303	Cameron International Corp (a)	57,575	3,108
Nevsun Resources Ltd	151,758	896	Core Laboratories NV	5,603	650
Newcrest Mining Ltd	32,596	1,189	Dresser-Rand Group Inc (a)	24,998	1,302
Northern Dynasty Minerals Ltd (a)	59,424	422	Dril-Quip Inc (a)	40,263	2,864
Pan American Silver Corp	48,683	1,259	FMC Technologies Inc (a)	37,724	1,975
Pilot Gold Inc (a)	10,219	12	Halliburton Co	61,869	2,277
Platinum Group Metals Ltd (a)	153,969	163	Key Energy Services Inc (a)	99,049	1,496
Quadra FNX Mining Ltd (a)	31,289	339	Lufkin Industries Inc	19,385	1,359
Randgold Resources Ltd ADR	23,635	2,527	National Oilwell Varco Inc	49,167	3,525
Seabridge Gold Inc (a)	19,737	450	Schlumberger Ltd	39,923	3,007
SEMAFO Inc (a)	173,284	1,306			$ 21,563
Silver Wheaton Corp	35,651	1,197
Southern Copper Corp	19,299	601	Pipelines - 10.80%
Sterlite Industries India Ltd ADR	70,664	570	Buckeye Partners LP	125,500	8,007
Tahoe Resources Inc (a)	27,244	496	Chesapeake Midstream Partners LP	120,770	3,165
Western Areas NL	50,566	311	Copano Energy LLC	75,650	2,504
Xstrata PLC	95,282	1,530	Crestwood Midstream Partners LP	16,900	505
		$ 30,994	DCP Midstream Partners LP	34,320	1,473
			Enbridge Energy Partners LP	96,490	2,988
Miscellaneous Manufacturing - 0.04%			Energy Transfer Equity LP	90,200	3,183
Neo Material Technologies Inc (a)	41,437	336	Energy Transfer Partners LP	100,800	4,411
			Enterprise Products Partners LP	207,240	9,427
			Holly Energy Partners LP (b)	33,699	1,878

See accompanying notes.

25

Schedule of Investments
Diversified Real Asset Fund
November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Pipelines (continued)			Transportation - 0.01%
Kinder Morgan Energy Partners LP	60,815	$ 4,756	LLX Logistica SA (a)	61,605	$ 102
Kinder Morgan Inc/Delaware	59,520	1,756
Kinder Morgan Management LLC	29,666	2,099	TOTAL COMMON STOCKS		$ 399,168
Magellan Midstream Partners LP (b)	145,500	9,309	CONVERTIBLE PREFERRED STOCKS -
MarkWest Energy Partners LP	39,400	2,113	0.14%	Shares Held	Value (000's)
Oiltanking Partners LP	18,481	532
ONEOK Partners LP (b)	128,800	6,512	REITS - 0.14%
Plains All American Pipeline LP	98,700	6,402	Digital Realty Trust Inc	34,000	1,307
Regency Energy Partners LP	174,400	4,013
Sunoco Logistics Partners LP (b)	47,245	4,879	TOTAL CONVERTIBLE PREFERRED STOCKS		$ 1,307
Targa Resources Partners LP	83,420	3,131		Principal
TC Pipelines LP (b)	64,920	3,089	BONDS - 9.95%	Amount (000's)	Value (000's)
Tesoro Logistics LP	17,900	488	Federal & Federally Sponsored Credit - 2.29%
Western Gas Partners LP	82,670	3,115	Federal Farm Credit Bank
Williams Partners LP	146,300	8,494	0.13%, 12/07/2011	$ 1,400	$ 1,400
		$ 98,229	0.19%, 04/10/2012(e)	4,000	4,000
Real Estate - 0.19%			0.20%, 12/08/2011(e)	4,700	4,700
CBRE Group Inc (a)	41,500	697	0.24%, 08/13/2012(e)	1,900	1,901
			0.26%, 02/13/2012(e)	2,000	2,000
Jones Lang LaSalle Inc	16,000	1,031
		$ 1,728	0.31%, 07/02/2012	2,000	2,002
			1.00%, 06/04/2012	4,815	4,835
REITS - 19.01%					$ 20,838
American Assets Trust Inc	63,281	1,306
American Campus Communities Inc	7,203	283	Finance - Mortgage Loan/Banker - 7.66%
Annaly Capital Management Inc	166,600	2,677	Fannie Mae
Apartment Investment & Management Co	223,100	4,859	0.25%, 01/10/2013	3,000	3,002
			0.28%, 08/23/2012(e)	4,000	4,003
Ashford Hospitality Trust Inc	27,100	216	0.28%, 11/23/2012(e)	2,000	2,001
AvalonBay Communities Inc	66,700	8,328
Boston Properties Inc	114,000	10,873	0.28%, 12/03/2012	4,000	4,003
BRE Properties Inc	57,387	2,792	1.13%, 07/30/2012	5,000	5,031
Camden Property Trust	20,400	1,178	Federal Home Loan Banks
Colonial Properties Trust	143,900	2,855	0.17%, 04/02/2012	10,000	10,002
Digital Realty Trust Inc	101,518	6,446	0.19%, 01/09/2012	3,000	3,000
			0.19%, 11/01/2012(e)	5,000	5,000
Douglas Emmett Inc	105,600	1,899	0.26%, 12/20/2012(e)	4,000	4,002
DuPont Fabros Technology Inc	113,336	2,553
Education Realty Trust Inc	57,839	539	0.35%, 10/24/2012	3,000	3,001
Entertainment Properties Trust	71,100	3,178	0.40%, 09/21/2012	3,000	3,002
Equity Lifestyle Properties Inc	48,255	2,984	1.13%, 05/18/2012	4,000	4,018
Equity One Inc	94,300	1,576	Freddie Mac
			0.21%, 03/21/2013(e)	3,500	3,502
Equity Residential	194,380	10,728	0.22%, 04/03/2012(e)	3,000	3,001
Essex Property Trust Inc	24,067	3,197
Extra Space Storage Inc	55,200	1,330	1.00%, 08/28/2012	8,000	8,047
Federal Realty Investment Trust	33,200	2,936	1.13%, 07/27/2012	5,000	5,029
General Growth Properties Inc	321,204	4,523			$ 69,644
Glimcher Realty Trust	271,234	2,360	TOTAL BONDS		$ 90,482
HCP Inc	185,938	7,187	COMMODITY INDEXED STRUCTURED	Principal
Health Care REIT Inc	61,200	3,070	NOTES - 7.59%	Amount (000's)	Value (000's)
Hersha Hospitality Trust	230,924	993	Banks - 6.00%
Highwoods Properties Inc	26,300	758	BNP Paribas Capital Trust V; Dow Jones -
Host Hotels & Resorts Inc	524,632	7,424	UBS Commodity Index Linked Notes
Kimco Realty Corp	88,200	1,391	0.46%, 02/27/2012(e)	5,000	5,080
LaSalle Hotel Properties	119,939	2,808	CIBC; Dow Jones - UBS Commodity Index
Macerich Co/The	22,400	1,122	Linked Notes
ProLogis Inc	208,822	5,809	0.01%, 12/04/2012(e)	10,000	9,362
PS Business Parks Inc	22,600	1,191	Deutsche Bank AG; Dow Jones - UBS
Public Storage Inc	96,000	12,662	Commodity Index Linked Notes
Ramco-Gershenson Properties Trust	131,198	1,114	0.10%, 12/17/2012(e)	5,900	6,247
Simon Property Group Inc	190,100	23,637	0.10%, 01/11/2013(e)	5,000	5,611
SL Green Realty Corp	85,500	5,629	JP Morgan; Dow Jones - UBS Commodity
Taubman Centers Inc	44,500	2,774	Index Linked Notes
Ventas Inc	126,400	6,669	0.34%, 10/25/2012(e)	10,000	9,773
Vornado Realty Trust	120,330	8,959	Morgan Stanley; Dow Jones - UBS
		$ 172,813	Commodity Index Linked Notes
Shipbuilding - 0.02%			0.08%, 12/10/2012(e)	11,000	10,011
OSX Brasil SA (a)	30,000	199	Societe Generale; Dow Jones - UBS
			Commodity Index Linked Notes
			0.26%, 11/27/2012(e)	9,300	8,464
					$ 54,548

See accompanying notes.

26

     Schedule of Investments Diversified Real Asset Fund November 30, 2011 (unaudited)

COMMODITY INDEXED STRUCTURED	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
NOTES (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Sovereign - 1.59%			U.S. Treasury Inflation-Indexed Obligations (continued)
Swedish Export Credit; Dow Jones - UBS			3.88%, 04/15/2029	$ 8,295	$ 12,858
Commodity Index Linked Notes					$ 249,087
0.00%, 11/21/2012(a),(e)	$ 12,900	$ 14,450	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
			OBLIGATIONS		$ 318,318
TOTAL COMMODITY INDEXED STRUCTURED NOTES		$ 68,998		Maturity
U.S. GOVERNMENT & GOVERNMENT	Principal		REPURCHASE AGREEMENTS - 0.92%	Amount (000's)	Value (000's)
AGENCY OBLIGATIONS - 35.01%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -			Banks - 0.92%
1.87%			Investment in Joint Trading Account; Credit	$ 1,916	$ 1,916
0.10%, 02/13/2012(f),(g)	$ 5,000	$ 5,000	Suisse Repurchase Agreement; 0.10%
0.10%, 02/15/2012(f),(g)	4,000	4,000	dated 11/30/11 maturing 12/01/11
0.10%, 06/12/2012(f),(g)	5,000	4,997	(collateralized by US Government
0.12%, 02/21/2012(f),(g)	3,000	3,000	Securities; $1,954,092; 4.38% - 8.00%;
		$ 16,997	dated 11/15/21 - 02/15/40)
			Investment in Joint Trading Account; Deutsche	3,472	3,472
Federal National Mortgage Association (FNMA) - 1.43%			Bank Repurchase Agreement; 0.11% dated
0.10%, 02/15/2012(f),(g)	5,000	5,000	11/30/11 maturing 12/01/11 (collateralized
0.11%, 06/18/2012(f),(g)	8,000	7,997	by US Government Securities; $3,541,791;
		$ 12,997	0.00% - 5.87%; dated 03/23/12 - 10/15/29)
			Investment in Joint Trading Account; JP	599	598
U.S. Treasury - 4.32%			Morgan Repurchase Agreement; 0.05%
0.25%, 10/31/2013	10,000	9,999	dated 11/30/11 maturing 12/01/11
0.38%, 08/31/2012	5,000	5,010	(collateralized by US Government Security;
0.88%, 01/31/2012	3,000	3,004	$610,654; 1.38%; dated 11/30/15)
0.88%, 02/29/2012	3,000	3,006	Investment in Joint Trading Account; Merrill	2,415	2,415
1.00%, 03/31/2012	2,500	2,508	Lynch Repurchase Agreement; 0.09%
1.00%, 10/31/2016	1,060	1,064	dated 11/30/11 maturing 12/01/11
1.50%, 07/15/2012	5,000	5,043	(collateralized by US Government
2.00%, 04/30/2016	5,439	5,729	Securities; $2,462,906; 0.20% - 5.38%;
3.63%, 02/15/2021	1,525	1,742	dated 01/12/12 - 11/09/26)
3.75%, 08/15/2041	1,580	1,798			$ 8,401
3.88%, 08/15/2040	125	145	TOTAL REPURCHASE AGREEMENTS		$ 8,401
4.38%, 05/15/2040	150	189	Total Investments		$ 886,674
		$ 39,237	Other Assets in Excess of Liabilities, Net - 2.49%		$ 22,614
U.S. Treasury Inflation-Indexed Obligations - 27.39%			TOTAL NET ASSETS - 100.00%		$ 909,288
0.13%, 04/15/2016	13,274	13,878
0.50%, 04/15/2015	11,574	12,156
0.63%, 04/15/2013	875	890	(a) Non-Income Producing Security
0.63%, 07/15/2021	9,912	10,512	(b) Security is Illiquid
1.13%, 01/15/2021	2,640	2,924	(c)	Security exempt from registration under Rule 144A of the Securities Act of
1.38%, 07/15/2018	1,547	1,748	1933. These securities may be resold in transactions exempt from
1.38%, 01/15/2020	4,577	5,183	registration, normally to qualified institutional buyers. Unless otherwise
1.63%, 01/15/2015	2,893	3,137	indicated, these securities are not considered illiquid. At the end of the
1.63%, 01/15/2018	3,097	3,526	period, the value of these securities totaled $280 or 0.03% of net assets.
1.75%, 01/15/2028	3,379	4,041	(d)	Market value is determined in accordance with procedures established in
1.88%, 07/15/2013	10,636	11,130	good faith by the Board of Directors. At the end of the period, the value of
1.88%, 07/15/2015	4,696	5,204	these securities totaled $280 or 0.03% of net assets.
1.88%, 07/15/2019	5,430	6,376	(e)	Variable Rate. Rate shown is in effect at November 30, 2011.
2.00%, 04/15/2012	15,037	15,089	(f)	This entity was put into conservatorship by the US Government in 2008.
2.00%, 01/15/2014	6,152	6,546	See Notes to Financial Statements for additional information.
2.00%, 07/15/2014	8,769	9,491	(g)	Rate shown is the discount rate of the original purchase.
2.00%, 01/15/2016	4,024	4,516
2.00%, 01/15/2026	3,972	4,854
2.13%, 01/15/2019	4,512	5,347	Unrealized Appreciation (Depreciation)
2.13%, 02/15/2040	11,522	15,346	The net federal income tax unrealized appreciation (depreciation) and federal tax
2.13%, 02/15/2041	16,803	22,521	cost of investments held as of the period end were as follows:
2.38%, 01/15/2017	6,801	7,926
2.38%, 01/15/2025	13,757	17,390	Unrealized Appreciation		$ 53,136
2.38%, 01/15/2027	11,037	14,183	Unrealized Depreciation		(22,416)
2.50%, 07/15/2016	4,638	5,387	Net Unrealized Appreciation (Depreciation)		$ 30,720
2.50%, 01/15/2029	4,808	6,375	Cost for federal income tax purposes		$ 855,954
2.63%, 07/15/2017	777	928
3.00%, 07/15/2012	625	639	All dollar amounts are shown in thousands (000's)
3.38%, 01/15/2012	3,942	3,946
3.38%, 04/15/2032	917	1,403
3.63%, 04/15/2028	9,216	13,637

See accompanying notes.

27

Schedule of Investments
Diversified Real Asset Fund
November 30, 2011 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Government		43 .25%
Financial		26 .26%
Energy		19 .74%
Basic Materials		4 .15%
Mortgage Securities		3 .30%
Consumer, Cyclical		0 .36%
Industrial		0 .29%
Consumer, Non-cyclical		0 .16%
Other Assets in Excess of Liabilities, Net		2 .49%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
US 10 Year Note; March 2012	Long	155	$ 20,034	$ 20,048	$ 14
US 5 Year Note; March 2012	Long	90	11,027	11,038	11
US 2 Year Note; March 2012	Short	57	12,560	12,568	(8)
US Long Bond; March 2012	Short	55	7,868	7,776	92
US Ultra Bond; March 2012	Short	110	17,469	17,098	371
Total					$ 480

All dollar amounts are shown in thousands (000's)

See accompanying notes.

28

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

COMMON STOCKS - 54.43%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.41%			Apparel (continued)
Aegis Group PLC	38,610	$ 83	Wolverine World Wide Inc	500	$ 18
AirMedia Group Inc ADR(a)	13,300	44			$ 1,442
Dentsu Inc	700	20
Focus Media Holding Ltd ADR(a)	2,200	41	Automobile Manufacturers - 0.35%
Hakuhodo DY Holdings Inc	1,580	87	Daihatsu Motor Co Ltd	8,000	140
Interpublic Group of Cos Inc (b)	29,200	274	Dongfeng Motor Group Co Ltd	22,000	33
Omnicom Group Inc (b)	13,008	562	Fiat SpA	28,532	148
			Force Protection Inc (a)	2,654	15
Teleperformance SA	8,011	158
WPP PLC	4,970	52	Fuji Heavy Industries Ltd	19,000	110
			General Motors Co (a)	3,250	69
		$ 1,321	Isuzu Motors Ltd	17,000	80
Aerospace & Defense - 1.74%			Navistar International Corp (a),(b)	4,806	179
Alliant Techsystems Inc (b)	2,500	147	PACCAR Inc	7,930	322
BAE Systems PLC	23,374	101	Suzuki Motor Corp	1,600	34
BE Aerospace Inc (a),(b)	5,530	216	Volvo AB - B Shares	370	4
Boeing Co/The (b)	2,206	152			$ 1,134
European Aeronautic Defence and Space Co	7,666	230
NV			Automobile Parts & Equipment - 0.62%
General Dynamics Corp (b)	12,751	843	Aisin Seiki Co Ltd	800	24
			BorgWarner Inc (a),(b)	823	54
Goodrich Corp (b)	7,069	862
HEICO Corp	2,290	136	Cie Generale des Etablissements Michelin	4	—
			Continental AG (a)	972	69
L-3 Communications Holdings Inc (b)	3,099	205
			Dana Holding Corp (a)	7,726	96
Lockheed Martin Corp (b)	8,092	632
Northrop Grumman Corp (b)	7,544	430	GKN PLC	65,096	200
Orbital Sciences Corp (a),(b)	11,700	174	Johnson Controls Inc	12,020	378
Raytheon Co (b)	7,304	332	JTEKT Corp	10,100	100
Rockwell Collins Inc	380	21	Koito Manufacturing Co Ltd	2,000	28
			Meritor Inc (a)	7,992	48
Rolls-Royce Holdings PLC (a)	16,681	192
			Modine Manufacturing Co (a)	19,685	190
Safran SA	8,957	266
Spirit Aerosystems Holdings Inc (a),(b)	200	4	NHK Spring Co Ltd	21,900	200
Teledyne Technologies Inc (a),(b)	1,200	68	Stanley Electric Co Ltd	2,100	31
Thales SA	860	27	Sumitomo Electric Industries Ltd	2,600	28
TransDigm Group Inc (a)	2,610	252	Tokai Rika Co Ltd	7,100	110
Triumph Group Inc	2,400	143	Toyota Boshoku Corp	3,800	43
United Technologies Corp	2,378	182	Valeo SA	5,012	222
			WABCO Holdings Inc (a),(b)	3,700	174
		$ 5,615	Yokohama Rubber Co Ltd/The	3,000	17
Agriculture - 0.60%					$ 2,012
Altria Group Inc (b)	11,196	322
Archer-Daniels-Midland Co (b)	1,900	57	Banks - 1.70%
Asian Citrus Holdings Ltd	159,370	106	Aozora Bank Ltd	23,000	62
			Associated Banc-Corp (b)	2,200	23
British American Tobacco PLC	3,650	169	Banco Comercial Portugues SA (a)	17,794	3
Bunge Ltd (b)	500	31
Imperial Tobacco Group PLC	2,081	75	Banco Espirito Santo SA	28,909	44
Japan Tobacco Inc	22	106	Banco Santander Brasil SA/Brazil ADR	12,500	96
Lorillard Inc (b)	2,728	304	Barclays PLC	33,364	96
Philip Morris International Inc (b)	7,998	610	Capital One Financial Corp	1,221	55
			CapitalSource Inc (b)	18,200	117
Reynolds American Inc (b)	2,251	94
Swedish Match AB	2,357	77	Chiba Bank Ltd/The	1,000	7
		$ 1,951	Citigroup Inc	5,000	137
			City National Corp/CA (b)	900	38
Airlines - 0.16%			Comerica Inc (b)	1,690	43
Air France-KLM (a)	864	5	Commerce Bancshares Inc/MO (b)	420	16
Alaska Air Group Inc (a),(b)	1,200	83	Cullen/Frost Bankers Inc	5,310	269
Copa Holdings SA	690	45	Deutsche Postbank AG (a)	1,565	45
Delta Air Lines Inc (a),(b)	25,923	210	East West Bancorp Inc (b)	7,400	145
Deutsche Lufthansa AG	5,014	65	EFG International AG (a)	10,798	77
easyJet PLC (a)	9,749	58	Fifth Third Bancorp (b)	11,400	138
United Continental Holdings Inc (a),(b)	3,638	66	First Republic Bank/San Francisco CA (a)	4,180	119
		$ 532	Fukuoka Financial Group Inc	11,000	45
			Fulton Financial Corp (b)	8,700	81
Apparel - 0.45%			Goldman Sachs Group Inc/The	2,430	233
Adidas AG	936	66	Governor & Co of the Bank of Ireland/The (a)	229,875	29
Burberry Group PLC	13,649	274	Gunma Bank Ltd/The	2,000	11
Coach Inc (b)	2,416	151
Deckers Outdoor Corp (a),(b)	1,100	120	Hachijuni Bank Ltd/The	2,000	12
			Hokuhoku Financial Group Inc	29,000	57
Geox SpA	6,422	20	Huntington Bancshares Inc/OH (b)	38,400	201
Hanesbrands Inc (a)	24,050	592
			KeyCorp (b)	27,500	200
Hermes International	176	56	M&T Bank Corp (b)	5,078	370
Nike Inc (b)	900	87
			Mitsubishi UFJ Financial Group Inc	18,500	81
Onward Holdings Co Ltd	1,000	7	Nishi-Nippon City Bank Ltd/The	35,000	103
Warnaco Group Inc/The (a),(b)	1,000	51
			Nordea Bank AB	1,631	13

See accompanying notes.

29

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Banks (continued)			Chemicals - 1.56%
Northern Trust Corp (b)	400	$ 15	Agrium Inc	3,615	$ 254
Old National Bancorp/IN	100	1	Airgas Inc	458	35
PNC Financial Services Group Inc (b)	5,893	319	Albemarle Corp (b)	1,920	105
Pohjola Bank PLC	14,716	147	Arkema SA	6,242	455
Popular Inc (a),(b)	69,400	103	Asahi Kasei Corp	21,000	127
Raiffeisen Bank International AG	657	16	Cabot Corp (b)	3,200	106
Royal Bank of Scotland Group PLC (a)	115,639	38	Celanese Corp (b)	7,614	354
Sapporo Hokuyo Holdings Inc	10,700	37	CF Industries Holdings Inc (b)	2,360	331
Skandinaviska Enskilda Banken AB	1,520	9	Croda International PLC	4,750	136
SNS REAAL NV (a)	49,526	111	Cytec Industries Inc (b)	1,000	47
SunTrust Banks Inc (b)	2,500	45	Denki Kagaku Kogyo KK	1,000	4
Swedbank AB	11,119	149	DIC Corp	36,000	61
UBS AG (a)	9,400	116	Eastman Chemical Co (b)	3,000	119
UMB Financial Corp (b)	100	4	FMC Corp (b)	905	76
US Bancorp	8,084	210	Huabao International Holdings Ltd	184,000	108
Webster Financial Corp	200	4	JSR Corp	100	2
Wells Fargo & Co (b)	43,970	1,138	K+S AG	2,266	123
Yamaguchi Financial Group Inc	6,000	57	Kaneka Corp	4,000	22
		$ 5,485	Koninklijke DSM NV	2,823	137
			Kuraray Co Ltd	1,700	24
Beverages - 0.95%			Lanxess AG	241	14
Anheuser-Busch InBev NV	2,360	141	LyondellBasell Industries NV	500	16
Britvic PLC	2,076	11	Methanex Corp	4,699	115
C&C Group PLC	11,588	47	Minerals Technologies Inc (b)	1,700	99
Carlsberg A/S	1,198	88	Mitsubishi Chemical Holdings Corp	4,500	26
Coca-Cola Co/The (b)	2,582	174
Coca-Cola Enterprises Inc (b)	3,000	78	Mitsubishi Gas Chemical Co Inc	5,000	30
			Mitsui Chemicals Inc	6,000	20
Coca-Cola West Co Ltd	2,700	46	Monsanto Co (b)	1,637	120
Constellation Brands Inc (a),(b)	4,136	80
			Mosaic Co/The	8,124	429
Davide Campari-Milano SpA	1,817	13	Nippon Kayaku Co Ltd	5,000	51
Dr Pepper Snapple Group Inc (b)	9,337	341
Green Mountain Coffee Roasters Inc (a)	12,360	648	Nippon Shokubai Co Ltd	11,000	120
Hansen Natural Corp (a),(b)	3,965	366	Nitto Denko Corp	2,700	112
			Olin Corp (b)	3,700	70
Molson Coors Brewing Co	6,460	262	OM Group Inc (a),(b)	500	11
PepsiCo Inc	11,328	725	PPG Industries Inc (b)	517	45
Primo Water Corp (a)	8,560	26
			Praxair Inc	2,177	222
Sapporo Holdings Ltd	1,000	4	Rockwood Holdings Inc (a),(b)	300	13
Takara Holdings Inc	2,000	13	Sensient Technologies Corp (b)	600	23
		$ 3,063	Sherwin-Williams Co/The (b)	2,890	251
Biotechnology - 0.85%			Solvay SA	2,076	195
Alexion Pharmaceuticals Inc (a)	700	48	Sumitomo Bakelite Co Ltd	19,000	109
Amgen Inc (b),(c)	4,977	289	Syngenta AG	533	157
Biogen Idec Inc (a),(b)	7,761	892	Tokuyama Corp	17,000	58
Bio-Rad Laboratories Inc (a),(b)	1,400	132	Ube Industries Ltd/Japan	3,000	9
Celgene Corp (a)	1,970	124	Valspar Corp (b)	714	26
Charles River Laboratories International Inc	1,700	48	Yara International ASA	2,094	85
(a),(b)					$ 5,052
Cubist Pharmaceuticals Inc (a),(b)	4,021	155
Gilead Sciences Inc (a),(b)	9,384	374	Coal - 0.31%
			Alpha Natural Resources Inc (a)	4,500	108
Life Technologies Corp (a),(b)	3,730	144
			Aston Resources Ltd (a)	2,058	19
Myriad Genetics Inc (a),(b)	1,400	30
			Consol Energy Inc (b)	5,984	249
Novavax Inc (a)	58,821	81
			Grande Cache Coal Corp (a)	44,364	426
Regeneron Pharmaceuticals Inc (a)	3,530	210
			Patriot Coal Corp (a),(b)	7,300	76
Seattle Genetics Inc (a)	7,410	123
			Peabody Energy Corp (b)	201	8
United Therapeutics Corp (a),(b)	2,423	99
			Walter Energy Inc (b)	1,800	129
		$ 2,749			$ 1,015

Building Materials - 0.29%			Commercial Services - 2.71%
Cie de St-Gobain	309	13	Apollo Group Inc (a),(b)	6,763	328
CRH PLC	4,600	75	Automatic Data Processing Inc (b)	8,165	417
HeidelbergCement AG	1,929	81	Babcock International Group PLC	18,682	213
JS Group Corp	7,500	142	Benesse Holdings Inc	1,100	50
Lennox International Inc	8,120	269	Bunzl PLC	357	5
Louisiana-Pacific Corp (a)	8,466	68
			Capella Education Co (a),(b)	1,200	41
Masco Corp	8,100	78	Convergys Corp (a),(b)	2,200	28
Nippon Sheet Glass Co Ltd	58,000	112	CoreLogic Inc/United States (a),(b)	1,500	20
Norbord Inc (a)	9,218	71
			Corporate Executive Board Co (b)	1,300	51
Sika AG	16	30	Corrections Corp of America (a)	7,900	166
Wienerberger AG	102	1	De La Rue PLC	17,369	248
		$ 940	DeVry Inc (b)	6,100	211

See accompanying notes.

30

Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Commercial Services (continued)			Consumer Products - 0.18%
Dollar Thrifty Automotive Group Inc (a),(b)	6,103	$ 409	Church & Dwight Co Inc (b)	1,191	$ 53
Equifax Inc (b)	3,933	146	Societe BIC SA	1,094	97
Gartner Inc (a),(b)	9,013	341	SodaStream International Ltd (a)	3,095	92
Global Payments Inc (b)	3,100	137	Tupperware Brands Corp (b)	5,600	326
H&R Block Inc (b)	10,012	157			$ 568
Hays PLC	60,724	70
Hertz Global Holdings Inc (a)	7,912	89	Cosmetics & Personal Care - 0.09%
			Avon Products Inc (b)	1,100	19
ITT Educational Services Inc (a),(b)	4,252	233
Manpower Inc (b)	3,600	132	Beiersdorf AG	545	31
			Colgate-Palmolive Co (b)	1,400	128
Mastercard Inc (b)	272	102
Monro Muffler Brake Inc	1,900	76	Kao Corp	300	8
Monster Worldwide Inc (a),(b)	11,300	83	Kose Corp	800	19
Moody's Corp (b)	5,077	176	Pola Orbis Holdings Inc	2,000	51
Paychex Inc (b)	1,805	53	Procter & Gamble Co	623	40
Pharmaceutical Product Development Inc (b)	27,905	927			$ 296
PHH Corp (a)	10,611	163	Distribution & Wholesale - 0.46%
PLUS Expressways Bhd	26,707	38	Arrow Electronics Inc (a),(b)	8,600	315
QinetiQ Group PLC	40,142	80	Canon Marketing Japan Inc	5,600	63
Rent-A-Center Inc/TX	2,421	87	Fastenal Co (b)	1,458	61
Rentokil Initial PLC (a)	76,816	80	Fossil Inc (a),(b)	728	65
Rollins Inc (b)	7,250	161	Genuine Parts Co (b)	1,548	90
SAIC Inc (a),(b)	1,500	18	Hitachi High-Technologies Corp	5,000	110
Secom Co Ltd	300	14	Inchcape PLC	29,762	153
SEI Investments Co	16,250	273	Ingram Micro Inc (a),(b)	15,300	276
Serco Group PLC	4,600	36	ITOCHU Corp	3,400	35
Service Corp International/US (b)	7,200	74	Marubeni Corp	2,000	12
SGS SA	17	29	Mitsui & Co Ltd	7,600	120
Sotheby's (b)	1,700	53	Owens & Minor Inc	200	6
Total System Services Inc (b)	2,703	54	School Specialty Inc (a),(b)	8,505	36
Towers Watson & Co (b)	8,486	553	Sojitz Corp	23,900	37
United Rentals Inc (a)	6,367	179	Toyota Tsusho Corp	700	12
USG People NV	3,532	26	Wolseley PLC	2,209	66
Verisk Analytics Inc (a)	4,050	159	WW Grainger Inc (b)	185	35
Viad Corp	1,860	35			$ 1,492
Visa Inc (b)	899	87
Weight Watchers International Inc	4,710	277	Diversified Financial Services - 1.62%
Western Union Co/The (b),(c)	79,427	1,385	Acom Co Ltd (a)	4,630	75
		$ 8,770	Affiliated Managers Group Inc (a),(b)	2,209	209
			Ameriprise Financial Inc (b)	4,570	210
Computers - 1.64%			Bank of America Corp	79,385	432
Accenture PLC - Class A (b)	3,900	226	BlackRock Inc (b)	3,178	547
Apple Inc (a),(b),(c)	3,535	1,352	CME Group Inc (b)	1,282	320
AtoS	5,480	268	Credit Saison Co Ltd	1,300	24
Brocade Communications Systems Inc (a),(b)	29,500	159	Discover Financial Services (b)	9,136	217
CACI International Inc (a),(b)	345	19	Franklin Resources Inc (b)	1,390	140
Cadence Design Systems Inc (a)	59,020	646	Greenhill & Co Inc	4,030	155
Cap Gemini SA	2,908	110	Hitachi Capital Corp	2,100	29
Computer Sciences Corp (b)	3,000	73	ICAP PLC	5,130	29
Dell Inc (a),(b)	14,110	223	IntercontinentalExchange Inc (a),(b)	966	118
DST Systems Inc (b)	2,600	124	Intermediate Capital Group PLC	46,307	175
EMC Corp/Massachusetts (a)	29,220	672	Invesco Ltd	17,290	350
Fujitsu Ltd	9,000	48	Investec PLC	33,203	189
Hewlett-Packard Co (b)	704	20	JP Morgan Chase & Co	15,103	468
IBM Corp (b)	1,141	214	Knight Capital Group Inc (a),(b)	10,000	126
IHS Inc (a),(b)	200	18	Legg Mason Inc (b)	5,112	136
Indra Sistemas SA	710	10	Man Group PLC	6,710	15
INX Inc (a),(b)	2,227	19	Mitsubishi UFJ Lease & Finance Co Ltd	3,850	147
Lexmark International Inc (b)	100	3	NASDAQ OMX Group Inc/The (a),(b)	18,904	496
Logitech International SA (a)	9,402	78	Provident Financial PLC	1,831	29
MICROS Systems Inc (a),(b)	1,100	52	SLM Corp (b)	7,900	102
MTS Systems Corp (b)	227	9	Stifel Financial Corp (a),(b)	600	19
NCR Corp (a),(b)	11,500	201	T Rowe Price Group Inc (b)	4,375	248
NET One Systems Co Ltd	25	64	TMX Group Inc	5,400	235
Otsuka Corp	1,300	89			$ 5,240
SYKES Enterprises Inc (a)	4,600	75
Synopsys Inc (a),(b)	5,900	165	Electric - 1.58%
Teradata Corp (a),(b)	1,850	100	ACEA SpA	45	—
Tieto OYJ	2,269	35	AES Corp/The (a),(b)	10,000	121
Western Digital Corp (a),(b)	5,900	172	Alliant Energy Corp (b)	5,593	236
Wincor Nixdorf AG	1,051	50	American Electric Power Co Inc (b)	100	4
		$ 5,294	Avista Corp (b)	500	13

See accompanying notes.

31

Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Electric (continued)			Electronics (continued)
Central Vermont Public Service Corp	3,033	$ 107	Stoneridge Inc (a)	17,605	$ 145
Consolidated Edison Inc	100	6	TE Connectivity Ltd (b)	1,500	48
Constellation Energy Group Inc (b)	26,751	1,074	Tech Data Corp (a),(b)	2,700	133
Dominion Resources Inc/VA (b)	2,211	114	Thomas & Betts Corp (a),(b)	2,100	109
DTE Energy Co (b)	400	21	Toshiba Corp	13,000	60
Edison International (b)	2,500	98	Trimble Navigation Ltd (a),(b)	3,450	149
EDP - Energias de Portugal SA	9,124	29	Tyco International Ltd (b)	6,057	291
Endesa SA	4,131	90	Vishay Intertechnology Inc (a),(b)	4,200	42
Enel SpA	45,924	196	Waters Corp (a),(b)	200	16
Exelon Corp (b)	4,313	191	Yamatake Corp	3,400	75
Fortum OYJ	580	13	Yaskawa Electric Corp	2,000	17
GenOn Energy Inc (a),(b)	15,100	41			$ 3,331
Hokkaido Electric Power Co Inc	2,500	34
Integrys Energy Group Inc (b)	6,115	315	Energy - Alternate Sources - 0.01%
			KiOR Inc (a)	1,537	27
Kansai Electric Power Co Inc/The	2,600	39
MDU Resources Group Inc (b)	1,554	33
National Fuel Gas Co (b)	100	6	Engineering & Construction - 1.24%
Northeast Utilities (b)	500	17	ABB Ltd (a)	2,409	46
NRG Energy Inc (a),(b)	6,900	136	AECOM Technology Corp (a),(b)	19,150	410
NV Energy Inc (b)	3,700	57	Aeroports de Paris	511	37
OGE Energy Corp (b)	3,854	204	Aker Solutions ASA	10,836	127
Okinawa Electric Power Co Inc/The	1,400	60	Bilfinger Berger SE	2,094	191
Pinnacle West Capital Corp (b)	915	43	Bouygues SA	251	8
PNM Resources Inc (b)	1,300	25	Chiyoda Corp	11,000	121
Portland General Electric Co (b)	3,000	75	EMCOR Group Inc (b)	1,200	31
Progress Energy Inc (b)	20,046	1,090	Ferrovial SA	12,785	159
Public Service Enterprise Group Inc (b)	2,767	91	Fluor Corp (b)	2,119	116
Red Electrica Corporacion SA	846	37	Hochtief AG	433	25
Southern Co/The	1,329	58	Impregilo SpA	66,959	195
SSE PLC	12,443	258	Jacobs Engineering Group Inc (a),(b)	5,850	243
TECO Energy Inc (b)	6,259	118	JGC Corp	5,000	126
Xcel Energy Inc (b)	2,600	68	Kajima Corp	5,000	15
		$ 5,118	Kandenko Co Ltd	25,000	107
			KBR Inc (b)	15,908	460
Electrical Components & Equipment - 0.34%			Koninklijke BAM Groep NV	30,282	105
Belden Inc	2,500	83	Koninklijke Boskalis Westminster NV	1,953	66
Brother Industries Ltd	3,800	51	McDermott International Inc (a),(b)	39,425	446
Casio Computer Co Ltd	9,300	58	Obayashi Corp	14,000	59
Fujikura Ltd	12,000	37	Sacyr Vallehermoso SA	5,917	36
Gamesa Corp Tecnologica SA	8,930	39	Shaw Group Inc/The (a),(b)	4,800	119
General Cable Corp (a),(b)	3,400	90
Hitachi Ltd	2,000	11	Shimizu Corp	7,000	29
Hubbell Inc (b)	500	33	Skanska AB	8,541	133
Mitsubishi Electric Corp	17,000	161	Taisei Corp	14,000	36
Molex Inc (b)	10,237	255	Tecnicas Reunidas SA	5,049	183
			Tutor Perini Corp (a),(b)	10,100	167
Nexans SA	2,628	154	URS Corp (a),(b)	2,400	87
Prysmian SpA	1,886	26	Vinci SA	1,977	88
SMA Solar Technology AG	1,545	92
SunPower Corp (a),(b)	2,000	16	YIT OYJ	1,978	32
		$ 1,106			$ 4,003
			Entertainment - 0.14%
Electronics - 1.03%			DreamWorks Animation SKG Inc (a)	3,400	63
Agilent Technologies Inc (a),(b)	12,050	451
			Heiwa Corp	5,300	95
Alps Electric Co Ltd	14,100	99	International Game Technology (b)	5,300	90
Avnet Inc (a),(b)	4,370	130
Dolby Laboratories Inc (a),(b)	1,200	39	Sankyo Co Ltd	1,600	80
			Scientific Games Corp (a)	2,200	19
Gentex Corp (b)	5,239	154
Hamamatsu Photonics KK	600	22	William Hill PLC	30,315	97
Honeywell International Inc (b)	2,100	114			$ 444
Hosiden Corp	9,200	65	Environmental Control - 0.29%
Itron Inc (a),(b)	3,400	120	Clean Harbors Inc (a),(b)	2,100	126
Jabil Circuit Inc (b)	32,619	662	Nalco Holding Co (b)	19,700	763
Keyence Corp	200	51	Republic Services Inc (b)	1,400	39
LoJack Corp (a),(b)	2,145	5	Tetra Tech Inc (a),(b)	500	11
Mettler-Toledo International Inc (a),(b)	170	27	Waste Connections Inc (b)	200	7
Mitsumi Electric Co Ltd	17,700	129			$ 946
National Instruments Corp (b)	3,436	90
Nippon Electric Glass Co Ltd	1,000	10	Food - 1.47%
Nissha Printing Co Ltd (a)	2,400	31	Ajinomoto Co Inc	2,000	24
Omron Corp	200	4	Aryzta AG	224	11
PerkinElmer Inc (b)	2,300	43	Campbell Soup Co (b)	472	15
			ConAgra Foods Inc (b)	4,800	121

See accompanying notes.

32

Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Food (continued)			Hand & Machine Tools (continued)
Corn Products International Inc (b)	3,000	$ 156	Snap-on Inc (b)	3,088	$ 159
Diamond Foods Inc	4,750	132	Stanley Black & Decker Inc (b)	4,593	300
Ebro Foods SA	1,159	23	THK Co Ltd	5,500	111
General Mills Inc	5,512	220			$ 703
Hershey Co/The (b)	600	35
HJ Heinz Co (b)	848	45	Healthcare - Products - 1.16%
			Becton Dickinson and Co (b)	763	56
Hormel Foods Corp (b)	3,200	96
House Foods Corp	300	5	Cie Generale d'Optique Essilor International	503	36
Jeronimo Martins SGPS SA	3,895	71	SA
			Cooper Cos Inc/The (b)	1,900	116
JM Smucker Co/The (b)	700	53
			Covidien PLC (b)	1,100	50
Kesko OYJ	6,681	235	CR Bard Inc (b)	1,472	128
Koninklijke Ahold NV	6,958	89	Edwards Lifesciences Corp (a)	7,250	479
Kraft Foods Inc	11,633	421
Kroger Co/The (b)	3,900	90	Elekta AB	1,829	78
			Gen-Probe Inc (a),(b)	10,460	659
Marine Harvest ASA	295,263	128
Metro AG	2,107	104	Getinge AB	2,843	73
			Hill-Rom Holdings Inc (b)	400	13
Nippon Meat Packers Inc	6,000	75	Hologic Inc (a)	32,940	580
Nisshin Seifun Group Inc	2,500	30	IDEXX Laboratories Inc (a),(b)	100	7
Nutreco NV	1,257	82	Intuitive Surgical Inc (a),(b)	728	317
PureCircle Ltd (a)	67,054	113
Ralcorp Holdings Inc (a),(b)	1,000	81	Medtronic Inc	15,870	578
			Nobel Biocare Holding AG (a)	3,215	41
Sara Lee Corp (b)	7,500	142
			NuVasive Inc (a)	1,200	17
Smithfield Foods Inc (a)	18,967	465
			QIAGEN NV (a)	1,413	21
Suedzucker AG	2,747	88	ResMed Inc (a),(b)	1,632	42
Sysco Corp (b)	13,502	386
Tate & Lyle PLC	34,193	362	Shimadzu Corp	7,000	57
Tesco PLC	8,605	55	Smith & Nephew PLC	3,930	36
			St Jude Medical Inc (b)	1,400	54
Toyo Suisan Kaisha Ltd	4,000	98	Techne Corp (b)	500	34
Tyson Foods Inc (b)	12,943	261
			Thoratec Corp (a),(b)	5,500	167
Unilever NV - CVA	4,900	167	Zimmer Holdings Inc (a),(b)	450	23
Unilever NV - NY shares	5,023	171	Zoll Medical Corp (a)	1,860	86
Unilever PLC	1,035	35
Whole Foods Market Inc (b)	498	34			$ 3,748
Yamazaki Baking Co Ltd	3,000	40	Healthcare - Services - 1.34%
		$ 4,759	Aetna Inc (b)	7,725	323
Food Service - 0.02%			BioMerieux	1,467	118
			Cigna Corp (b)	11,088	490
Compass Group PLC	6,391	59	Community Health Systems Inc (a),(b)	3,500	70
			Covance Inc (a),(b)	2,000	92
Forest Products & Paper - 0.08%			Coventry Health Care Inc (a),(b)	8,975	286
Domtar Corp (b)	1,085	85	DaVita Inc (a),(b)	3,893	297
International Paper Co (b)	588	17	Health Net Inc (a),(b)	600	19
MeadWestvaco Corp (b)	1,000	30	Healthspring Inc (a),(b)	12,326	673
Nippon Paper Group Inc	400	8	Humana Inc (b)	3,300	293
OJI Paper Co Ltd	1,000	5	Lincare Holdings Inc (b)	900	21
Stora Enso OYJ	6,048	38	Mednax Inc (a),(b)	3,662	247
UPM-Kymmene OYJ	5,232	61	Quest Diagnostics Inc (b)	655	38
		$ 244	Rhoen Klinikum AG	3,124	59
			Tenet Healthcare Corp (a),(b)	13,291	62
Gas - 0.72%			UnitedHealth Group Inc (b)	19,427	947
AGL Resources Inc (b)	3,055	126
			Universal Health Services Inc (b)	3,612	146
Beijing Enterprises Holdings Ltd	13,500	74	WellPoint Inc (b)	2,209	156
CenterPoint Energy Inc (b)	6,600	131
Gas Natural SDG SA	3,680	64			$ 4,337
New Jersey Resources Corp (b)	100	5	Holding Companies - Diversified - 0.11%
Nicor Inc	12,571	706	Drax Group PLC	6,695	59
NiSource Inc (b)	1,761	40	GEA Group AG	5,440	161
Osaka Gas Co Ltd	6,000	23	Leucadia National Corp (b)	1,300	30
Snam Rete Gas SpA	9,323	43	LVMH Moet Hennessy Louis Vuitton SA	276	44
Southern Union Co (b)	14,050	579	Shanghai Industrial Holdings Ltd	22,000	59
Toho Gas Co Ltd	2,000	12			$ 353
Tokyo Gas Co Ltd	2,000	9
UGI Corp (b)	16,573	497	Home Builders - 0.59%
Vectren Corp (b)	900	26	Berkeley Group Holdings PLC (a)	8,783	177
		$ 2,335	Daiwa House Industry Co Ltd	1,000	12
			Lennar Corp	19,768	364
Hand & Machine Tools - 0.22%			NVR Inc (a)	480	321
Fuji Electric Co Ltd	5,000	15	Persimmon PLC	10,205	79
Kennametal Inc (b)	500	19	Pulte Group Inc (a),(b)	142,821	873
Lincoln Electric Holdings Inc (b)	2,084	82	Sekisui Chemical Co Ltd	9,000	68
Makita Corp	500	17			$ 1,894

See accompanying notes.

33

Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Home Furnishings - 0.25%			Internet (continued)
Electrolux AB	3,502	$ 61	S1 Corp (a)	18,624	$ 181
Furniture Brands International Inc (a)	32,765	33	Sapient Corp	15,590	191
Harman International Industries Inc (b)	5,900	244	Shanda Interactive Entertainment Ltd ADR(a)	5,532	222
Sony Corp	2,300	42	Shutterfly Inc (a)	3,300	89
Tempur-Pedic International Inc (a)	6,530	356	Sohu.com Inc (a),(b)	3,520	174
TiVo Inc (a)	7,767	77	Symantec Corp (a),(b)	2,300	38
Whirlpool Corp (b)	143	7	TIBCO Software Inc (a),(b)	11,056	303
		$ 820	Trend Micro Inc	100	3
			VeriSign Inc	400	13
Housewares - 0.03%			Websense Inc (a),(b)	5,089	92
Toro Co (b)	1,800	102
			XO Group Inc (a),(b)	7,027	52
			Yahoo Japan Corp	113	36
Insurance - 1.38%			Yahoo! Inc (a),(b)	5,139	81
ACE Ltd (b)	4,650	324			$ 5,853
Aegon NV (a)	16,737	73
			Investment Companies - 0.10%
Ageas	30,906	55	Justice Holdings Ltd (a)	18,240	254
American Financial Group Inc/OH (b)	3,800	137
American International Group Inc (a)	4,500	105	Resolution Ltd	14,641	54
Aon Corp (b)	5,278	242			$ 308
Assurant Inc (b)	4,200	165	Iron & Steel - 0.50%
Baloise Holding AG	217	15	AK Steel Holding Corp	8,400	71
Catlin Group Ltd	12,833	84	Allegheny Technologies Inc (b)	387	19
China Pacific Insurance Group Co Ltd	12,600	36	ArcelorMittal	4,700	89
Chubb Corp/The (b)	934	63	Carpenter Technology Corp (b)	1,000	54
CNA Financial Corp (b)	300	8	Cliffs Natural Resources Inc (b)	626	43
Everest Re Group Ltd	500	44	Commercial Metals Co (b)	13,892	194
Fidelity National Financial Inc (b)	13,187	209	Daido Steel Co Ltd	1,000	7
Genworth Financial Inc (a)	12,452	82	Ferrexpo PLC	49,523	234
Hanover Insurance Group Inc/The (b)	2,800	101	Kobe Steel Ltd	12,000	19
Harleysville Group Inc (b)	9,197	542	Nucor Corp	2,765	109
Hartford Financial Services Group Inc (b)	2,400	43	Reliance Steel & Aluminum Co (b)	900	44
HCC Insurance Holdings Inc (b)	3,300	89	Salzgitter AG	3,188	166
ING Groep NV (a)	6,435	50	Steel Dynamics Inc (b)	9,800	129
Legal & General Group PLC	88,042	147	ThyssenKrupp AG	6,358	164
Lincoln National Corp (b)	3,051	61	United States Steel Corp	3,500	96
Loews Corp (b)	1,200	46	Voestalpine AG	2,498	73
Marsh & McLennan Cos Inc (b)	17,601	532	Xingda International Holdings Ltd	126,000	61
ProAssurance Corp (b)	228	18	Yamato Kogyo Co Ltd	2,000	55
Protective Life Corp (b)	8,400	186			$ 1,627
Radian Group Inc	17,273	37
Reinsurance Group of America Inc (b)	4,700	242	Leisure Products & Services - 0.28%
RSA Insurance Group PLC	12,305	21	Brunswick Corp/DE	19,212	358
Sampo OYJ	1,397	37	Harley-Davidson Inc	4,230	156
Swiss Life Holding AG (a)	1,747	183	Sega Sammy Holdings Inc	6,900	141
T&D Holdings Inc	2,300	22	Thomas Cook Group PLC	205,706	59
Topdanmark A/S (a)	162	26	Tui Travel PLC	8,056	22
Torchmark Corp (b)	2,365	101	Yamaha Motor Co Ltd	12,500	174
Transatlantic Holdings Inc	3,867	211			$ 910
Unum Group (b)	3,500	79
			Lodging - 0.07%
White Mountains Insurance Group Ltd	75	32	China Lodging Group Ltd ADR(a)	1,500	21
		$ 4,448	Wyndham Worldwide Corp (b)	3,700	131
			Wynn Resorts Ltd (b)	669	81
Internet - 1.81%
Amazon.com Inc (a),(c)	3,626	697			$ 233
Baidu Inc/China ADR(a)	880	115
(a)			Machinery - Construction & Mining - 0.02%
Blue Nile Inc	4,075	155	Joy Global Inc (b)	700	64
Dena Co Ltd	2,500	78
Earthlink Inc (b)	3,800	24
eBay Inc (a),(b),(c)	29,033	859	Machinery - Diversified - 0.87%
F5 Networks Inc (a),(b)	5,587	631	AGCO Corp (a)	2,000	92
Google Inc (a),(b)	738	443	Alstom SA	38	1
IAC/InterActiveCorp (b)	1,700	71	Amada Co Ltd	2,000	13
interCLICK Inc (a),(b)	8,072	73	Andritz AG	1,701	150
KIT Digital Inc (a)	24,977	223	Applied Industrial Technologies Inc (b)	500	17
Liberty Interactive Corp (a),(b)	7,000	114	Chart Industries Inc (a)	1,890	115
LinkedIn Corp (a)	4,550	300	Cummins Inc (b)	2,255	217
LoopNet Inc (a),(b)	23,569	425	Ebara Corp	46,000	168
Netease.com ADR(a)	1,725	78	FANUC Corp	200	33
Netflix Inc (a),(b)	600	39	Flowserve Corp (b)	100	10
Priceline.com Inc (a)	66	32	FLSmidth & Co A/S	218	14
Rackspace Hosting Inc (a),(b)	481	21	Gardner Denver Inc (b)	4,051	347

See accompanying notes.

34

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Machinery - Diversified (continued)			Mining (continued)
Graco Inc (b)	900	$ 39	Pacific Metals Co Ltd (a)	13,000	$ 66
IDEX Corp (b)	5,574	203	Sandstorm Gold Ltd (a)	27,030	36
IHI Corp	45,000	106	Umicore SA	1,395	60
Manitowoc Co Inc/The (b)	2,800	31	Vedanta Resources PLC	6,388	107
Metso OYJ	6,509	261	Xstrata PLC	3,869	62
Nabtesco Corp	1,600	35			$ 2,769
Nordson Corp (b)	7,677	361
Rockwell Automation Inc (b)	800	60	Miscellaneous Manufacturing - 0.86%
Sumitomo Heavy Industries Ltd	18,000	110	3M Co	3,884	315
			AO Smith Corp (b)	2,200	86
Tognum AG	1,039	37	Aptargroup Inc (b)	3,005	152
Wabtec Corp/DE (b)	4,310	294
			Brink's Co/The (b)	900	22
Zebra Technologies Corp (a),(b)	2,900	110
			Carlisle Cos Inc (b)	1,100	49
		$ 2,824	Crane Co (b)	2,800	134
Media - 1.18%			Eastman Kodak Co (a),(b)	45,200	49
AMC Networks Inc (a)	2,980	107	Eaton Corp (b)	1,377	62
Cablevision Systems Corp (b)	900	14	FUJIFILM Holdings Corp	3,100	75
CBS Corp (b)	5,233	136	General Electric Co	13,475	215
Comcast Corp - Class A	22,210	504	Glory Ltd	600	13
Comcast Corp - Special Class A	11,255	252	Illinois Tool Works Inc	5,258	239
DIRECTV (a),(b)	6,296	298	IMI PLC	11,832	149
DISH Network Corp (b)	16,600	408	ITT Corp (b)	11,800	238
Factset Research Systems Inc (b)	1,596	149	Nikon Corp	2,300	54
Fuji Media Holdings Inc	80	110	Pall Corp (b)	3,247	176
ITV PLC	73,813	76	Parker Hannifin Corp (b)	843	70
McGraw-Hill Cos Inc/The (b)	900	38	Pentair Inc (b)	1,445	55
Meredith Corp (b)	1,820	53	SPX Corp (b)	2,800	178
Metropole Television SA	739	11	Sulzer AG	3,727	416
New York Times Co/The (a),(b)	13,300	97	Wartsila OYJ Abp	720	24
News Corp - Class A (b)	5,300	92			$ 2,771
Nippon Television Network Corp	720	98
Pearson PLC	5,699	104	Office & Business Equipment - 0.04%
			Pitney Bowes Inc (b)	5,951	111
Schibsted ASA	417	10
Scripps Networks Interactive (b)	1,300	52	Seiko Epson Corp	600	8
Sirius XM Radio Inc (a)	14,017	25			$ 119
Societe Television Francaise 1	8,285	86	Office Furnishings - 0.02%
Time Warner Cable Inc (b)	3,213	194	Herman Miller Inc (b)	2,300	50
Time Warner Inc (b)	2,781	97
Viacom Inc (b)	3,766	168
Walt Disney Co/The	15,265	547	Oil & Gas - 3.92%
Washington Post Co/The (b)	222	78	Anadarko Petroleum Corp (b)	9,365	762
		$ 3,804	Apache Corp	1,138	113
			BG Group PLC	19,670	422
Metal Fabrication & Hardware - 0.23%			Brigham Exploration Co (a),(b)	23,155	844
Aurubis AG	3,082	176	Cabot Oil & Gas Corp (b)	3,190	283
Maruichi Steel Tube Ltd	1,200	26	Canadian Natural Resources Ltd	2,300	86
MISUMI Group Inc	1,100	24	Chesapeake Energy Corp	25,398	644
SKF AB	2,711	58	Chevron Corp (b)	5,077	522
Timken Co (b)	7,382	310	Cimarex Energy Co (b)	1,347	90
Vallourec SA	704	48	Cobalt International Energy Inc (a)	24,535	262
Valmont Industries Inc (b)	300	26	ConocoPhillips (b)	2,172	155
Worthington Industries Inc	3,700	65	Daylight Energy Ltd	46,962	457
		$ 733	Denbury Resources Inc (a),(b)	6,500	110
			Devon Energy Corp (b)	1,900	124
Mining - 0.86%			Diamond Offshore Drilling Inc (b)	2,032	122
Allied Nevada Gold Corp (a)	2,250	81
			Energen Corp (b)	1,640	83
AngloGold Ashanti Ltd ADR	3,840	184
Anvil Mining Ltd (a)	14,517	104	Ensco PLC ADR	3,550	184
			EOG Resources Inc	550	57
Barrick Gold Corp	7,230	382	EQT Corp	600	37
BHP Billiton Ltd ADR	400	30	ERG SpA	6,140	78
Boliden AB	15,750	228	Exxon Mobil Corp (b)	7,492	603
Detour Gold Corp (a)	6,580	192
			Forest Oil Corp (a),(b)	5,600	90
Eramet	97	13
Freeport-McMoRan Copper & Gold Inc (b)	6,457	256	Gazprom OAO ADR	6,119	70
			Helmerich & Payne Inc (b)	987	56
Fresnillo PLC	3,420	92	Hess Corp (b)	3,389	204
Goldcorp Inc	4,120	221	HollyFrontier Corp (b)	4,800	112
Iluka Resources Ltd	5,820	94	Idemitsu Kosan Co Ltd	1,000	107
Kinross Gold Corp	2,950	41	Inpex Corp	9	61
Mitsubishi Materials Corp	12,000	34	Karoon Gas Australia Ltd (a)	27,176	140
Mitsui Mining & Smelting Co Ltd	28,000	73	Lundin Petroleum AB (a)	3,666	94
Molycorp Inc (a)	4,697	159
			Marathon Oil Corp (b)	10,689	299
Newmont Mining Corp (b)	3,681	254

See accompanying notes.

35

Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
MEG Energy Corp (a)	1,100	$ 48	Actelion Ltd (a)	3,355	$ 117
Murphy Oil Corp (b)	4,393	246	Alfresa Holdings Corp	2,300	85
Nabors Industries Ltd (a),(b)	5,900	106	Alkermes PLC (a)	1,600	24
Neste Oil OYJ	3,084	39	AmerisourceBergen Corp (b)	2,700	100
Newfield Exploration Co (a),(b)	5,776	265	AstraZeneca PLC	811	37
Noble Energy Inc (b)	1,915	188	AstraZeneca PLC ADR	2,480	114
Occidental Petroleum Corp (b),(c)	9,007	891	Bristol-Myers Squibb Co (b)	2,101	69
OMV AG	5,459	181	Cardinal Health Inc (b)	6,956	295
Patterson-UTI Energy Inc (b)	17,945	377	Catalyst Health Solutions Inc (a),(b)	2,200	114
Petroleo Brasileiro SA ADR	13,949	376	Celesio AG	626	10
Petroplus Holdings AG (a)	19,307	88	Daiichi Sankyo Co Ltd	3,200	58
Pioneer Natural Resources Co	1,682	159	Eisai Co Ltd	1,000	39
Plains Exploration & Production Co (a),(b)	3,800	135	Elan Corp PLC ADR(a)	7,772	84
QEP Resources Inc	3,036	99	Eli Lilly & Co (b)	5,179	196
Repsol YPF SA	3,486	105	Endo Pharmaceuticals Holdings Inc (a),(b)	3,502	120
Rosetta Resources Inc (a)	3,360	183	Forest Laboratories Inc (a),(b)	7,478	224
Rowan Cos Inc (a),(b)	1,700	58	H Lundbeck A/S	10,272	199
Royal Dutch Shell PLC ADR	1,415	99	Ipsen	8,590	249
Royal Dutch Shell PLC - B shares ADR	3,805	275	Johnson & Johnson (b)	6,955	450
Royal Dutch Shell PLC - B Shares	1,081	39	Kaken Pharmaceutical Co Ltd	6,000	73
Saras SpA (a)	7,060	11	Kissei Pharmaceutical Co Ltd	2,500	48
Showa Shell Sekiyu KK	7,500	50	Kobayashi Pharmaceutical Co Ltd	500	25
SM Energy Co (b)	3,287	261	MAP Pharmaceuticals Inc (a)	2,057	28
Statoil ASA ADR	5,607	145	McKesson Corp (b)	2,100	171
Statoil ASA	2,951	76	Medco Health Solutions Inc (a),(b)	12,934	733
TonenGeneral Sekiyu KK	2,000	23	Medicis Pharmaceutical Corp	700	23
Total SA	890	46	Medipal Holdings Corp	5,400	53
Total SA ADR	2,415	125	Merck & Co Inc (b)	7,741	277
Unit Corp (a),(b)	4,500	228	Merck KGaA	278	28
Valero Energy Corp (b)	6,200	138	Miraca Holdings Inc	2,400	92
Venoco Inc (a),(b)	13,200	123	Novo Nordisk A/S	375	43
Whiting Petroleum Corp (a),(b)	4,450	207	Onyx Pharmaceuticals Inc (a),(b)	800	35
		$ 12,661	Perrigo Co (b)	879	86
			Pfizer Inc (b)	32,164	646
Oil & Gas Services - 0.96%			Pharmasset Inc (a)	4,662	611
Amec PLC	9,825	134	Roche Holding AG	785	125
Baker Hughes Inc (b)	3,076	168
Cameron International Corp (a),(b)	700	38	Rohto Pharmaceutical Co Ltd	4,000	51
Cie Generale de Geophysique-Veritas (a)	3,061	71	Sanofi-Aventis SA	4	—
Complete Production Services Inc (a),(b)	25,399	886	Santen Pharmaceutical Co Ltd	2,100	79
Dresser-Rand Group Inc (a),(b)	795	41	Shionogi & Co Ltd	2,600	31
Global Industries Ltd (a),(b)	50,000	399	Shire PLC	2,468	83
Halliburton Co (b)	5,937	218	Suzuken Co Ltd	1,900	49
			SXC Health Solutions Corp (a)	11,400	671
Helix Energy Solutions Group Inc (a),(b)	2,000	35
Hornbeck Offshore Services Inc (a)	1,654	56	UCB SA	2,772	116
			Watson Pharmaceuticals Inc (a),(b)	3,200	207
John Wood Group PLC	10,075	104			$ 7,064
National Oilwell Varco Inc	2,135	153
Oceaneering International Inc (b)	3,400	162	Pipelines - 0.05%
Petrofac Ltd	973	22	ONEOK Inc (b)	1,171	97
Petroleum Geo-Services ASA (a)	8,022	83	Spectra Energy Corp (b)	2,238	66
Saipem SpA	2,608	117			$ 163
Schlumberger Ltd (b)	814	61
SEACOR Holdings Inc (b)	2,600	226	Private Equity - 0.09%
			American Capital Ltd (a),(b)	40,900	285
Superior Energy Services Inc (a)	200	6
Technip SA	1,417	135
		$ 3,115	Real Estate - 0.07%
			CBRE Group Inc (a),(b)	5,721	96
Packaging & Containers - 0.43%			Jones Lang LaSalle Inc (b)	2,200	142
Ball Corp (b)	738	26
Crown Holdings Inc (a),(b)	5,900	191			$ 238
Graphic Packaging Holding Co (a)	12,430	55	REITS - 0.51%
Greif Inc	100	5	Alexandria Real Estate Equities Inc (b)	2,300	151
Owens-Illinois Inc (a),(b)	8,300	162	AvalonBay Communities Inc (b)	744	93
Packaging Corp of America (b)	100	3	Boston Properties Inc (b)	375	36
Rengo Co Ltd	10,000	71	Camden Property Trust (b)	500	29
Sealed Air Corp (b)	5,300	93	CommonWealth REIT (b)	5,900	99
Silgan Holdings Inc (b)	3,700	144	Equity Residential (b)	821	45
Temple-Inland Inc (b)	20,458	651	Essex Property Trust Inc (b)	722	96
		$ 1,401	Federal Realty Investment Trust (b)	696	62
			Hospitality Properties Trust (b)	3,400	75
Pharmaceuticals - 2.19%			Liberty Property Trust (b)	574	17
Abbott Laboratories	1,764	96

See accompanying notes.

36

Schedule of Investments

Global Multi-Strategy Fund

November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

REITS (continued)			Retail (continued)

Plum Creek Timber Co Inc (b)	2,183	$ 80	Ryohin Keikaku Co Ltd	1,400	$ 64

Public Storage Inc (b)	737	97	Saks Inc (a),(b)	700	7

Rayonier Inc (b)	4,713	192	Sears Holdings Corp (a),(b)	700	42

Regency Centers Corp (b)	3,270	121	Seven & I Holdings Co Ltd	2,400	67

Simon Property Group Inc (b)	835	104	Shimachu Co Ltd	2,000	44

SL Green Realty Corp (b)	766	50	Sonic Corp (a)	23,180	164

Taubman Centers Inc (b)	3,746	234	Staples Inc (b)	22,706	327

UDR Inc (b)	3,123	73	Starbucks Corp (b)	18,530	805

		$ 1,654	Sugi Holdings Co Ltd	4,100	118

			Sundrug Co Ltd	700	22

Retail - 3.92%			Swatch Group AG/The - BR	45	18
99 Cents Only Stores (a),(b)	25,820	564
			Takashimaya Co Ltd	2,000	14

Abercrombie & Fitch Co	100	5	Talbots Inc (a)	51,579	103
Advance Auto Parts Inc (b)	4,630	320

Aeropostale Inc (a),(b)	7,700	119	Target Corp	9,829	518
			Tim Hortons Inc (b)	400	20
American Eagle Outfitters Inc (b)	8,300	115
			Tractor Supply Co (b)	2,202	159

Autogrill SpA	729	8	UNY Co Ltd	4,000	37
AutoZone Inc (a),(b)	919	302
			Urban Outfitters Inc (a),(b)	4,478	121

Barnes & Noble Inc	7,300	127	USS Co Ltd	310	27
Bed Bath & Beyond Inc (a)	2,400	145
			Walgreen Co (b)	500	17
Best Buy Co Inc (b)	2,247	61
			Wal-Mart Stores Inc (b)	2,166	128
Big Lots Inc (a),(b)	2,600	104
			Williams-Sonoma Inc (b)	6,000	227
Brinker International Inc (b)	5,274	127

Buckle Inc/The (b)	200	8	Yamada Denki Co Ltd	280	20
			Yum! Brands Inc (b)	2,200	123
CarMax Inc (a)	1,030	30

Chipotle Mexican Grill Inc (a),(b)	403	130			$ 12,669

Cie Financiere Richemont SA	2,206	120	Savings & Loans - 0.02%

Circle K Sunkus Co Ltd	5,700	93	First Niagara Financial Group Inc (b)	1,700	15

Citizen Holdings Co Ltd	4,200	25	Washington Federal Inc (b)	2,500	33

Copart Inc (a),(b)	526	24			$ 48

Costco Wholesale Corp (b)	1,000	85

CVS Caremark Corp	12,962	503	Semiconductors - 1.78%
			Altera Corp (b)	3,780	142
Darden Restaurants Inc (b)	1,043	50
			Analog Devices Inc (b)	8,300	289
Dick's Sporting Goods Inc (b)	1,400	55
			Applied Materials Inc (b)	15,393	166
Dixons Retail PLC (a)	180,829	32

Dollar Tree Inc (a),(b)	3,706	301	ARM Holdings PLC	25,396	238

Dufry AG (a)	663	66	ASML Holding NV	2,739	108
			Atmel Corp (a),(b)	12,928	114
Dunkin' Brands Group Inc (a)	1,520	38

Esprit Holdings Ltd	27,200	39	Avago Technologies Ltd	4,565	137

Express Inc	13,750	312	Broadcom Corp	100	3
			GT Advanced Technologies Inc (a),(b)	6,982	54
Ezcorp Inc (a),(b)	1,200	35

Family Dollar Stores Inc (b)	6,832	406	Infineon Technologies AG	5,458	45
			Integrated Device Technology Inc (a),(b)	11,500	67

Fast Retailing Co Ltd	100	16	Intel Corp (b)	13,801	344
Foot Locker Inc (b)	5,616	132
			International Rectifier Corp (a),(b)	2,800	59
GameStop Corp (a),(b)	6,263	145
			KLA-Tencor Corp (b)	3,803	175
Gap Inc/The (b)	12,654	237
			Lam Research Corp (a),(b)	4,980	203
GNC Holdings Inc (a)	15,260	416
			Linear Technology Corp (b)	1,232	38
Guess? Inc (b)	11,700	329
			LSI Corp (a),(b)	31,900	179

Hengdeli Holdings Ltd	84,000	33	Marvell Technology Group Ltd (a),(b)	7,200	102
Home Depot Inc/The	8,356	328

Inditex SA	2,380	202	Maxim Integrated Products Inc	8,958	230
			Micron Technology Inc (a)	3,590	22

Kesa Electricals PLC	2,348	3	MKS Instruments Inc (b)	9,600	258

K's Holdings Corp	1,600	63	Mosaid Technologies Inc (a)	5,596	252

Lawson Inc	1,000	59	Netlogic Microsystems Inc (a),(b)	16,269	804

Little Sheep Group Ltd	151,326	126	Novellus Systems Inc (a),(b)	2,400	83
Liz Claiborne Inc (a)	14,116	117
			ON Semiconductor Corp (a),(b)	20,552	155

Lowe's Cos Inc	24,403	586	PMC - Sierra Inc (a),(b)	8,800	49
Ltd Brands Inc (b)	1,207	51
			Q-Cells SE (a)	11,355	10
Lumber Liquidators Holdings Inc (a)	2,400	41
			QLogic Corp (a),(b)	5,200	78
Macy's Inc (b)	2,800	91

Maoye International Holdings Ltd (a)	289,000	70	Qualcomm Inc	2,680	147
			Renesas Electronics Corp (a)	17,400	116
McDonald's Corp (b)	4,078	390
			Rovi Corp (a)	1,100	31
MSC Industrial Direct Co Inc (b)	6,078	422

New World Department Store China Ltd	91,000	53	Samsung Electronics Co Ltd	139	64
			Semtech Corp (a),(b)	100	2
Panera Bread Co (a),(b)	1,470	211

PetSmart Inc (b)	2,890	139	Shinko Electric Industries Co Ltd	4,600	35
			Skyworks Solutions Inc (a)	26,300	429

Point Inc	1,840	77	Teradyne Inc (a),(b)	3,500	47

PPR	351	53	Texas Instruments Inc (b)	460	14
PVH Corp (b)	850	58

RadioShack Corp (b)	8,500	98	Tokyo Electron Ltd	3,300	181
			Veeco Instruments Inc (a),(b)	2,756	69
Ross Stores Inc (b)	6,536	582

See accompanying notes.

37

Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Semiconductors (continued)			Telecommunications (continued)
Wolfson Microelectronics PLC (a)	9,867	$ 16	Polycom Inc (a),(b)	8,400	$ 142
Xilinx Inc (b)	6,460	211	RF Micro Devices Inc (a)	5,894	37
		$ 5,766	SES SA	175	4
			Softbank Corp	1,600	54
Software - 1.54%			Sprint Nextel Corp (a),(b)	14,400	39
Activision Blizzard Inc	60,606	753	Tekelec (a),(b)	1,800	20
Acxiom Corp (a)	300	4
Akamai Technologies Inc (a),(b)	1,544	45	Tele2 AB	6,834	136
ANSYS Inc (a),(b)	1,830	114	Telefonaktiebolaget LM Ericsson	21,378	228
athenahealth Inc (a),(b)	500	30	Telefonica SA ADR	14,760	277
			Telefonos de Mexico SAB de CV ADR(b)	5,160	77
Autodesk Inc (a)	700	24
			Telenor ASA	10,121	173
Aveva Group PLC	6,991	173	Tellabs Inc (b)	64,900	258
BMC Software Inc (a),(b)	8,800	314
			tw telecom inc (a),(b)	1,000	19
Broadridge Financial Solutions Inc (b)	200	5
			Verizon Communications Inc (b)	11,736	443
Capcom Co Ltd	1,800	46	Vivendi SA	2,276	52
CareView Communications Inc (a)	103,465	149
Changyou.com Ltd ADR(a)	1,100	27	Vodafone Group PLC ADR	3,510	95
			Windstream Corp (b)	4,728	56
Compuware Corp (a),(b)	18,300	151
Dassault Systemes SA	1,005	82			$ 7,164
Dun & Bradstreet Corp/The (b)	1,547	108	Textiles - 0.05%
Electronic Arts Inc (a),(b)	11,600	269	Cintas Corp (b)	3,645	111
Fair Isaac Corp (b)	5,125	186	Teijin Ltd	13,000	40
Fidelity National Information Services Inc (b)	6,027	145	Toray Industries Inc	2,000	15
Fiserv Inc (a),(b)	500	29			$ 166
Glu Mobile Inc (a)	12,420	38
Informatica Corp (a),(b)	100	4	Toys, Games & Hobbies - 0.32%
			Hasbro Inc (b)	5,990	214
Intuit Inc (b)	2,170	116
			Jakks Pacific Inc (b)	10,694	204
IT Holdings Corp	500	6	Mattel Inc (b)	15,713	453
Konami Corp	2,500	75
Microsoft Corp (b)	30,853	789	Namco Bandai Holdings Inc	2,200	32
MicroStrategy Inc (a)	623	77	Nintendo Co Ltd	800	122
Misys PLC (a)	11,475	45			$ 1,025
MSCI Inc (a),(b)	3,945	133	Transportation - 0.82%
Oracle Corp	9,260	290	Alexander & Baldwin Inc (b)	900	34
Quest Software Inc (a),(b)	7,000	126	AP Moller - Maersk A/S - B shares	16	110
Red Hat Inc (a),(b)	1,974	99	Central Japan Railway Co	4	32
RightNow Technologies Inc (a)	2,716	117	Con-way Inc (b)	9,200	259
Salesforce.com Inc (a),(b)	437	52	CSX Corp (b)	2,900	63
SAP AG	871	52	Deutsche Post AG	8,558	129
Software AG	895	39	DSV A/S	4,710	92
Solera Holdings Inc (b)	3,759	178	East Japan Railway Co	300	18
Tyler Technologies Inc (a),(b)	1,007	32	Expeditors International of Washington Inc (b)	697	30
VMware Inc (a)	620	60	Heartland Express Inc (b)	2,600	36
		$ 4,982	HUB Group Inc (a),(b)	400	12
Telecommunications - 2.22%			JB Hunt Transport Services Inc	4,260	195
Acme Packet Inc (a)	4,596	154	Kawasaki Kisen Kaisha Ltd	17,000	30
Alcatel-Lucent/France (a)	70,678	118	Keisei Electric Railway Co Ltd	3,000	21
			Kirby Corp (a),(b)	2,376	153
Amdocs Ltd (a)	2,800	79
American Tower Corp (a),(b)	8,087	477	Kuehne + Nagel International AG	116	14
			Landstar System Inc (b)	2,200	102
AT&T Inc (b)	23,722	687
			Norfolk Southern Corp (b)	1,269	96
Belgacom SA	1,080	34	Old Dominion Freight Line Inc (a),(b)	500	19
BT Group PLC	7,311	22	Panalpina Welttransport Holding AG (a)	192	19
Cisco Systems Inc (b)	52,767	983
			Ryder System Inc (b)	3,400	178
Comtech Telecommunications Corp (b)	929	28
Comverse Technology Inc (a)	40,600	266	Sankyu Inc	13,000	49
Deutsche Telekom AG	5,604	73	Seino Holdings Corp	1,000	7
DigitalGlobe Inc (a)	14,780	220	Tidewater Inc	2,410	122
Eutelsat Communications SA	325	13	Tokyu Corp	4,000	19
			Union Pacific Corp (b)	1,203	124
Harris Corp (b)	2,406	86
			United Parcel Service Inc (b),(c)	8,522	612
InterDigital Inc (b)	1,200	53
			Werner Enterprises Inc (b)	700	16
JDS Uniphase Corp (a),(b)	14,990	164
Juniper Networks Inc (a)	5,511	125	West Japan Railway Co	1,000	41
KDDI Corp	9	60	Yamato Holdings Co Ltd	200	3
MetroPCS Communications Inc (a),(b)	14,700	123			$ 2,635
Mobistar SA	2,957	162	Water - 0.01%
Motorola Mobility Holdings Inc (a),(b)	15,900	620	American Water Works Co Inc	100	3
Motorola Solutions Inc (b)	3,700	173	United Utilities Group PLC	2,475	25
NII Holdings Inc (a),(b)	6,500	149
					$ 28
NTT DoCoMo Inc	1	2	TOTAL COMMON STOCKS		$ 175,877
PAETEC Holding Corp (a)	34,020	183

See accompanying notes.

38

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

CONVERTIBLE PREFERRED STOCKS -					Principal
0.34%	Shares Held		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Automobile Manufacturers - 0.07%				Computers - 0.21%
General Motors Co		6,665	$ 227	Hewlett-Packard Co
				0.79%, 05/24/2013(e)	$ 700		$ 693

Banks - 0.13%
Wells Fargo & Co		400	422	Diversified Financial Services - 0.71%
				General Electric Capital Australia Funding Pty
				Ltd
Oil & Gas - 0.14%				6.00%, 05/15/2013	AUD	400	417
Apache Corp		7,580	431	International Lease Finance Corp
				7.13%, 09/01/2018(d)	$ 400		408
TOTAL CONVERTIBLE PREFERRED STOCKS			$ 1,080	SLM Corp
PREFERRED STOCKS - 0.12%	Shares Held		Value (000's)	8.00%, 03/25/2020		500	489
Automobile Manufacturers - 0.05%				8.45%, 06/15/2018		500	498
Porsche Automobil Holding SE		2,560	157	SSIF Nevada LP
				1.10%, 04/14/2014(d),(e)		500	492
							$ 2,304
Banks - 0.06%
Ally Financial Inc 7.00% (d)		275	193	Electric - 0.31%
				Cia de Eletricidade do Estado da Bahia
				11.75%, 04/27/2016(d)	BRL	350	199
Consumer Products - 0.01%				EDP Finance BV
Henkel AG & Co KGaA		794	47	4.90%, 10/01/2019(d)	$ 300		221
				Empresas Publicas de Medellin ESP
TOTAL PREFERRED STOCKS			$ 397	8.38%, 02/01/2021(d)	COP	380,000	202
	Principal			Enel Finance International NV
BONDS - 8.94%	Amount (000's) Value (000's)			6.00%, 10/07/2039(d)	$ 500		396
Aerospace & Defense - 0.12%							$ 1,018
Meccanica Holdings USA Inc				Engineering & Construction - 0.06%
7.38%, 07/15/2039(d)	$ 500		$ 380
				Odebrecht Finance Ltd
				6.00%, 04/05/2023(d)		200	200
Automobile Manufacturers - 0.46%
BMW US Capital LLC				Food - 0.09%
0.80%, 12/21/2012(e)		800	800
				Great Atlantic & Pacific Tea Co Inc/The
Daimler Finance North America LLC				11.38%, 08/01/2015(d)		248	275
0.97%, 03/28/2014(d),(e)		700	686
			$ 1,486
				Healthcare - Services - 0.04%
Banks - 1.86%				CHS/Community Health Systems Inc
Ally Financial Inc				8.00%, 11/15/2019(d)		150	145
8.30%, 02/12/2015		235	238
Banco Votorantim SA
0.00%, 05/16/2016(a),(d)	BRL	300	168	Holding Companies - Diversified - 0.07%
Barclays Bank PLC				Votorantim Cimentos SA
5.13%, 01/08/2020	$ 1,200		1,173	7.25%, 04/05/2041(d)		250	242
CIT Group Inc
7.00%, 05/01/2015		205	205	Insurance - 0.35%
7.00%, 05/01/2017		600	594	American International Group Inc
Goldman Sachs Group Inc/The				8.18%, 05/15/2068		450	397
6.15%, 04/01/2018		1,400	1,398	AXA SA
Lloyds TSB Bank PLC				5.25%, 04/16/2040(e)	EUR	350	314
5.80%, 01/13/2020(d)		850	812
				MetLife Capital Trust IV
Morgan Stanley				7.88%, 12/15/2037(d)	$ 400		408
6.63%, 04/01/2018		850	800				$ 1,119
UBS AG/Stamford CT
5.75%, 04/25/2018		600	615	Iron & Steel - 0.12%
			$ 6,003	ArcelorMittal
				7.00%, 10/15/2039		425	374
Chemicals - 0.20%
Braskem America Finance Co
7.13%, 07/22/2041(d)		250	241	Lodging - 0.29%
Hercules Inc				MGM Resorts International
6.50%, 06/30/2029		270	205	6.63%, 07/15/2015		5	5
LyondellBasell Industries NV				7.50%, 06/01/2016		30	29
6.00%, 11/15/2021(d)		200	204	7.63%, 01/15/2017		485	458
			$ 650	Wyndham Worldwide Corp
				5.63%, 03/01/2021		425	439
Coal - 0.09%							$ 931
Peabody Energy Corp
6.00%, 11/15/2018(d)		300	300	Mining - 0.22%
				Alcoa Inc
				5.40%, 04/15/2021		425	405

See accompanying notes.

39

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Mining (continued)				Sovereign (continued)
Xstrata Canada Financial Corp				Mexican Bonos
4.95%, 11/15/2021(d)	$ 300		$ 292	6.00%, 06/18/2015(e)	MXN	55	$ 418
			$ 697	8.00%, 12/19/2013(e)		5,500	430
				8.50%, 12/13/2018(e)		5,000	425
Mortgage Backed Securities - 1.08%				Portugal Obrigacoes do Tesouro OT
Bear Stearns Adjustable Rate Mortgage Trust				4.95%, 10/25/2023	EUR	270	176
2.25%, 08/25/2035(e)		270	231
				Russian Foreign Bond - Eurobond
Citicorp Mortgage Securities Inc				7.85%, 03/10/2018(d)	RUB	5,000	167
0.61%, 09/25/2035(e)		256	241
Credit Suisse Mortgage Capital Certificates							$ 3,995
5.90%, 06/15/2039(e)		150	155	Telecommunications - 0.75%
Greenwich Capital Commercial Funding				Alcatel-Lucent/France
Corp				8.50%, 01/15/2016	EUR	480	529
5.74%, 12/10/2049		175	183	Brasil Telecom SA
GS Mortgage Securities Corp II				9.75%, 09/15/2016(d)	BRL	600	324
5.98%, 08/10/2045(e)		175	186	CenturyLink Inc
5.98%, 08/10/2045(e)		450	359	6.45%, 06/15/2021	$ 650		627
JP Morgan Chase Commercial Mortgage				Nextel Communications Inc
Securities Corp				6.88%, 10/31/2013		200	195
2.16%, 11/15/2028(d),(e)		1,100	1,091	Portugal Telecom International Finance BV
Merrill Lynch/Countrywide Commercial				5.00%, 11/04/2019	EUR	200	193
Mortgage Trust				Telecom Italia Capital SA
5.70%, 09/12/2049		145	152	7.72%, 06/04/2038	$ 425		354
MLCC Mortgage Investors Inc				Telefonica Emisiones SAU
0.51%, 11/25/2035(e)		664	498	5.13%, 04/27/2020		75	66
Morgan Stanley Reremic Trust				5.46%, 02/16/2021		135	120
5.98%, 08/12/2045(d),(e)		300	283				$ 2,408
WaMu Mortgage Pass Through Certificates				TOTAL BONDS			$ 28,886
1.62%, 08/25/2042(e)		26	20		Principal
Wells Fargo Mortgage Backed Securities				CONVERTIBLE BONDS - 9.53%	Amount (000's)		Value (000's)
Trust
2.70%, 03/25/2035(e)		90	82	Aerospace & Defense - 0.14%
			$ 3,481	L-3 Communications Holdings Inc
				3.00%, 08/01/2035(b)		475	455
Oil & Gas - 0.23%
OGX Petroleo e Gas Participacoes SA
8.50%, 06/01/2018(d)		200	190	Automobile Manufacturers - 0.11%
Transocean Inc				Ford Motor Co
				4.25%, 11/15/2016(b)		250	351
6.80%, 03/15/2038		260	245
WPX Energy Inc
6.00%, 01/15/2022(d)		300	295	Biotechnology - 0.33%
			$ 730	Gilead Sciences Inc
				1.63%, 05/01/2016		825	914
Oil & Gas Services - 0.05%				Vertex Pharmaceuticals Inc
Pioneer Drilling Co
9.88%, 03/15/2018(d)		165	170	3.35%, 10/01/2015		170	166
							$ 1,080

Other Asset Backed Securities - 0.06%				Coal - 0.13%
Diamond Resorts Owner Trust				Alpha Natural Resources Inc
9.31%, 03/20/2026(d)		192	203	2.38%, 04/15/2015		205	191
				Peabody Energy Corp
				4.75%, 12/15/2066		230	241
Pharmaceuticals - 0.27%							$ 432
Aristotle Holding Inc
4.75%, 11/15/2021(d)		480	485	Commercial Services - 0.80%
Valeant Pharmaceuticals International				Avis Budget Group Inc
6.75%, 08/15/2021(d)		285	265	3.50%, 10/01/2014(b)		1,000	1,053
7.25%, 07/15/2022(d)		140	131	Hertz Global Holdings Inc
				5.25%, 06/01/2014(b)		1,000	1,517
			$ 881
							$ 2,570
Semiconductors - 0.06%
Advanced Micro Devices Inc				Computers - 0.95%
7.75%, 08/01/2020		200	201	Cadence Design Systems Inc
				2.63%, 06/01/2015(b)		350	550
				EMC Corp/Massachusetts
Sovereign - 1.24%				1.75%, 12/01/2013		80	121
Canadian Government Bond				NetApp Inc
1.75%, 03/01/2013	CAD	1,600	1,584	1.75%, 06/01/2013		1,000	1,275
3.00%, 12/01/2015		375	391	SanDisk Corp
Malaysia Government Bond				1.50%, 08/15/2017		975	1,134
3.43%, 08/15/2014	MYR	1,275	404				$ 3,080

See accompanying notes.

40

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

	Principal			Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000's)

Food - 0.38%			Semiconductors (continued)
Smithfield Foods Inc			Micron Technology Inc
4.00%, 06/30/2013	$ 1,000	$ 1,224	1.88%, 08/01/2031(d)	$ 130	$ 111
			Xilinx Inc
			3.13%, 03/15/2037(b)	1,000	1,161
Home Builders - 0.56%
DR Horton Inc					$ 2,883
2.00%, 05/15/2014(b)	825	905	Telecommunications - 0.06%
Lennar Corp			Ciena Corp
2.00%, 12/01/2020(b),(d)	925	911	3.75%, 10/15/2018(d)	210	196
		$ 1,816

Internet - 0.78%			TOTAL CONVERTIBLE BONDS		$ 30,803
Equinix Inc				Principal
4.75%, 06/15/2016	1,000	1,390	MUNICIPAL BONDS - 0.35%	Amount (000's)	Value (000's)
VeriSign Inc			Illinois - 0.35%
3.25%, 08/15/2037	1,000	1,136	State of Illinois
		$ 2,526	4.07%, 01/01/2014	$ 1,100	$ 1,133
Investment Companies - 0.13%
Ares Capital Corp			TOTAL MUNICIPAL BONDS		$ 1,133
5.75%, 02/01/2016(d)	425	402	SENIOR FLOATING RATE INTERESTS -	Principal
			0.64%	Amount (000's)	Value (000's)

Iron & Steel - 0.56%			Advertising - 0.03%
Allegheny Technologies Inc			Visant Holding Corp, 1st Lien Term Loan
4.25%, 06/01/2014(b)	500	718	5.25%, 12/22/2016(e)	$ 110	$ 104
United States Steel Corp
4.00%, 05/15/2014(b)	1,000	1,094	Automobile Manufacturers - 0.03%
		$ 1,812	Chrysler, Term Loan B
			0.00%, 05/30/2017(e),(f)	110	101
Machinery - Diversified - 0.19%
Chart Industries Inc
2.00%, 08/01/2018	525	598	Building Materials - 0.06%
			CPG International Inc, Term Loan
			6.00%, 02/18/2017(e)	200	187
Media - 0.40%
XM Satellite Radio Inc
7.00%, 12/01/2014(d)	1,000	1,285	Chemicals - 0.05%
			PolyOne Corp, Term Loan
			0.00%, 11/02/2017(e),(f)	150	150
Mining - 0.52%
Alcoa Inc
5.25%, 03/15/2014(b)	986	1,687	Commercial Services - 0.05%
			Hertz Corp/The, Term Loan
			0.00%, 03/11/2018(e),(f)	105	104
Oil & Gas - 0.49%
Pioneer Natural Resources Co			Pharmaceutical Product Development Inc,
2.88%, 01/15/2038	975	1,588	Term Loan
			0.00%, 10/10/2018(e),(f)	54	53
					$ 157
Real Estate - 0.28%
ProLogis LP			Diversified Financial Services - 0.13%
3.25%, 03/15/2015	900	919	Springleaf Financial Funding Co, Term Loan
			5.50%, 05/28/2017(e)	500	434

REITS - 1.83%
Boston Properties LP			Healthcare - Products - 0.07%
3.63%, 02/15/2014(d)	750	803	Biomet Inc, Term Loan B
			3.32%, 03/25/2015(e)	105	101
DDR Corp
1.75%, 11/15/2040	1,000	949	DJO Finance LLC, Term Loan
			3.25%, 05/20/2014(e)	115	111
Digital Realty Trust LP
5.50%, 04/15/2029(d)	425	667			$ 212
Health Care REIT Inc			Healthcare - Services - 0.07%
3.00%, 12/01/2029(b)	925	1,012
			HCA Inc, Term Loan B3
Host Hotels & Resorts LP			3.62%, 05/01/2018(e)	105	99
2.50%, 10/15/2029(d)	1,000	1,207
			Sheridan Healthcare Inc, Term Loan
SL Green Operating Partnership LP			6.07%, 06/15/2015(e)	125	118
3.00%, 10/15/2017(d)	1,250	1,261
					$ 217
		$ 5,899
			Telecommunications - 0.09%
Semiconductors - 0.89%			Level 3 Financing Inc, Term Loan B3
Intel Corp			5.75%, 09/01/2018(e)	200	193
3.25%, 08/01/2039	80	102
Microchip Technology Inc
2.13%, 12/15/2037	1,175	1,509
See accompanying notes.			41

     Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

			(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from
SENIOR FLOATING RATE INTERESTS	Principal		registration, normally to qualified institutional buyers. Unless otherwise
(continued)	Amount (000's)	Value (000's)	indicated, these securities are not considered illiquid. At the end of the
Telecommunications (continued)			period, the value of these securities totaled $16,911 or 5.23% of net
NeuStar Inc, Term Loan			assets.
0.00%, 11/03/2018(e),(f)	$ 100	$ 100	(e)	Variable Rate. Rate shown is in effect at November 30, 2011.
		$ 293	(f)	This Senior Floating Rate Note will settle after November 30, 2011, at which time the interest rate will be determined.
Water - 0.06%			(g)	This entity was put into conservatorship by the US Government in 2008.
HMA International SA, Term Loan			See Notes to Financial Statements for additional information.
0.00%, 11/22/2018(e),(f)	205	204
			(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements for additional information.
TOTAL SENIOR FLOATING RATE INTERESTS		$ 2,059	(i) Rate shown is the discount rate of the original purchase.
U.S. GOVERNMENT & GOVERNMENT	Principal		(j)	Security or a portion of the security was pledged to cover margin
AGENCY OBLIGATIONS - 8.48%	Amount (000's)	Value (000's)	requirements for futures contracts. At the end of the period, the value of
Federal National Mortgage Association (FNMA) - 7.03%			these securities totaled $250 or 0.08% of net assets.
3.50%, 12/01/2026(g),(h)	$ 9,000	$ 9,350
3.50%, 11/01/2041(g)	3,000	3,063
3.50%, 11/01/2041(g)	5,000	5,105	Unrealized Appreciation (Depreciation)
3.50%, 12/01/2041(g),(h)	1,000	1,020	The net federal income tax unrealized appreciation (depreciation) and federal tax
4.00%, 12/01/2026(g),(h)	2,000	2,100	cost of investments held as of the period end were as follows:
4.00%, 12/01/2039(g)	2,000	2,088
		$ 22,726	Unrealized Appreciation	$ 5,724
U.S. Treasury - 1.37%			Unrealized Depreciation	(7,656)
2.13%, 08/15/2021	4,400	4,430	Net Unrealized Appreciation (Depreciation)	$ (1,932)
			Cost for federal income tax purposes	$ 320,518

U.S. Treasury Bill - 0.08%			All dollar amounts are shown in thousands (000's)
0.02%, 03/22/2012(i),(j)	250	250
Portfolio Summary (unaudited)
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Sector	Percent
OBLIGATIONS		$ 27,406	Government	17 .51%
	Maturity		Consumer, Non-cyclical	13 .65%
REPURCHASE AGREEMENTS - 14.82%	Amount (000's)	Value (000's)	Financial	10 .97%
U.S. Treasury - 14.82%			Consumer, Cyclical	9 .29%
US Agency Repurchase Agreement; 0.14%	$ 11,200	$ 11,200	Industrial	8 .95%
dated 11/30/11 maturing 12/01/11			Mortgage Securities	8 .11%
(collateralized by US Government Security;			Communications	7 .73%
$11,602,339; 4.50%; dated 09/01/41)			Technology	7 .11%
US Agency Repurchase Agreement; 0.14%	11,200	11,200	Energy	6 .38%
dated 11/30/11 maturing 12/01/11			Basic Materials	4 .67%
(collateralized by US Government Security;			Utilities	2 .68%
$11,437,904; 0.90%; dated 09/12/14)			Purchased Options	0 .92%
US Treasury Inflation Protection Repurchase	18,700	18,700	General Obligation Unltd	0 .35%
Agreement; 0.11% dated 11/30/11 maturing			Diversified	0 .19%
12/01/11 (collateralized by US Government			Asset Backed Securities	0 .06%
Security; $18,998,602; 2.00%; dated			Purchased Credit Default Swaptions	0 .01%
01/15/16)			Purchased Interest Rate Swaptions	0 .01%
US Treasury Inflation Protection Repurchase	6,800	6,800	Investments Sold Short	(31 .68)%
Agreement; 0.12% dated 11/30/11 maturing			Other Assets in Excess of Liabilities, Net	33 .09%
12/01/11 (collateralized by US Government			TOTAL NET ASSETS	100.00%
Security; $6,856,013; 3.88%; dated
04/15/29)
$ 47,900
TOTAL REPURCHASE AGREEMENTS		$ 47,900
TOTAL PURCHASED OPTIONS - 0.92%		$ 2,978
TOTAL PURCHASED CREDIT DEFAULT
SWAPTIONS - 0.01%		$ 44
TOTAL PURCHASED INTEREST RATE
SWAPTIONS - 0.01%		23
Total Investments		$ 318,586
Other Assets in Excess of Liabilities, Net - 1.41%		$ 4,550
TOTAL NET ASSETS - 100.00%		$ 323,136

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $58,311 or 18.05% of net assets.
(c)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $4,680 or 1.45% of net assets.

See accompanying notes.

42

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

Credit Default Swaps

Sell Protection
	Implied
	Credit Spread
	as of	(Pay)/				Upfront		Unrealized
	November	Receive	Expiration	Notional	Market Premiums			Appreciation/
Counterparty (Issuer)	Reference Entity	30, 2011 (c) Fixed Rate	Date	Amount (a)	Value (b) Paid/(Received)			(Depreciation)
Royal Bank of Scotland PLC CDX.NA.HY.17	N/A	5.00%	12/20/2016	$ 400 $		(35) $	(30)	$ (5)
Royal Bank of Scotland PLC CDX.NA.HY.17	N/A	5.00%	12/20/2016	100		(9)	(8)	(1)
Royal Bank of Scotland PLC CDX.NA.HY.17	N/A	5.00%	12/20/2016	100		(10)	(12)	2
Total					$ (54) $		(50)	$ (4)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase								Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For				Value Appreciation/(Depreciation)
Australian Dollar	Royal Bank of Scotland PLC	12/21/2011	3,480,000 $		3,573	$ 3,570	$ (3)
Brazilian Real	Credit Suisse	12/05/2011	1,250,000		719	691		(28)
Brazilian Real	Credit Suisse	12/19/2011	630,000		351	347		(4)
Brazilian Real	Royal Bank of Scotland PLC	12/21/2011	820,000		464	452		(12)
British Pound	Royal Bank of Scotland PLC	12/21/2011	2,059,000		3,265	3,229		(36)
Canadian Dollar	Merrill Lynch	12/02/2011	1,650,000		1,633	1,618		(15)
Canadian Dollar	Royal Bank of Scotland PLC	12/21/2011	1,409,000		1,388	1,381		(7)
Canadian Dollar	Royal Bank of Scotland PLC	01/17/2012	7,187		7	7		—
Canadian Dollar	Royal Bank of Scotland PLC	02/29/2012	43,777		43	43		—
Chinese Renminbi	Barclays Bank PLC	02/13/2012	5,330,702		842	836		(6)
Chinese Renminbi	Goldman Sachs & Co	02/13/2012	25,723,490		4,030	4,034		4
Czech Republic Koruna	Royal Bank of Scotland PLC	12/21/2011	9,800,000		527	520		(7)
Danish Krone	Royal Bank of Scotland PLC	12/21/2011	918,000		167	166		(1)
Euro	Royal Bank of Scotland PLC	12/21/2011	3,145,000		4,252	4,226		(26)
Hong Kong Dollar	BNP Paribas Bank	12/12/2011	473,862		61	61		—
Hong Kong Dollar	UBS Securities	12/12/2011	2,175,962		280	280		—
Hong Kong Dollar	UBS Securities	02/16/2012	300,000		39	39		—
Hungary Forint	Royal Bank of Scotland PLC	12/21/2011	381,000,000		1,718	1,679		(39)
Indian Rupee	Goldman Sachs & Co	07/12/2012	32,691,200		640	614		(26)
Indian Rupee	Royal Bank of Scotland PLC	12/21/2011	10,000,000		199	191		(8)
Indian Rupee	UBS Securities	07/12/2012	7,105,680		139	133		(6)
Indonesia Rupiah	Royal Bank of Scotland PLC	12/21/2011	300,000,000		34	33		(1)
Israeli Shekel	Royal Bank of Scotland PLC	12/21/2011	120,000		33	32		(1)
Japanese Yen	Royal Bank of Scotland PLC	12/21/2011	512,893,000		6,658	6,618		(40)
Malaysian Ringgit	Goldman Sachs & Co	04/23/2012	2,673,300		840	839		(1)
Malaysian Ringgit	Royal Bank of Scotland PLC	12/21/2011	100,000		32	31		(1)
Malaysian Ringgit	UBS Securities	04/23/2012	555,957		177	174		(3)
Mexican Peso	BNP Paribas Bank	03/15/2012	2,599,775		192	189		(3)
Mexican Peso	Credit Suisse	12/16/2011	13,200,000		952	967		15
Mexican Peso	Goldman Sachs & Co	03/15/2012	10,537,962		770	767		(3)
Mexican Peso	Royal Bank of Scotland PLC	12/21/2011	10,200,000		742	747		5
New Zealand Dollar	Royal Bank of Scotland PLC	12/21/2011	2,034,000		1,608	1,586		(22)
Norwegian Krone	Barclays Bank PLC	12/09/2011	1,743,000		315	302		(13)
Norwegian Krone	Royal Bank of Scotland PLC	12/21/2011	34,030,000		6,097	5,889		(208)
Norwegian Krone	UBS Securities	12/09/2011	414,000		73	72		(1)
Philippine Peso	Royal Bank of Scotland PLC	12/21/2011	3,800,000		89	87		(2)
Polish Zloty	Royal Bank of Scotland PLC	12/21/2011	6,160,000		1,932	1,834		(98)
Russian Ruble	Merrill Lynch	12/02/2011	5,200,000		169	169		—
Russian Ruble	Royal Bank of Scotland PLC	12/21/2011	32,500,000		1,051	1,055		4
Singapore Dollar	Royal Bank of Scotland PLC	12/21/2011	450,000		348	351		3

See accompanying notes.

43

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
South African Rand	Royal Bank of Scotland PLC	12/21/2011	400,000 $	49	$ 49	$ —
South Korean Won	Barclays Bank PLC	02/27/2012	155,222,400	138	136	(2)
South Korean Won	Goldman Sachs & Co	02/27/2012	769,160,000	670	673	3
South Korean Won	Royal Bank of Scotland PLC	12/21/2011	3,020,000,000	2,650	2,644	(6)
Swedish Krona	Royal Bank of Scotland PLC	12/21/2011	25,893,000	3,945	3,824	(121)
Swiss Franc	Royal Bank of Scotland PLC	12/21/2011	191,000	221	209	(12)
Taiwan New Dollar	Barclays Bank PLC	01/11/2012	3,634,235	121	120	(1)
Taiwan New Dollar	Goldman Sachs & Co	01/11/2012	18,969,300	630	626	(4)
Taiwan New Dollar	Royal Bank of Scotland PLC	12/21/2011	6,400,000	212	211	(1)
Turkish Lira	Royal Bank of Scotland PLC	12/21/2011	1,240,000	685	676	(9)
Total						$ (743)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Barclays Bank PLC	12/22/2011	1,819,000 $	1,836	$ 1,866	$ (30)
Australian Dollar	Merrill Lynch	12/05/2011	400,000	410	411	(1)
Australian Dollar	Royal Bank of Scotland PLC	12/21/2011	2,510,000	2,490	2,575	(85)
Australian Dollar	UBS Securities	12/22/2011	169,000	171	173	(2)
Brazilian Real	Credit Suisse	12/05/2011	1,250,000	707	691	16
Brazilian Real	Credit Suisse	12/19/2011	1,265,000	711	697	14
Brazilian Real	Royal Bank of Scotland PLC	12/21/2011	950,000	528	523	5
British Pound	Barclays Bank PLC	12/08/2011	633,000	1,019	993	26
British Pound	Royal Bank of Scotland PLC	12/21/2011	1,063,000	1,693	1,667	26
Canadian Dollar	Credit Suisse	12/15/2011	2,000,000	1,964	1,960	4
Canadian Dollar	Merrill Lynch	12/02/2011	1,650,000	1,621	1,618	3
Canadian Dollar	Royal Bank of Scotland PLC	12/15/2011	116,136	115	114	1
Canadian Dollar	Royal Bank of Scotland PLC	12/21/2011	4,241,000	4,165	4,157	8
Canadian Dollar	Royal Bank of Scotland PLC	12/30/2011	270,000	268	265	3
Canadian Dollar	Royal Bank of Scotland PLC	01/17/2012	737,980	729	723	6
Canadian Dollar	Royal Bank of Scotland PLC	02/29/2012	487,417	480	477	3
Chilean Peso	Royal Bank of Scotland PLC	12/21/2011	21,000,000	41	41	—
Colombian Peso	Royal Bank of Scotland PLC	12/21/2011	100,000,000	53	51	2
Czech Republic Koruna	Royal Bank of Scotland PLC	12/21/2011	18,500,000	1,018	982	36
Danish Krone	Royal Bank of Scotland PLC	12/21/2011	1,127,000	215	204	11
Euro	Barclays Bank PLC	01/17/2012	264,000	359	355	4
Euro	Credit Suisse	12/23/2011	285,000	380	383	(3)
Euro	Credit Suisse	12/29/2011	165,000	219	222	(3)
Euro	Credit Suisse	12/30/2011	447,000	598	601	(3)
Euro	Credit Suisse	01/31/2012	140,000	199	188	11
Euro	Royal Bank of Scotland PLC	12/21/2011	6,742,000	9,230	9,060	170
Euro	UBS Securities	01/17/2012	1,445,000	2,013	1,942	71
Hong Kong Dollar	Royal Bank of Scotland PLC	12/15/2011	983,620	127	127	—
Hong Kong Dollar	UBS Securities	12/12/2011	300,000	39	39	—
Hungary Forint	BNP Paribas Bank	01/27/2012	20,282,256	90	89	1
Hungary Forint	Royal Bank of Scotland PLC	12/21/2011	16,000,000	70	70	—
Hungary Forint	UBS Securities	01/27/2012	115,047,972	520	505	15
Indian Rupee	Royal Bank of Scotland PLC	12/21/2011	186,900,000	3,714	3,568	146
Indonesia Rupiah	Royal Bank of Scotland PLC	12/21/2011	400,000,000	44	44	—
Israeli Shekel	Royal Bank of Scotland PLC	12/21/2011	2,550,000	693	679	14
Japanese Yen	Royal Bank of Scotland PLC	12/21/2011	455,350,000	5,864	5,875	(11)
Japanese Yen	UBS Securities	01/13/2012	252,305,000	3,249	3,258	(9)
Malaysian Ringgit	Royal Bank of Scotland PLC	12/21/2011	1,439,040	457	452	5
Mexican Peso	Credit Suisse	12/16/2011	17,900,000	1,320	1,311	9
Mexican Peso	Royal Bank of Scotland PLC	12/21/2011	7,300,000	531	535	(4)
New Zealand Dollar	Royal Bank of Scotland PLC	12/21/2011	4,000,000	3,032	3,118	(86)
Norwegian Krone	Royal Bank of Scotland PLC	12/21/2011	11,021,000	1,928	1,907	21
Philippine Peso	Royal Bank of Scotland PLC	12/21/2011	101,700,000	2,347	2,328	19
Polish Zloty	Royal Bank of Scotland PLC	12/21/2011	880,000	272	262	10
Russian Ruble	Merrill Lynch	12/02/2011	5,200,000	167	169	(2)
Russian Ruble	Royal Bank of Scotland PLC	12/21/2011	5,100,000	163	165	(2)
Singapore Dollar	Royal Bank of Scotland PLC	12/21/2011	2,200,000	1,726	1,717	9
South African Rand	Royal Bank of Scotland PLC	12/21/2011	13,500,000	1,667	1,660	7
South Korean Won	Royal Bank of Scotland PLC	12/21/2011	190,000,000	166	166	—
Swedish Krona	Royal Bank of Scotland PLC	12/21/2011	21,826,000	3,195	3,224	(29)
Swiss Franc	Barclays Bank PLC	12/09/2011	436,000	499	477	22
Swiss Franc	Royal Bank of Scotland PLC	12/21/2011	75,000	81	82	(1)
Swiss Franc	UBS Securities	12/09/2011	95,000	105	104	1
Taiwan New Dollar	Royal Bank of Scotland PLC	12/21/2011	23,300,000	769	769	—
Turkish Lira	Royal Bank of Scotland PLC	12/21/2011	80,000	44	44	—

See accompanying notes.

44

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For		Value Appreciation/(Depreciation)
Total						$ 428

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Unrealized
Type		Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
90 day Eurodollar; June 2012		Long	10 $	2,480	$ 2,484	$ 4
90 day Eurodollar; June 2013		Long	2	496	496	—
90 day Eurodollar; March 2012		Long	39	9,674	9,692	18
90 day Eurodollar; March 2013		Long	1	248	248	—
90 day Eurodollar; September 2013		Long	3	744	744	—
90 day Sterling; December 2012		Long	1	194	194	—
90 day Sterling; June 2013		Long	3	581	581	—
90 day Sterling; March 2013		Long	2	387	387	—
90 day Sterling; September 2013		Long	4	774	774	—
Australia 10 Year Bond; December 2011		Long	27	3,231	3,239	8
Australia 3 Year Bond; December 2011		Long	12	1,328	1,334	6
CAC40 Index; December 2011		Long	1	41	42	1
DJIA Emini; December 2011		Long	3	178	181	3
Euribor; December 2012		Long	3	996	997	1
Euribor; June 2012		Long	21	6,977	6,986	9
Euribor; June 2013		Long	3	995	995	—
Euribor; March 2012		Long	25	8,304	8,313	9
Euribor; March 2013		Long	4	1,329	1,329	—
Euribor; September 2012		Long	3	997	998	1
Euribor; September 2013		Long	3	994	994	—
Euro Swiss; June 2012		Long	1	274	274	—
Euro Swiss; March 2012		Long	1	274	274	—
FTSE100 Index; December 2011		Long	11	948	948	—
IBEX 35 Index; December 2011		Long	3	335	341	6
KOSPI 200 Index; December 2011		Long	10	1,055	1,054	(1)
S&P 500 Emini; December 2011		Long	33	1,975	2,056	81
South Africa All Share; December 2011		Long	10	361	364	3
90 day Eurodollar; September 2012		Short	3	744	745	(1)
90 day Sterling; June 2012		Short	29	5,616	5,625	(9)
90 day Sterling; March 2012		Short	58	11,235	11,253	(18)
90 day Sterling; September 2012		Short	1	194	194	—
AEX Index; December 2011		Short	7	550	564	(14)
Canadian Bank Acceptance; June 2012		Short	14	3,396	3,395	1
Canadian Bank Acceptance; March 2012		Short	26	6,300	6,298	2
DJ Euro Stoxx 50; December 2011		Short	6	181	187	(6)
Hang Seng Index; December 2011		Short	3	345	349	(4)
HSCEI China Index; December 2011		Short	2	123	123	—
Japan Mini 10 Year Bond; December 2011		Short	36	6,623	6,581	42
Japan Topix Index; December 2011		Short	2	186	188	(2)
MSCI Singapore Index; December 2011		Short	7	331	334	(3)
MSCI Taiwan Index; December 2011		Short	20	486	493	(7)
Russell 2000 Mini; December 2011		Short	54	3,876	3,978	(102)
S&P 500 Emini; December 2011		Short	398	24,151	24,796	(645)
S&P Mid 400 Emini; December 2011		Short	40	3,439	3,532	(93)
S&P/TSE 60 Index; December 2011		Short	3	397	408	(11)
SGX CNX Nifty Index; December 2011		Short	155	1,492	1,501	(9)
SPI 200 Index; December 2011		Short	10	1,086	1,058	28
Total						$ (702)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

45

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

Interest Rate Swaptions

			Pay/
			Receive				Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration				Notional	Premiums	Market	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid/(Received) Value Appreciation/(Depreciation)
Put - 30 Year Interest Barclays Bank PLC		6 Month	Receive	3.50%	11/05/2012 EUR 400 $		24	$ 23	$ (1)
Rate Swap		EURIBOR
Total						$ 24		$ 23	$ (1)

			Pay/
			Receive				Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration				Notional	Premiums	Market	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid/(Received) Value Appreciation/(Depreciation)
Put - 5 Year Interest	Barclays Bank PLC	6 Month	Receive	2.80%	11/05/2012 EUR 1,700 $		(26)	$ (23) $	3
Rate Swap		EURIBOR
Total						$ (26)		$ (23) $	3

All dollar amounts are shown in thousands (000's)

Options

						Upfront Premiums			Unrealized
Purchased Options Outstanding		Exercise Price Expiration Date		Contracts		Paid/(Received)	Market Value	Appreciation/(Depreciation)
Put - AUD versus USD; August 2012		$ 0.99	08/16/2012	2,400,000		$ 145	$ 131	$ (14)
Put - S&P 500 Index; September 2012		$ 112.50	09/22/2012		350	2,862	2,847		(15)
Total						$ 3,007	$ 2,978	$ (29)

						Upfront Premiums			Unrealized
Written Options Outstanding		Exercise Price Expiration Date		Contracts		Paid/(Received)	Market Value	Appreciation/(Depreciation)
Call - Healthspring Inc; December 2011		$ 55 .00	12/17/2011		24	$ —	$ (1)	$ (1)
Call - Motorola Mobility Holdings Inc;		$ 40 .00	01/21/2012		7	—		—	—
January 2012
Call - S&P 500 Index; September 2012		$ 147.50	09/22/2012		175	(332)		(370)	(38)
Put - AUD versus USD; August 2012		$ 0.85	08/16/2012	2,400,000		(66)		(49)	17
Put - S&P 500 Index; September 2012		$ 100.00	09/22/2012		350	(1,790)	(1,763)		27
Total						$ (2,188)	$ (2,183)	$ 5

All dollar amounts are shown in thousands (000's)

Credit Default Swaptions

							Upfront
Purchased Swaptions Counterparty			Buy/Sell Exercise Expiration			Notional	Premiums	Market	Unrealized
Outstanding	(Issuer)	Reference Entity Protection		Rate	Date	Amount Paid/(Received) Value			Appreciation/(Depreciation)
Put - 5 Year Credit	Bank of America	CDX.HY.17	Buy	95.00%	01/18/2012 $	800 $	20	$ 36	$ 16
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX.HY.17	Buy	92.00%	01/18/2012	300	7	8	1
Default Swap	NA
Total						$ 27		$ 44	$ 17
							Upfront
Written Swaptions	Counterparty		Buy/Sell Exercise Expiration			Notional	Premiums	Market	Unrealized
Outstanding	(Issuer)	Reference Entity Protection		Rate	Date	Amount Paid/(Received) Value			Appreciation/(Depreciation)
Put - 5 Year Credit	Bank of America	CDX.IG.17	Sell	1.15%	01/18/2012 $	4,000 $	(20)	$ (41) $	(21)
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX.IG.17	Sell	1.30%	01/18/2012	1,500	(7)	(9)	(2)
Default Swap	NA
Total						$ (27)		$ (50) $	(23)

All dollar amounts are shown in thousands (000's)

Total Return Swaps

									Unrealized
Counterparty (Issuer)		Reference Entity				Expiration Date Notional Value			Appreciation/(Depreciation)
Bank of America		Canada 10 Year Bond; March 2012				03/22/2012	$ 3,315		$ (7)
Bank of America		Euro Bobl 5 Year; December 2011				12/13/2011		1,331	(9)
Bank of America		Euro Bund 10 Year Bund; December 2011				12/13/2011		(3,519)	98
Bank of America		Euro Buxl 30 Year Bond; December 2011				12/09/2011		170	(12)
Bank of America		Euro Schatz 2yr; December 2011				12/13/2011		5,187	6
Bank of America		UK 10 Year Gilt; March 2012				03/29/2012		1,422	(13)
Bank of America		US 10 Year Note; March 2012				03/22/2012		5,200	(26)
Bank of America		US 2 Year Note; March 2012				04/02/2012		3,527	1

See accompanying notes.

46

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

Total Return Swaps (continued)

				Unrealized
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value	Appreciation/(Depreciation)
Bank of America	US 5 Year Note; March 2012	04/02/2012	$ 1,598	$ (3)
Bank of America	US Long Bond; March 2012	03/22/2012	288	(6)
Morgan Stanley & Co	RTS Index; December 2011	12/16/2011	9	—
Morgan Stanley & Co	Swiss Market Index; December 2011	12/20/2011	(1,143)	1
Total				$ 30

All dollar amounts are shown in thousands (000's)

See accompanying notes.

47

     Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

Securities Sold Short			COMMON STOCKS (continued)	Shares	Value (000's)
COMMON STOCKS - (31.68)%	Shares	Value (000's)	Automobile Parts & Equipment (continued)
Advertising - (0.06)%			Johnson Controls Inc	4,114	$ 130
Interpublic Group of Cos Inc	3,916	37	NGK Spark Plug Co Ltd	7,000	89
JCDecaux SA (a)	3,429	$ 89	Nokian Renkaat OYJ	2,614	87
Lamar Advertising Co (a)	2,100	51	Pirelli & C SpA	6,730	64
Publicis Groupe SA	974	46	Stanley Electric Co Ltd	3,700	55
			Sumitomo Rubber Industries Ltd	2,700	32
		$ 223	Toyoda Gosei Co Ltd	300	5
Aerospace & Defense - (0.29)%			Toyota Industries Corp	2,700	75
BAE Systems PLC	6,588	28			$ 1,012
BE Aerospace Inc (a)	900	35
Chemring Group PLC	2,358	15	Banks - (1.31)%
Cobham PLC	21,114	59	77 Bank Ltd/The	9,000	35
Curtiss-Wright Corp	500	16	BancorpSouth Inc	3,300	32
Esterline Technologies Corp (a)	600	32	Bank of Hawaii Corp	500	21
Finmeccanica SpA	3,858	17	Bank of Kyoto Ltd/The	6,000	52
			Bank of New York Mellon Corp/The	5,418	105
Goodrich Corp	352	43	BB&T Corp	1,200	28
L-3 Communications Holdings Inc	256	17
Northrop Grumman Corp	1,700	97	Capital One Financial Corp	1,500	67
Rockwell Collins Inc	2,749	151	Cathay General Bancorp	1,100	15
TransDigm Group Inc (a)	700	68	Chugoku Bank Ltd/The	2,000	28
			Citigroup Inc	4,628	127
Triumph Group Inc	4,000	238	Commerzbank AG (a)	7,175	13
United Technologies Corp	1,300	100	Credit Suisse Group AG (a)	5,061	122
Zodiac Aerospace	334	27	Cullen/Frost Bankers Inc	400	20
		$ 943	Deutsche Bank AG	1,796	70
Agriculture - (0.08)%			DNB ASA	8,343	85
Altria Group Inc	400	11	Erste Group Bank AG	9,091	158
Archer-Daniels-Midland Co	5,794	175	Fifth Third Bancorp	9,827	119
British American Tobacco PLC	1,822	85	First Horizon National Corp	2,100	16
Philip Morris International Inc	100	8	First Midwest Bancorp Inc/IL	5,000	48
		$ 279	FirstMerit Corp	2,100	31
			FNB Corp/PA	7,300	78
Airlines - (0.08)%			Glacier Bancorp Inc	15,700	189
JetBlue Airways Corp (a)	28,200	116
			Goldman Sachs Group Inc/The	1,105	106
Southwest Airlines Co	15,783	132	Hancock Holding Co	1,200	37
		$ 248	Hiroshima Bank Ltd/The	5,000	24
Apparel - (0.20)%			HSBC Holdings PLC	6,903	54
Asics Corp	3,400	41	Huntington Bancshares Inc/OH	9,419	50
Carter's Inc (a)	1,700	68	Joyo Bank Ltd/The	7,000	30
Christian Dior SA	534	69	Julius Baer Group Ltd (a)	5,332	191
Hanesbrands Inc (a)	1,900	47	Lloyds Banking Group PLC (a)	587,790	230
Nike Inc	645	62	Morgan Stanley	4,420	65
Ralph Lauren Corp	600	85	Northern Trust Corp	2,309	87
Skechers U.S.A. Inc (a)	6,100	82	PrivateBancorp Inc	5,400	52
Under Armour Inc (a)	1,117	91	Prosperity Bancshares Inc	400	16
VF Corp	600	83	Regions Financial Corp	22,000	90
Wacoal Holdings Corp	1,000	13	Resona Holdings Inc	11,300	51
			Royal Bank of Scotland Group PLC (a)	29,259	10
		$ 641
			Seven Bank Ltd	34,000	67
Automobile Manufacturers - (0.26)%			Shizuoka Bank Ltd/The	5,000	52
Bayerische Motoren Werke AG	15	1	Standard Chartered PLC	11,114	242
Ford Motor Co	10,129	107	State Street Corp	1,690	67
Hino Motors Ltd	5,000	31	Sumitomo Mitsui Financial Group Inc	800	22
Honda Motor Co Ltd	5,700	181	Sumitomo Mitsui Trust Holdings Inc	47,000	144
Mazda Motor Corp	17,000	31	SunTrust Banks Inc	1,391	25
Nissan Motor Co Ltd	2,400	22	Suruga Bank Ltd	3,000	28
Oshkosh Corp (a)	8,689	178	Susquehanna Bancshares Inc	15,700	124
PACCAR Inc	500	20	SVB Financial Group (a)	600	28
Peugeot SA	3,992	75	Svenska Handelsbanken AB	6,499	172
Renault SA	209	8	Synovus Financial Corp	149,400	223
Scania AB	2,093	32	TCF Financial Corp	3,200	32
Toyota Motor Corp	4,700	155	Trustmark Corp	700	16
		$ 841	UBS AG (a)	3,811	47
			US Bancorp	4,580	119
Automobile Parts & Equipment - (0.32)%			Wells Fargo & Co	1,403	36
Autoliv Inc	300	16	Zions Bancorporation	13,656	219
BorgWarner Inc (a)	1,700	112
Bridgestone Corp	1,200	28			$ 4,215
Continental AG (a)	3,328	236	Beverages - (0.56)%
Denso Corp	1,000	29	Anheuser-Busch InBev NV	2,784	166
Goodyear Tire & Rubber Co/The (a)	3,860	54	Asahi Group Holdings Ltd	600	13

See accompanying notes.

48

     Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

Securities Sold Short			COMMON STOCKS (continued)	Shares	Value (000's)

COMMON STOCKS (continued)	Shares	Value (000's)	Chemicals (continued)
Beverages (continued)			Sigma-Aldrich Corp	627	$ 41
Beam Inc	4,122	$ 217	Sumitomo Chemical Co Ltd	54,000	206
Coca-Cola Co/The	3,100	209	Symrise AG	3,508	95
Diageo PLC	6,963	149	Taiyo Nippon Sanso Corp	18,000	131
Green Mountain Coffee Roasters Inc (a)	4,600	241	Tokai Carbon Co Ltd	27,000	138
Heineken NV	1,908	89	Valspar Corp	200	8
Kirin Holdings Co Ltd	17,000	208			$ 3,476
Molson Coors Brewing Co	1,693	69
PepsiCo Inc	1,808	115	Coal - (0.10)%
			Alpha Natural Resources Inc (a)	3,398	82
Pernod-Ricard SA	2,197	207
SABMiller PLC	3,701	131	Arch Coal Inc	12,625	207
		$ 1,814	Peabody Energy Corp	1,000	39
					$ 328
Biotechnology - (0.34)%
Amgen Inc	1,100	64	Commercial Services - (1.88)%
Celgene Corp (a)	2,000	126	Aaron's Inc	1,121	29
Charles River Laboratories International Inc (a)	701	20	Abertis Infraestructuras SA	12,265	196
			Adecco SA (a)	353	15
Cubist Pharmaceuticals Inc (a)	1,200	46
Gilead Sciences Inc (a)	10,834	432	Aggreko PLC	5,238	156
			Alliance Data Systems Corp (a)	1,800	184
Illumina Inc (a)	5,000	139
			American Public Education Inc (a)	1,200	46
Life Technologies Corp (a)	2,573	99
Novozymes A/S	270	9	Atlantia SpA	6,137	94
Regeneron Pharmaceuticals Inc (a)	1,848	110	Automatic Data Processing Inc	274	14
			Avis Budget Group Inc (a)	37,929	448
United Therapeutics Corp (a)	100	4
Vertex Pharmaceuticals Inc (a)	2,149	62	Benesse Holdings Inc	2,000	91
		$ 1,111	Bureau Veritas SA	11	1
			Capita Group PLC/The	13,999	139
Building Materials - (0.49)%			Career Education Corp (a)	700	5
Asahi Glass Co Ltd	14,000	120	Chemed Corp	200	11
Buzzi Unicem SpA (a)	378	3	Corinthian Colleges Inc (a)	3,600	9
Daikin Industries Ltd	6,200	183	CoStar Group Inc (a)	873	58
Eagle Materials Inc	5,900	137	Cross Country Healthcare Inc (a)	2,198	11
Geberit AG (a)	176	34	Dai Nippon Printing Co Ltd	2,000	20
Holcim Ltd (a)	914	51	Daiseki Co Ltd	900	16
Lafarge SA	9,315	341	Deluxe Corp	1,600	36
Lennox International Inc	1,700	56	Equifax Inc	1,100	41
Martin Marietta Materials Inc	1,700	133	Experian PLC	6,900	92
Masco Corp	13,759	132	FTI Consulting Inc (a)	3,900	167
Rinnai Corp	600	46	G4S PLC	6,119	25
Simpson Manufacturing Co Inc	400	13	Geo Group Inc/The (a)	6,100	108
Taiheiyo Cement Corp	53,000	103	Global Payments Inc	405	18
TOTO Ltd	8,000	65	H&R Block Inc	7,500	118
USG Corp (a)	13,600	133	Hamburger Hafen und Logistik AG	6,167	188
		$ 1,550	Hertz Global Holdings Inc (a)	123,989	1,402
			Intertek Group PLC	4,853	147
Chemicals - (1.08)%			Iron Mountain Inc	5,940	180
Air Liquide SA	230	29	Kamigumi Co Ltd	2,000	16
Air Products & Chemicals Inc	1,685	141	Lender Processing Services Inc	600	11
Air Water Inc	2,000	26	Manpower Inc	1,291	47
Airgas Inc	300	23	Mastercard Inc	300	112
Akzo Nobel NV	96	5	Michael Page International PLC	3,406	21
Ashland Inc	1,200	67	Midas Inc (a)	3,365	28
BASF SE	2,088	153	Moody's Corp	6,600	229
Clariant AG (a)	13,144	129
			Quanta Services Inc (a)	11,832	244
Daicel Corp	2,000	11	Randstad Holding NV	5,235	164
Dow Chemical Co/The	12,900	357	Rent-A-Center Inc/TX	5,200	187
Ecolab Inc	17,087	974	Robert Half International Inc	5,368	142
EI du Pont de Nemours & Co	2,000	95	RR Donnelley & Sons Co	16,250	244
Givaudan SA (a)	134	125
			Securitas AB	3,808	33
HB Fuller Co	200	5	Sodexo	571	41
Hitachi Chemical Co Ltd	3,500	68	Strayer Education Inc	100	10
Huntsman Corp	5,600	61	Toppan Printing Co Ltd	7,000	52
International Flavors & Fragrances Inc	190	10	United Rentals Inc (a)	3,252	92
Intrepid Potash Inc (a)	5,700	132
			Visa Inc	1,500	146
Johnson Matthey PLC	1,726	52	Weight Watchers International Inc	1,200	71
Linde AG	10	2	Western Union Co/The	6,100	107
Lonza Group AG (a)	1,291	79
Mosaic Co/The	500	26			$ 6,062
Nissan Chemical Industries Ltd	9,900	94	Computers - (1.10)%
PPG Industries Inc	600	53	Agilysys Inc (a)	15,842	129
Praxair Inc	800	82	Apple Inc (a)	300	115
Sherwin-Williams Co/The	269	23	Cadence Design Systems Inc (a)	42,445	464
Shin-Etsu Chemical Co Ltd	700	35

See accompanying notes.

49

     Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

Securities Sold Short			COMMON STOCKS (continued)	Shares	Value (000's)

COMMON STOCKS (continued)	Shares	Value (000's)	Electric (continued)
Computers (continued)			DTE Energy Co	1,145	$ 60
Cognizant Technology Solutions Corp (a)	816	$ 55	Duke Energy Corp	60,558	1,262
Computer Sciences Corp	1,140	28	E.ON AG	5,590	138
Diebold Inc	2,700	82	EDF SA	5,497	150
EMC Corp/Massachusetts (a)	10,049	232	Edison International	3,681	145
IBM Corp	100	19	Entergy Corp	100	7
Jack Henry & Associates Inc	1,200	40	Exelon Corp	26,499	1,174
MICROS Systems Inc (a)	410	19	FirstEnergy Corp	4,188	186
NetApp Inc (a)	23,727	874	GDF Suez	672	19
NTT Data Corp	40	124	Great Plains Energy Inc	2,900	61
Obic Co Ltd	100	18	Hokuriku Electric Power Co	2,800	50
Riverbed Technology Inc (a)	4,657	121	International Power PLC	9,288	49
SanDisk Corp (a)	18,253	900	ITC Holdings Corp	500	37
Seagate Technology PLC	13,000	222	Kyushu Electric Power Co Inc	2,600	36
Synopsys Inc (a)	349	10	MDU Resources Group Inc	200	4
TDK Corp	1,300	66	NextEra Energy Inc	4,768	265
Western Digital Corp (a)	600	17	Northeast Utilities	1,601	56
		$ 3,535	NRG Energy Inc (a)	575	11
			NV Energy Inc	11,096	170
Consumer Products - (0.13)%			Ormat Technologies Inc	3,500	67
Avery Dennison Corp	900	24	PG&E Corp	1,546	60
Clorox Co/The	400	26	PPL Corp	3,553	107
Husqvarna AB	34,761	172	Progress Energy Inc	845	46
Jarden Corp	1,900	59	RWE AG	4,915	204
Kimberly-Clark Corp	614	44	SCANA Corp	100	4
Reckitt Benckiser Group PLC	1,704	86	Shikoku Electric Power Co Inc	5,300	148
		$ 411	Southern Co/The	4,000	176
Cosmetics & Personal Care - (0.09)%			TECO Energy Inc	400	8
Avon Products Inc	3,056	52	Terna Rete Elettrica Nazionale SpA	79,631	286
Colgate-Palmolive Co	309	28	Unisource Energy Corp	100	4
Estee Lauder Cos Inc/The	800	94	Westar Energy Inc	3,200	88
L'Oreal SA	62	7			$ 5,916
Oriflame Cosmetics SA	127	4	Electrical Components & Equipment - (0.35)%
Shiseido Co Ltd	4,400	82	Acuity Brands Inc	4,700	236
Unicharm Corp	500	24	AMETEK Inc	743	32
		$ 291	Emerson Electric Co	3,500	183
Distribution & Wholesale - (0.12)%			Energizer Holdings Inc (a)	508	37
Arrow Electronics Inc (a)	965	35	Furukawa Electric Co Ltd	31,000	71
Fastenal Co	2,300	96	GrafTech International Ltd (a)	400	6
LKQ Corp (a)	200	6	GS Yuasa Corp	14,000	80
Sumitomo Corp	7,300	97	Legrand SA	4,267	138
Watsco Inc	400	25	Mabuchi Motor Co Ltd	800	35
WESCO International Inc (a)	2,700	138	Nidec Corp	2,800	256
		$ 397	Schneider Electric SA	119	7
			Vestas Wind Systems A/S (a)	809	11
Diversified Financial Services - (0.44)%			Vossloh AG	424	43
Aeon Credit Service Co Ltd	2,600	40			$ 1,135
American Express Co	2,494	120
Bank of America Corp	3,800	20	Electronics - (0.54)%
Charles Schwab Corp/The	25,306	303	Advantest Corp	2,000	23
Daiwa Securities Group Inc	5,000	17	Agilent Technologies Inc (a)	2,858	107
Franklin Resources Inc	1,100	111	Amphenol Corp	5,689	258
Jefferies Group Inc	4,100	47	Avnet Inc (a)	391	12
JP Morgan Chase & Co	585	18	Benchmark Electronics Inc (a)	1,000	14
Legg Mason Inc	10,900	289	Electrocomponents PLC	25,848	87
Nomura Holdings Inc	3,700	12	FLIR Systems Inc	7,300	196
SLM Corp	7,440	96	Hirose Electric Co Ltd	500	46
T Rowe Price Group Inc	6,200	352	Honeywell International Inc	2,229	121
		$ 1,425	Hoya Corp	300	6
			Ibiden Co Ltd	200	5
Electric - (1.83)%			Itron Inc (a)	301	11
A2A SpA	40,240	42	Jabil Circuit Inc	4,226	86
Ameren Corp	3,404	115	Koninklijke Philips Electronics NV	4,262	87
American Electric Power Co Inc	2,487	99	Mettler-Toledo International Inc (a)	200	32
Black Hills Corp	1,200	39	Minebea Co Ltd	42,000	189
Calpine Corp (a)	6,200	93	Murata Manufacturing Co Ltd	1,900	113
Chubu Electric Power Co Inc	900	17	NGK Insulators Ltd	1,000	11
Chugoku Electric Power Co Inc/The	4,800	82	Thermo Fisher Scientific Inc (a)	100	5
CMS Energy Corp	9,927	208	Watts Water Technologies Inc	3,400	130
Consolidated Edison Inc	1,188	71	Woodward Inc	5,000	211
Dominion Resources Inc/VA	1,400	72

See accompanying notes.

50

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

Securities Sold Short			COMMON STOCKS (continued)	Shares	Value (000's)

COMMON STOCKS (continued)	Shares	Value (000's)	Forest Products & Paper (continued)
Electronics (continued)			International Paper Co	2,300	$ 65
Yokogawa Electric Corp	1,500	$ 14	MeadWestvaco Corp	1,933	58
		$ 1,764	Mondi PLC	1,503	11
			Neenah Paper Inc	4,511	84
Engineering & Construction - (0.17)%			Svenska Cellulosa AB	3,698	55
Acciona SA	795	74			$ 399
ACS Actividades de Construccion y Servicios	1,820	59
SA			Gas - (0.22)%
COMSYS Holdings Corp	1,100	11	AGL Resources Inc	10,348	427
Eiffage SA	7,692	192	CenterPoint Energy Inc	1,117	22
Fraport AG Frankfurt Airport Services	422	24	Centrica PLC	9,418	45
Worldwide			Enagas SA	480	9
Granite Construction Inc	2,100	52	National Grid PLC	202	2
Imtech NV	585	15	Questar Corp	400	8
Jacobs Engineering Group Inc (a)	1,467	61	Sempra Energy	2,996	159
Kyowa Exeo Corp	100	1	Snam Rete Gas SpA	6,268	29
Obrascon Huarte Lain SA	263	7			$ 701
Vinci SA	652	29
		$ 525	Hand & Machine Tools - (0.09)%
			Konecranes OYJ	3,608	78
Entertainment - (0.15)%			Mori Seiki Co Ltd	5,800	56
Bally Technologies Inc (a)	2,600	100	Regal-Beloit Corp	500	26
DreamWorks Animation SKG Inc (a)	1,000	19	Sandvik AB	3,346	43
Ladbrokes PLC	19,796	40	Schindler Holding AG - PC	233	28
Lottomatica SpA (a)	3,375	52	SMC Corp/Japan	300	50
Marriott Vacations Worldwide Corp (a)	395	7			$ 281
Oriental Land Co Ltd/Japan	500	52
Vail Resorts Inc	4,300	191	Healthcare - Products - (0.74)%
			Affymetrix Inc (a)	20,691	94
		$ 461	Alere Inc (a)	1,100	26
Environmental Control - (0.16)%			Baxter International Inc	1,000	52
Kurita Water Industries Ltd	3,900	104	Becton Dickinson and Co	200	15
Republic Services Inc	5,157	142	Boston Scientific Corp (a)	8,600	51
Stericycle Inc (a)	300	24	CareFusion Corp (a)	7,013	174
Waste Management Inc	8,261	258	DENTSPLY International Inc	3,500	126
		$ 528	Hologic Inc (a)	13,383	236
			Hospira Inc (a)	3,564	100
Food - (0.88)%			Intuitive Surgical Inc (a)	100	43
Associated British Foods PLC	5,799	101	Luxottica Group SpA	3,780	108
Campbell Soup Co	300	10	Masimo Corp	3,100	64
Carrefour SA	2,985	80	Medtronic Inc	1,800	66
Casino Guichard Perrachon SA	1,240	110	Patterson Cos Inc	600	18
Colruyt SA	3,046	115	PSS World Medical Inc (a)	2,300	56
Corn Products International Inc	2,585	135	ResMed Inc (a)	2,300	60
CSM	2,868	38	Sonova Holding AG (a)	3,596	377
Dean Foods Co (a)	9,300	95
			St Jude Medical Inc	1,118	43
Delhaize Group SA	149	9	STERIS Corp	800	24
Flowers Foods Inc	4,000	79	Straumann Holding AG	69	12
General Mills Inc	2,689	108	Stryker Corp	1,144	56
Hain Celestial Group Inc (a)	500	19
			Sysmex Corp	800	27
J Sainsbury PLC	18,055	87	Teleflex Inc	400	24
JM Smucker Co/The	248	19	Terumo Corp	2,400	117
Kellogg Co	1,475	72	Varian Medical Systems Inc (a)	200	13
Kewpie Corp	300	4	Volcano Corp (a)	2,100	52
Kikkoman Corp	11,000	122	West Pharmaceutical Services Inc	500	19
Kraft Foods Inc	2,112	76	William Demant Holding A/S (a)	3,814	316
Kroger Co/The	3,028	70	Zimmer Holdings Inc (a)	100	5
McCormick & Co Inc/MD	900	44			$ 2,374
Mitsubishi Corp	400	8
Nichirei Corp	5,000	23	Healthcare - Services - (0.38)%
Nippon Suisan Kaisha Ltd	15,600	53	Amedisys Inc (a)	9,344	111
Nissin Foods Holdings Co Ltd	500	19	AMERIGROUP Corp (a)	4,100	235
Safeway Inc	4,373	87	Centene Corp (a)	1,400	54
Sara Lee Corp	5,699	108	Fresenius Medical Care AG & Co KGaA	3,321	228
Smithfield Foods Inc (a)	36,450	893	HealthSouth Corp (a)	3,200	55
TreeHouse Foods Inc (a)	2,100	138	Laboratory Corp of America Holdings (a)	800	69
United Natural Foods Inc (a)	100	4	LifePoint Hospitals Inc (a)	3,500	137
WM Morrison Supermarkets PLC	19,103	97	Magellan Health Services Inc (a)	200	10
Yakult Honsha Co Ltd	600	18	Quest Diagnostics Inc	3,000	176
		$ 2,841	UnitedHealth Group Inc	3,400	166

Forest Products & Paper - (0.12)%					$ 1,241
Holmen AB	4,560	126

See accompanying notes.

51

     Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

Securities Sold Short			COMMON STOCKS (continued)	Shares	Value (000's)

COMMON STOCKS (continued)	Shares	Value (000's)	Internet (continued)
Holding Companies - Diversified - (0.02)%			Rakuten Inc	92	$ 99
Wendel SA	903	$ 65	United Internet AG	1,644	32
			ValueClick Inc (a)	8,500	132
			VeriSign Inc	24,900	836
Home Builders - (0.51)%			Yahoo Japan Corp	594	188
DR Horton Inc	54,867	653
Lennar Corp	29,794	549			$ 2,802
M/I Homes Inc (a)	1,645	15	Investment Companies - (0.03)%
MDC Holdings Inc	7,225	129	Ares Capital Corp	6,407	100
Persimmon PLC	1,636	13
Pulte Group Inc (a)	14,278	87
Skyline Corp	1,532	9	Iron & Steel - (0.91)%
Toll Brothers Inc (a)	10,273	208	Acerinox SA	4,814	65
		$ 1,663	Allegheny Technologies Inc	13,273	667
			ArcelorMittal	919	17
Home Furnishings - (0.06)%			Cliffs Natural Resources Inc	1,400	95
Matsushita Electric Industrial Co Ltd	2,900	28	Hitachi Metals Ltd	22,000	247
Sharp Corp/Japan	14,000	143	JFE Holdings Inc	9,900	182
Whirlpool Corp	500	25	Nippon Steel Corp	63,000	153
		$ 196	Nisshin Steel Co Ltd	1,000	2
			Nucor Corp	2,898	115
Housewares - (0.03)%			Outokumpu OYJ	15,837	127
Newell Rubbermaid Inc	7,277	111	Rautaruukki OYJ	45,964	447
			Schnitzer Steel Industries Inc	900	42
Insurance - (1.02)%			SSAB AB - A Shares	26,413	240
Admiral Group PLC	13,579	197	Tokyo Steel Manufacturing Co Ltd	2,500	21
Aflac Inc	2,800	122	United States Steel Corp	19,427	530
Alleghany Corp (a)	20	6			$ 2,950
Allianz SE	859	89
Allstate Corp/The	4,001	107	Leisure Products & Services - (0.31)%
American Financial Group Inc/OH	1,580	57	Carnival Corp	8,263	275
American International Group Inc (a)	1,112	26	Carnival PLC	6,743	232
			Harley-Davidson Inc	1,700	63
Amlin PLC	13,230	70	Life Time Fitness Inc (a)	5,900	240
Berkshire Hathaway Inc - Class B (a)	198	16
Chubb Corp/The	200	13	Royal Caribbean Cruises Ltd	700	19
			Shimano Inc	2,500	123
Cincinnati Financial Corp	11,126	330	TUI AG (a)	3,193	18
Everest Re Group Ltd	1,697	149	WMS Industries Inc (a)	1,600	34
Genworth Financial Inc (a)	8,281	55
Hannover Rueckversicherung AG	555	29			$ 1,004
Hartford Financial Services Group Inc	852	15	Lodging - (0.12)%
Loews Corp	1,357	52	Accor SA	1,263	35
Mercury General Corp	1,200	54	Choice Hotels International Inc	100	4
MetLife Inc	8,642	272	Intercontinental Hotels Group PLC	695	12
Muenchener Rueckversicherungs AG	875	110	Las Vegas Sands Corp (a)	200	9
NKSJ Holdings Inc	1,400	28	Marriott International Inc/DE	3,959	121
Old Republic International Corp	28,000	230	MGM Resorts International (a)	2,900	30
Progressive Corp/The	3,800	72	Whitbread PLC	1,068	28
Prudential Financial Inc	5,205	263	Wyndham Worldwide Corp	916	32
Prudential PLC	3,441	34	Wynn Resorts Ltd	900	109
Sony Financial Holdings Inc	3,200	53			$ 380
StanCorp Financial Group Inc	600	21
Standard Life PLC	32,347	103	Machinery - Construction & Mining - (0.14)%
Storebrand ASA	755	4	Atlas Copco AB - A Shares	1,772	38
Swiss Reinsurance Co Ltd (a)	10	—	Caterpillar Inc	1,600	157
Tokio Marine Holdings Inc	1,600	39	Hitachi Construction Machinery Co Ltd	2,400	43
Travelers Cos Inc/The	1,488	83	Komatsu Ltd	6,100	156
			Terex Corp (a)	4,011	61
Tryg A/S	2,571	148
Validus Holdings Ltd	5,014	151			$ 455
Vienna Insurance Group AG Wiener	2,767	99	Machinery - Diversified - (0.57)%
Versicherung Gruppe			AGCO Corp (a)	1,437	66
WR Berkley Corp	2,327	80	Briggs & Stratton Corp	6,500	98
XL Group PLC	6,930	143	Chart Industries Inc (a)	6,183	376
		$ 3,320	Deere & Co	1,871	148
Internet - (0.88)%			Hexagon AB	21,701	331
Amazon.com Inc (a)	302	58	IDEX Corp	2,200	80
Digital River Inc (a)	1,700	27	Kawasaki Heavy Industries Ltd	17,000	44
Equinix Inc (a)	11,939	1,194	Kubota Corp	24,000	217
Expedia Inc	3,800	106	Mitsubishi Heavy Industries Ltd	10,000	42
Iliad SA	372	45	Rheinmetall AG	1,121	55
Kakaku.com Inc	484	19	Roper Industries Inc	2,911	248
Matsui Securities Co Ltd	3,900	18	Weir Group PLC/The	3,902	127
Priceline.com Inc (a)	100	48

See accompanying notes.

52

     Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

Securities Sold Short			COMMON STOCKS (continued)	Shares	Value (000's)

COMMON STOCKS (continued)	Shares	Value (000's)	Miscellaneous Manufacturing (continued)
Machinery - Diversified (continued)			SPX Corp	987	$ 63
Zardoya Otis SA	2,474	$ 35	Textron Inc	12,106	235
		$ 1,867	Trinity Industries Inc	600	17

Media - (0.61)%					$ 2,405
British Sky Broadcasting Group PLC	11,712	141	Office & Business Equipment - (0.19)%
Comcast Corp - Class A	1,327	29	Canon Inc	900	40
Daily Mail & General Trust PLC	13,729	87	Neopost SA	2,302	163
Discovery Communications Inc - A Shares (a)	1,100	46	Pitney Bowes Inc	6,900	129
EW Scripps Co (a)	11,715	100	Ricoh Co Ltd	22,000	198
Factset Research Systems Inc	300	28	Xerox Corp	11,184	91
Gannett Co Inc	19,400	211			$ 621
Informa PLC	14,815	84
John Wiley & Sons Inc	200	10	Oil & Gas - (1.52)%
			Alliance Oil Co Ltd (a)	963	12
Jupiter Telecommunications Co Ltd	14	14
Lagardere SCA	868	21	Anadarko Petroleum Corp	698	57
Liberty Global Inc - A Shares (a)	400	16	Apache Corp	400	40
Mediaset SpA	55,699	165	Berry Petroleum Co	800	35
Modern Times Group AB	1,507	73	BG Group PLC	2,191	47
			Bill Barrett Corp (a)	4,400	172
News Corp - Class A	1,013	18
Sirius XM Radio Inc (a)	384,026	691	BP PLC	8,034	58
Time Warner Inc	2,800	98	Chesapeake Energy Corp	1,791	46
Tokyo Broadcasting System Holdings Inc	1,900	23	Chevron Corp	300	31
			Comstock Resources Inc (a)	12,100	201
UBM PLC	6,997	55	Concho Resources Inc (a)	1,300	132
Walt Disney Co/The	3,033	108
Wolters Kluwer NV	394	7	ConocoPhillips	600	43
			Continental Resources Inc/OK (a)	200	14
		$ 2,025	Denbury Resources Inc (a)	3,345	56
Metal Fabrication & Hardware - (0.28)%			Ensco PLC ADR	100	5
Assa Abloy AB	4,891	120	EOG Resources Inc	1,451	150
Kaydon Corp	1,100	35	EQT Corp	294	18
NSK Ltd	2,000	13	EXCO Resources Inc	12,400	148
NTN Corp	2,000	8	Exxon Mobil Corp	2,500	201
Precision Castparts Corp	718	118	Galp Energia SGPS SA	3,160	53
Tenaris SA	10,948	205	Helmerich & Payne Inc	1,100	63
Vallourec SA	4,468	307	HollyFrontier Corp	4,521	105
Worthington Industries Inc	5,800	102	Inpex Corp	2	13
		$ 908	Japan Petroleum Exploration Co	700	29
			McMoRan Exploration Co (a)	7,500	120
Mining - (0.65)%			Nabors Industries Ltd (a)	5,584	100
Alcoa Inc	133,886	1,342	Noble Corp (a)	5,200	180
Anglo American PLC	1,993	76	Occidental Petroleum Corp	100	10
Antofagasta PLC	7,641	143	Penn Virginia Corp	23,000	122
Compass Minerals International Inc	300	23	Pioneer Natural Resources Co	17,589	1,663
Dowa Holdings Co Ltd	13,000	86	Plains Exploration & Production Co (a)	1,840	65
Eurasian Natural Resources Corp PLC	8,581	90	Quicksilver Resources Inc (a)	5,800	47
Kazakhmys PLC	886	13	Range Resources Corp	2,100	151
Lonmin PLC	5,833	98	Rowan Cos Inc (a)	2,668	90
Norsk Hydro ASA	1,910	9	SandRidge Energy Inc (a)	17,000	125
Sumitomo Metal Mining Co Ltd	5,000	68	Seadrill Ltd	261	9
Titanium Metals Corp	8,700	135	Southwestern Energy Co (a)	400	15
		$ 2,083	Stone Energy Corp (a)	409	12
Miscellaneous Manufacturing - (0.74)%			Sunoco Inc	1,596	62
3M Co	1,000	81	Swift Energy Co (a)	2,700	79
Aalberts Industries NV	8,211	134	Tesoro Corp (a)	5,462	130
Actuant Corp	10,100	231	Transocean Ltd/Switzerland	1,600	69
Alfa Laval AB	4,148	80	Valero Energy Corp	4,444	99
Barnes Group Inc	3,500	87	Williams Cos Inc	1,709	55
Cookson Group PLC	7,119	56			$ 4,932
Danaher Corp	7,731	374	Oil & Gas Services - (0.75)%
Dover Corp	100	6	Atwood Oceanics Inc (a)	600	25
General Electric Co	7,000	111	Bourbon SA	16,430	465
Harsco Corp	1,400	29	CARBO Ceramics Inc	1,500	213
Hexcel Corp (a)	8,900	222
			Dresser-Rand Group Inc (a)	500	26
Illinois Tool Works Inc	500	23	Dril-Quip Inc (a)	100	7
Ingersoll-Rand PLC	7,022	232	Exterran Holdings Inc (a)	17,200	197
Invensys PLC	2,225	7	FMC Technologies Inc (a)	1,200	63
Konica Minolta Holdings Inc	3,500	26	Fred Olsen Energy ASA	1,158	39
Leggett & Platt Inc	3,900	87	Fugro NV	5,397	302
Pentair Inc	1,200	46	Lufkin Industries Inc	200	14
Siemens AG	599	61	National Oilwell Varco Inc	700	50
Smiths Group PLC	13,189	197

See accompanying notes.

53

     Schedule of Investments Global Multi-Strategy Fund November 30, 2011 (unaudited)

Securities Sold Short			COMMON STOCKS (continued)	Shares	Value (000's)

COMMON STOCKS (continued)	Shares	Value (000's)	REITS (continued)
Oil & Gas Services (continued)			Boston Properties Inc	2,118	$ 202
Oil States International Inc (a)	100	$ 8	Corporate Office Properties Trust	598	12
Petroleum Geo-Services ASA (a)	6,537	68	DDR Corp	30,700	359
SBM Offshore NV	1,548	33	Digital Realty Trust Inc	8,445	536
Schlumberger Ltd	1,400	105	Douglas Emmett Inc	8,200	147
Subsea 7 SA (a)	1,760	35	Duke Realty Corp	1,300	15
Superior Energy Services Inc (a)	24,074	715	HCP Inc	3,114	120
Weatherford International Ltd (a)	3,400	52	Health Care REIT Inc	9,552	480
		$ 2,417	Host Hotels & Resorts Inc	54,393	770
			Macerich Co/The	500	25
Packaging & Containers - (0.10)%			ProLogis Inc	11,733	326
Bemis Co Inc	300	9	Regency Centers Corp	1,800	67
Owens-Illinois Inc (a)	1,192	23
			SL Green Realty Corp	10,067	663
Rexam PLC	502	3	Ventas Inc	437	23
Rock-Tenn Co	4,688	273	Vornado Realty Trust	823	62
Toyo Seikan Kaisha Ltd	400	6			$ 3,905
		$ 314
			Retail - (1.60)%
Pharmaceuticals - (1.11)%			ABC-Mart Inc	600	22
Abbott Laboratories	300	16	Abercrombie & Fitch Co	1,703	82
Alkermes PLC (a)	7,400	113
			Aeon Co Ltd	1,300	18
Allergan Inc/United States	1,097	92	Bed Bath & Beyond Inc (a)	168	10
AmerisourceBergen Corp	769	28	Brinker International Inc	2,100	51
Astellas Pharma Inc	2,200	85	CarMax Inc (a)	14,453	416
AstraZeneca PLC	104	5	Casey's General Stores Inc	300	16
BioMarin Pharmaceutical Inc (a)	4,400	152
			Cash America International Inc	3,000	149
Bristol-Myers Squibb Co	5,400	177	Childrens Place Retail Stores Inc/The (a)	1,900	102
Chugai Pharmaceutical Co Ltd	1,000	15	Chipotle Mexican Grill Inc (a)	500	161
Daiichi Sankyo Co Ltd	1,400	25	Costco Wholesale Corp	1,177	100
Dainippon Sumitomo Pharma Co Ltd	6,600	68	CVS Caremark Corp	4,853	188
Eisai Co Ltd	900	35	Darden Restaurants Inc	400	19
Eli Lilly & Co	2,900	110	Dick's Sporting Goods Inc	3,749	147
Express Scripts Inc (a)	14,584	666
			Don Quijote Co Ltd	3,700	128
Galenica AG	65	38	Gap Inc/The	3,400	64
GlaxoSmithKline PLC	2,360	52	H2O Retailing Corp	1,000	7
Grifols SA (a)	15,552	251
			Hennes & Mauritz AB	762	24
Hisamitsu Pharmaceutical Co Inc	1,400	56	Home Depot Inc/The	6,179	243
Johnson & Johnson	500	32	Home Retail Group PLC	25,665	36
Kyowa Hakko Kirin Co Ltd	8,000	95	Isetan Mitsukoshi Holdings Ltd	1,000	10
McKesson Corp	539	44	J Front Retailing Co Ltd	5,000	22
Meda AB	946	9	Jack in the Box Inc (a)	100	2
Merck & Co Inc	6,300	225	JC Penney Co Inc	2,122	68
Mitsubishi Tanabe Pharma Corp	7,400	115	Kingfisher PLC	16,363	66
Mylan Inc/PA (a)	17,846	348
			Kohl's Corp	2,668	143
Novartis AG	1,201	65	Lowe's Cos Inc	2,600	62
Omnicare Inc	1,185	38	Lululemon Athletica Inc (a)	2,300	114
Orion OYJ	571	12	Macy's Inc	4,114	133
Perrigo Co	500	49	Marks & Spencer Group PLC	66,454	346
Pfizer Inc	6,600	133	Marui Group Co Ltd	17,300	127
Shionogi & Co Ltd	3,100	37	McDonald's Corp	300	29
Stada Arzneimittel AG	2,629	73	McDonald's Holdings Co Japan Ltd	2,500	67
Taisho Pharmaceutical Holdings Co Ltd	500	33	Men's Wearhouse Inc	700	19
Takeda Pharmaceutical Co Ltd	2,000	82	Mitchells & Butlers PLC (a)	53,538	193
Tsumura & Co	4,400	122	MSC Industrial Direct Co Inc	300	21
VCA Antech Inc (a)	2,000	39
Viropharma Inc (a)	1,900	46	Next PLC	5,218	221
			Nitori Holdings Co Ltd	2,050	192
		$ 3,581	Nordstrom Inc	2,700	122
Pipelines - (0.03)%			OfficeMax Inc (a)	7,112	33
Energy Transfer Equity LP	1,929	68	O'Reilly Automotive Inc (a)	616	48
Spectra Energy Corp	600	18	Panera Bread Co (a)	100	14
		$ 86	Penske Automotive Group Inc	2,400	49
			Saizeriya Co Ltd	1,800	29
Private Equity - (0.03)%			Shimamura Co Ltd	300	29
Jafco Co Ltd	5,000	93	Signet Jewelers Ltd	642	28
			Sonic Automotive Inc	4,481	66
Real Estate - (0.06)%			Staples Inc	4,349	63
Forest City Enterprises Inc (a)	15,500	188	Target Corp	3,131	165
			Tiffany & Co	1,400	94
			TJX Cos Inc	300	19
REITS - (1.21)%			Travis Perkins PLC	4,976	65
Alexandria Real Estate Equities Inc	1,109	73	Urban Outfitters Inc (a)	14,100	380
AvalonBay Communities Inc	200	25

See accompanying notes.

54

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2011 (unaudited)

Securities Sold Short			COMMON STOCKS (continued)	Shares	Value (000's)

COMMON STOCKS (continued)	Shares	Value (000's)	Software (continued)
Retail (continued)			Take-Two Interactive Software Inc (a)	1,500	$ 21
Walgreen Co	592	$ 20	Temenos Group AG (a)	18,606	312
Wal-Mart Stores Inc	1,600	94	UBISOFT Entertainment (a)	1,401	10
Williams-Sonoma Inc	893	34	VeriFone Systems Inc (a)	425	19
Yum! Brands Inc	365	20			$ 2,322

		$ 5,190	Telecommunications - (0.96)%
Savings & Loans - (0.05)%			ADTRAN Inc	4,000	132
Astoria Financial Corp	3,300	25	American Tower Corp (a)	400	24
Hudson City Bancorp Inc	15,800	88	Anixter International Inc (a)	1,100	68
New York Community Bancorp Inc	3,500	42	Arris Group Inc (a)	1,100	12
		$ 155	CenturyLink Inc	1,200	45
			Ciena Corp (a)	34,251	415
Semiconductors - (1.37)%			Corning Inc	1,200	16
Altera Corp	2,193	83	Crown Castle International Corp (a)	1,200	51
Broadcom Corp	1,079	33	Elisa OYJ	7,980	174
Cree Inc (a)	9,086	225
DSP Group Inc (a)	14,271	84	France Telecom SA	1,462	25
Elpida Memory Inc (a)	4,700	23	Frontier Communications Corp	18,860	108
Integrated Device Technology Inc (a)	13,785	80	Harris Corp	8,100	288
			Hikari Tsushin Inc	1,400	36
Intel Corp	4,200	105	Inmarsat PLC	3,613	25
Intersil Corp	2,134	23	JDS Uniphase Corp (a)	890	9
KLA-Tencor Corp	600	28	Juniper Networks Inc (a)	6,520	148
Linear Technology Corp	400	12	Koninklijke KPN NV	1,916	23
LSI Corp (a)	14,013	79
			Leap Wireless International Inc (a)	32,300	293
MEMC Electronic Materials Inc (a)	29,700	124
			Motorola Solutions Inc	850	40
Microchip Technology Inc	39,079	1,364	NeuStar Inc (a)	200	7
Micron Technology Inc (a)	37,410	224
Microsemi Corp (a)	3,700	66	Nokia OYJ	8,743	50
NVIDIA Corp (a)	1,600	25	Plantronics Inc	5,300	183
			Polycom Inc (a)	1,652	28
Power Integrations Inc	3,600	126	Portugal Telecom SGPS SA	17,101	106
Qualcomm Inc	2,295	126	RF Micro Devices Inc (a)	7,481	47
Rambus Inc (a)	5,400	43
			SBA Communications Corp (a)	2,900	118
Rohm Co Ltd	500	24	Tekelec (a)	3,902	43
Rovi Corp (a)	5,300	147
Silicon Laboratories Inc (a)	2,300	99	Telekom Austria AG	9,580	111
			Telenet Group Holding NV (a)	2,720	102
Skyworks Solutions Inc (a)	7,391	121
			Telephone & Data Systems Inc	1,300	35
Sumco Corp	8,400	71	Virgin Media Inc	5,200	115
Texas Instruments Inc	5,300	159	Vodafone Group PLC	105	—
Xilinx Inc	27,778	909	Windstream Corp	16,649	196
		$ 4,403			$ 3,073

Shipbuilding - 0.00%			Textiles - (0.05)%
Mitsui Engineering & Shipbuilding Co Ltd	6,000	9	Cintas Corp	200	6
			Mohawk Industries Inc (a)	3,147	172
Software - (0.71)%					$ 178
ACI Worldwide Inc (a)	1,777	53
Activision Blizzard Inc	2,300	29	Toys, Games & Hobbies - 0.00%
Adobe Systems Inc (a)	2,200	60	Mattel Inc	100	3
Akamai Technologies Inc (a)	200	6
Allscripts Healthcare Solutions Inc (a)	1,049	20	Transportation - (0.43)%
ANSYS Inc (a)	1,262	78	Bristow Group Inc	1,600	74
Ariba Inc (a)	400	12	CH Robinson Worldwide Inc	1,300	89
BMC Software Inc (a)	1,633	58	D/S Norden A/S	2,492	66
CA Inc	4,186	88	Expeditors International of Washington Inc	200	9
Cerner Corp (a)	800	49	FedEx Corp	400	33
Citrix Systems Inc (a)	1,038	74	Firstgroup PLC	4,466	23
Concur Technologies Inc (a)	4,700	222	Genesee & Wyoming Inc (a)	1,700	104
Electronic Arts Inc (a)	9,010	209	Hankyu Hanshin Holdings Inc	15,000	61
Fair Isaac Corp	200	7	Hitachi Transport System Ltd	500	9
Fidelity National Information Services Inc	600	15	JB Hunt Transport Services Inc	400	18
Intuit Inc	900	48	Kansas City Southern (a)	500	34
Mantech International Corp	1,300	44	Keikyu Corp	3,000	26
MSCI Inc (a)	800	27	Keio Corp	4,000	27
Nomura Research Institute Ltd	1,300	29	Kirby Corp (a)	1,500	96
Nuance Communications Inc (a)	3,700	91	Knight Transportation Inc	6,500	97
Oracle Corp	6,074	191	Koninklijke Vopak NV	962	53
Oracle Corp Japan	4,600	154	Mitsui OSK Lines Ltd	25,000	80
Parametric Technology Corp (a)	1,400	29	Nippon Express Co Ltd	8,000	30
Quality Systems Inc	1,600	57	Nippon Yusen KK	13,000	29
Sage Group PLC	5,542	26	Odakyu Electric Railway Co Ltd	1,000	10
Salesforce.com Inc (a)	2,400	284

See accompanying notes.

55

		Schedule of Investments
		Global Multi-Strategy Fund
		November 30, 2011 (unaudited)

Securities Sold Short
COMMON STOCKS (continued)	Shares	Value (000's)

Transportation (continued)
PostNL NV	26,311	$ 91
Tidewater Inc	2,300	116
Union Pacific Corp	300	31
United Parcel Service Inc	2,300	165
		$ 1,371

Trucking & Leasing - (0.03)%
GATX Corp	2,100	90

Water - (0.04)%
Pennon Group PLC	2,016	23
Severn Trent PLC	2,934	71
Suez Environnement Co	755	10
Veolia Environnement	1,342	17
		$ 121
TOTAL COMMON STOCKS (proceeds $103,389)		$ 102,354

All dollar amounts are shown in thousands (000's)

(a) Non-Income Producing Security

See accompanying notes.

56

Schedule of Investments
International Equity Index Fund
November 30, 2011 (unaudited)

COMMON STOCKS - 99.14%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Advertising - 0.27%			Automobile Parts & Equipment (continued)
Dentsu Inc	9,900	$ 288	Continental AG (a)	4,367	$ 310
Hakuhodo DY Holdings Inc	1,270	70	Denso Corp	26,500	759
JCDecaux SA (a)	3,629	94	GKN PLC	84,772	260
Publicis Groupe SA	6,799	325	JTEKT Corp	12,100	119
WPP PLC	69,079	726	Koito Manufacturing Co Ltd	5,000	69
		$ 1,503	NGK Spark Plug Co Ltd	9,000	115
			NHK Spring Co Ltd	8,000	73
Aerospace & Defense - 0.61%			NOK Corp	5,700	100
BAE Systems PLC	186,544	805	Nokian Renkaat OYJ	6,007	199
Cobham PLC	62,129	173	Pirelli & C SpA	12,984	123
Elbit Systems Ltd	1,284	53	Stanley Electric Co Ltd	7,900	117
European Aeronautic Defence and Space Co	22,297	669	Sumitomo Electric Industries Ltd	41,200	447
NV			Sumitomo Rubber Industries Ltd	9,300	112
Finmeccanica SpA	22,090	96	Toyoda Gosei Co Ltd	3,500	61
Rolls-Royce Holdings PLC (a)	102,190	1,175
			Toyota Boshoku Corp	3,600	40
Safran SA	9,105	270	Toyota Industries Corp	9,800	274
Thales SA	5,433	172			$ 4,933
		$ 3,413
			Banks - 11.88%
Agriculture - 1.66%			Alpha Bank AE (a)	27,704	26
British American Tobacco PLC	108,504	5,035	Aozora Bank Ltd	32,000	86
Golden Agri-Resources Ltd	364,000	206	Australia & New Zealand Banking Group Ltd	141,743	3,012
Imperial Tobacco Group PLC	55,600	2,000	Banca Carige SpA	35,284	70
Japan Tobacco Inc	246	1,181	Banca Monte dei Paschi di Siena SpA	234,301	79
Swedish Match AB	11,626	381	Banco Bilbao Vizcaya Argentaria SA	236,018	1,988
Wilmar International Ltd	105,000	426	Banco Comercial Portugues SA (a)	177,035	30
		$ 9,229	Banco de Sabadell SA	60,696	203
Airlines - 0.16%			Banco Espirito Santo SA	28,656	44
Air France-KLM (a)	7,374	43	Banco Popolare SC	96,259	116
All Nippon Airways Co Ltd	45,000	136	Banco Popular Espanol SA	53,006	226
Cathay Pacific Airways Ltd	64,000	116	Banco Santander SA	460,696	3,458
Deutsche Lufthansa AG	12,498	162	Bank Hapoalim BM	57,823	199
International Consolidated Airlines Group SA	50,636	119	Bank Leumi Le-Israel BM	64,345	188
(a)			Bank of Cyprus PLC	46,407	33
Qantas Airways Ltd (a)	60,582	97	Bank of East Asia Ltd	84,200	291
Singapore Airlines Ltd	29,000	237	Bank of Kyoto Ltd/The	18,000	157
		$ 910	Bank of Yokohama Ltd/The	67,000	320
			Bankia SA (a)	47,285	236
Apparel - 0.34%			Bankinter SA	11,629	65
Adidas AG	11,420	805	Barclays PLC	632,001	1,821
Asics Corp	8,200	98	Bendigo and Adelaide Bank Ltd	20,050	190
Burberry Group PLC	23,791	477	BNP Paribas	52,341	2,084
Christian Dior SA	2,976	386	BOC Hong Kong Holdings Ltd	202,000	462
Yue Yuen Industrial Holdings Ltd	40,500	118	CaixaBank	40,799	209
		$ 1,884	Chiba Bank Ltd/The	42,000	274
Automobile Manufacturers - 3.01%			Chugoku Bank Ltd/The	9,000	124
			Commerzbank AG (a)	195,321	367
Bayerische Motoren Werke AG	18,072	1,370
Daihatsu Motor Co Ltd	10,000	175	Commonwealth Bank of Australia	85,075	4,260
Daimler AG	49,441	2,249	Credit Agricole SA	52,436	337
			Credit Suisse Group AG (a)	62,278	1,503
Fiat Industrial SpA (a)	41,736	374
			Danske Bank A/S (a)	35,600	497
Fiat SpA	41,749	216
Fuji Heavy Industries Ltd	32,000	185	DBS Group Holdings Ltd	95,000	945
Hino Motors Ltd	14,000	86	Deutsche Bank AG	50,735	1,982
			Dexia SA (a)	31,915	16
Honda Motor Co Ltd	89,000	2,824

Isuzu Motors Ltd	65,000	307	DNB ASA	53,343	546
Mazda Motor Corp	83,000	152	EFG Eurobank Ergasias SA (a)	18,109	12
Mitsubishi Motors Corp (a)	212,000	256	Erste Group Bank AG	10,321	179
Nissan Motor Co Ltd	135,700	1,246	Fukuoka Financial Group Inc	42,000	173
Peugeot SA	8,304	156	Gunma Bank Ltd/The	21,000	119
Renault SA	10,492	393	Hachijuni Bank Ltd/The	23,000	136
Scania AB	17,467	268	Hang Seng Bank Ltd	41,700	513
Suzuki Motor Corp	18,400	392	Hiroshima Bank Ltd/The	27,000	129
Toyota Motor Corp	150,600	4,959	Hokuhoku Financial Group Inc	68,000	133
Volkswagen AG	1,610	245	HSBC Holdings PLC	972,529	7,586
Volvo AB - B Shares	75,321	866	Intesa Sanpaolo SpA	549,970	914
			Intesa Sanpaolo SpA - RSP	50,898	66
		$ 16,719	Israel Discount Bank Ltd (a)	43,143	64
Automobile Parts & Equipment - 0.89%			Iyo Bank Ltd/The	13,000	129
Aisin Seiki Co Ltd	10,500	317	Joyo Bank Ltd/The	36,000	157
Bridgestone Corp	35,500	823	Julius Baer Group Ltd (a)	11,279	404
Cie Generale des Etablissements Michelin	9,640	615	KBC Groep NV	8,792	98

See accompanying notes.

57

Schedule of Investments
International Equity Index Fund
November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Banks (continued)			Building Materials (continued)
Lloyds Banking Group PLC (a)	2,250,743	$ 881	Rinnai Corp	1,800	$ 137
Mediobanca SpA	28,202	182	Sika AG	112	210
Mitsubishi UFJ Financial Group Inc	695,200	3,045	TOTO Ltd	16,000	130
Mizrahi Tefahot Bank Ltd	6,735	56			$ 5,898
Mizuho Financial Group Inc	1,245,000	1,639
National Australia Bank Ltd	118,437	2,966	Chemicals - 3.71%
National Bank of Greece SA (a)	52,186	139	Air Liquide SA	15,476	1,958
Natixis	47,621	138	Air Water Inc	8,000	105
Nishi-Nippon City Bank Ltd/The	37,000	109	Akzo Nobel NV	12,645	640
Nordea Bank AB	143,593	1,143	Arkema SA	3,021	220
Oversea-Chinese Banking Corp Ltd	137,000	873	Asahi Kasei Corp	69,000	419
Pohjola Bank PLC	7,540	75	BASF SE	50,133	3,662
Raiffeisen Bank International AG	2,668	63	Bayer AG	45,137	2,970
Resona Holdings Inc	103,000	461	Brenntag AG	1,827	175
Royal Bank of Scotland Group PLC (a)	959,275	319	Daicel Corp	16,000	90
Seven Bank Ltd	29,000	57	Denki Kagaku Kogyo KK	26,000	102
			Givaudan SA (a)	454	422
Shinsei Bank Ltd	75,000	76
Shizuoka Bank Ltd/The	32,000	332	Hitachi Chemical Co Ltd	5,700	110
Skandinaviska Enskilda Banken AB	76,990	449	Incitec Pivot Ltd	88,901	308
Societe Generale SA	34,631	846	Israel Chemicals Ltd	24,259	261
Standard Chartered PLC	129,766	2,825	Johnson Matthey PLC	11,718	353
Sumitomo Mitsui Financial Group Inc	73,300	2,039	JSR Corp	9,800	191
Sumitomo Mitsui Trust Holdings Inc	170,440	522	K+S AG	9,402	512
Suruga Bank Ltd	10,000	92	Kaneka Corp	15,000	81
Svenska Handelsbanken AB	26,712	705	Kansai Paint Co Ltd	12,000	114
Swedbank AB	44,184	591	Koninklijke DSM NV	8,417	410
UBS AG (a)	198,649	2,446	Kuraray Co Ltd	18,800	270
UniCredit SpA	736,433	769	Lanxess AG	4,541	255
Unione di Banche Italiane SCPA	43,359	177	Linde AG	9,229	1,422
			Lonza Group AG (a)	2,744	168
United Overseas Bank Ltd	69,000	837
Westpac Banking Corp	164,276	3,589	Mitsubishi Chemical Holdings Corp	74,000	430
Wing Hang Bank Ltd	9,500	78	Mitsubishi Gas Chemical Co Inc	21,000	125
Yamaguchi Financial Group Inc	12,000	115	Mitsui Chemicals Inc	45,000	146
		$ 65,890	Nitto Denko Corp	9,000	374
			Shin-Etsu Chemical Co Ltd	22,400	1,126
Beverages - 2.15%			Showa Denko KK	82,000	167
Anheuser-Busch InBev NV	43,815	2,620	Solvay SA	3,236	304
Asahi Group Holdings Ltd	21,100	468	Sumitomo Chemical Co Ltd	86,000	329
Carlsberg A/S	5,839	430	Syngenta AG	5,164	1,520
Coca Cola Hellenic Bottling Co SA (a)	10,002	153	Taiyo Nippon Sanso Corp	14,000	102
Coca-Cola Amatil Ltd	31,030	379	Tosoh Corp	28,000	82
Coca-Cola West Co Ltd	3,300	56	Ube Industries Ltd/Japan	55,000	156
Diageo PLC	136,650	2,927	Wacker Chemie AG	854	82
Foster's Group Ltd	105,639	589	Yara International ASA	10,345	421
Heineken Holding NV	6,289	252			$ 20,582
Heineken NV	14,148	662
Kirin Holdings Co Ltd	45,000	549	Commercial Services - 1.39%
Pernod-Ricard SA	10,817	1,021	Abertis Infraestructuras SA	21,178	338
			Adecco SA (a)	7,231	314
SABMiller PLC	51,988	1,836
		$ 11,942	Aggreko PLC	14,519	433
			Atlantia SpA	17,202	265
Biotechnology - 0.24%			Babcock International Group PLC	19,597	224
CSL Ltd	28,724	936	Benesse Holdings Inc	3,800	172
Novozymes A/S	12,585	404	Brambles Ltd	80,748	604
		$ 1,340	Bunzl PLC	18,031	236
			Bureau Veritas SA	2,982	221
Building Materials - 1.06%			Capita Group PLC/The	33,471	332
Asahi Glass Co Ltd	55,000	471	Dai Nippon Printing Co Ltd	31,000	304
Boral Ltd	39,842	148	Edenred	8,631	230
Cie de St-Gobain	21,731	921	Experian PLC	54,754	728
Cimpor Cimentos de Portugal SGPS SA	11,004	77	G4S PLC	76,996	310
CRH PLC	39,105	747	Intertek Group PLC	8,741	265
Daikin Industries Ltd	12,800	377	Kamigumi Co Ltd	13,000	107
Fletcher Building Ltd	37,039	175	Randstad Holding NV	6,529	204
Geberit AG (a)	2,066	396
			Secom Co Ltd	11,500	519
HeidelbergCement AG	7,676	324	Securitas AB	17,091	151
Holcim Ltd (a)	13,390	750
			Serco Group PLC	26,931	208
Imerys SA	1,854	94	SGS SA	299	506
James Hardie Industries SE (a)	23,870	172
			Sodexo	5,146	374
JS Group Corp	14,500	275	Toppan Printing Co Ltd	31,000	229
Lafarge SA	10,945	400
Nippon Sheet Glass Co Ltd	49,000	94

See accompanying notes.

58

Schedule of Investments
International Equity Index Fund
November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Commercial Services (continued)			Electric (continued)
Transurban Group	70,914	$ 416	EDP - Energias de Portugal SA	104,174	$ 334
		$ 7,690	Electric Power Development Co Ltd	6,400	161
			Enel SpA	359,285	1,531
Computers - 0.35%			Fortum OYJ	24,245	558
AtoS	2,701	132	GDF Suez	67,577	1,895
Cap Gemini SA	8,077	307	Hokkaido Electric Power Co Inc	10,000	135
Computershare Ltd	24,264	204	Hokuriku Electric Power Co	9,200	166
Fujitsu Ltd	102,000	543	Iberdrola SA	215,468	1,436
Indra Sistemas SA	5,375	76	International Power PLC	83,407	441
Itochu Techno-Solutions Corp	1,600	69	Kansai Electric Power Co Inc/The	41,000	614
NTT Data Corp	69	214	Kyushu Electric Power Co Inc	22,000	305
Otsuka Corp	900	62	Origin Energy Ltd	58,100	876
TDK Corp	6,700	342	Power Assets Holdings Ltd	75,500	566
		$ 1,949	Public Power Corp SA	6,332	36
Consumer Products - 0.42%			Red Electrica Corporacion SA	5,907	260
Henkel AG & Co KGaA	7,090	346	RWE AG	22,855	947
Husqvarna AB	24,119	120	Shikoku Electric Power Co Inc	10,000	280
Reckitt Benckiser Group PLC	33,784	1,714	SP AusNet	76,283	75
Societe BIC SA	1,590	141	SSE PLC	51,142	1,059
		$ 2,321	Terna Rete Elettrica Nazionale SpA	65,827	236
			Tohoku Electric Power Co Inc	24,700	257
Cosmetics & Personal Care - 0.57%			Tokyo Electric Power Co Inc/The	78,900	299
Beiersdorf AG	5,502	315	Verbund AG	3,717	99
Kao Corp	28,700	760			$ 17,797
L'Oreal SA	13,122	1,420
Shiseido Co Ltd	19,600	364	Electrical Components & Equipment - 1.04%
Unicharm Corp	6,200	294	Bekaert SA	2,125	85
		$ 3,153	Brother Industries Ltd	12,900	174
			Casio Computer Co Ltd	12,900	80
Distribution & Wholesale - 0.98%			Furukawa Electric Co Ltd	35,000	80
Hitachi High-Technologies Corp	3,400	75	GS Yuasa Corp	19,000	109
ITOCHU Corp	82,200	835	Hitachi Ltd	247,000	1,371
Jardine Cycle & Carriage Ltd	6,000	220	Legrand SA	10,778	349
Li & Fung Ltd	310,000	644	Mabuchi Motor Co Ltd	1,300	58
Marubeni Corp	90,000	556	Mitsubishi Electric Corp	105,000	994
Mitsui & Co Ltd	94,800	1,496	Nidec Corp	5,900	539
Sojitz Corp	68,300	107	Prysmian SpA	11,116	152
Sumitomo Corp	61,400	820	Schneider Electric SA	26,720	1,519
Toyota Tsusho Corp	11,600	195	Ushio Inc	5,700	86
Wolseley PLC	15,547	466	Vestas Wind Systems A/S (a)	11,119	150
		$ 5,414			$ 5,746

Diversified Financial Services - 1.05%			Electronics - 1.15%
Aeon Credit Service Co Ltd	4,300	66	Advantest Corp	8,200	92
ASX Ltd	9,559	303	Hamamatsu Photonics KK	3,700	136
Credit Saison Co Ltd	8,100	148	Hirose Electric Co Ltd	1,700	157
Daiwa Securities Group Inc	91,000	306	Hoya Corp	23,700	505
Deutsche Boerse AG (a)	10,644	653	Ibiden Co Ltd	6,600	156
GAM Holding AG (a)	11,279	132	Keyence Corp	2,300	589
Hong Kong Exchanges and Clearing Ltd	55,900	923	Koninklijke Philips Electronics NV	55,073	1,120
ICAP PLC	30,627	171	Kyocera Corp	8,400	754
Investec PLC	26,389	150	Minebea Co Ltd	19,000	86
London Stock Exchange Group PLC	8,139	111	Murata Manufacturing Co Ltd	11,100	658
Macquarie Group Ltd	18,932	474	NEC Corp	142,000	305
Man Group PLC	102,910	231	NGK Insulators Ltd	14,000	154
Mitsubishi UFJ Lease & Finance Co Ltd	3,180	122	Nippon Electric Glass Co Ltd	22,000	227
Nomura Holdings Inc	192,900	641	Omron Corp	11,100	238
Old Mutual PLC	301,731	539	Toshiba Corp	220,000	1,017
ORIX Corp	5,720	483	Yaskawa Electric Corp	12,000	103
Schroders PLC	6,168	130	Yokogawa Electric Corp	11,700	111
Singapore Exchange Ltd	47,000	231			$ 6,408
		$ 5,814
			Energy - Alternate Sources - 0.05%
Electric - 3.21%			EDP Renovaveis SA (a)	11,903	69
A2A SpA	59,851	63	Enel Green Power SpA	95,520	214
AGL Energy Ltd	25,180	376			$ 283
Chubu Electric Power Co Inc	37,200	708
Chugoku Electric Power Co Inc/The	16,200	278	Engineering & Construction - 1.35%
CLP Holdings Ltd	105,000	933	ABB Ltd (a)	119,652	2,268
Contact Energy Ltd (a)	19,490	82	Acciona SA	1,388	129
E.ON AG	98,299	2,433	ACS Actividades de Construccion y Servicios	7,729	251
EDF SA	13,119	358	SA

See accompanying notes.

59

Schedule of Investments
International Equity Index Fund
November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Engineering & Construction (continued)			Food (continued)
Aeroports de Paris	1,891	$ 138	Unilever NV - CVA	88,915	$ 3,028
Aker Solutions ASA	8,973	105	Unilever PLC	70,055	2,353
Auckland International Airport Ltd	50,533	94	WM Morrison Supermarkets PLC	121,682	617
Balfour Beatty PLC	37,472	148	Woolworths Ltd	66,396	1,709
Bouygues SA	10,287	335	Yakult Honsha Co Ltd	5,300	163
Chiyoda Corp	9,000	100	Yamazaki Baking Co Ltd	7,000	93
Eiffage SA	2,211	55			$ 31,487
Ferrovial SA	20,019	248
Fomento de Construcciones y Contratas SA	2,779	72	Food Service - 0.17%
Fraport AG Frankfurt Airport Services	2,006	114	Compass Group PLC	103,409	959
Worldwide
Hochtief AG	2,312	133	Forest Products & Paper - 0.26%
JGC Corp	11,000	277	Holmen AB	2,883	80
Kajima Corp	46,000	139	Nippon Paper Group Inc	5,400	116
Kinden Corp	7,000	58	OJI Paper Co Ltd	46,000	229
Koninklijke Boskalis Westminster NV	3,858	130	Stora Enso OYJ	31,755	199
Leighton Holdings Ltd	8,266	178	Svenska Cellulosa AB	31,509	469
Obayashi Corp	35,000	147	UPM-Kymmene OYJ	28,382	332
SembCorp Industries Ltd	54,000	182			$ 1,425
Shimizu Corp	32,000	132
Singapore Technologies Engineering Ltd	83,000	176	Gas - 1.05%
Skanska AB	21,828	340	Centrica PLC	281,859	1,340
Taisei Corp	56,000	145	Enagas SA	9,773	183
Vinci SA	24,278	1,085	Gas Natural SDG SA	17,609	307
WorleyParsons Ltd	10,553	290	Hong Kong & China Gas Co Ltd	258,770	601
		$ 7,469	National Grid PLC	191,657	1,884
			Osaka Gas Co Ltd	102,000	389
Entertainment - 0.17%			Snam Rete Gas SpA	87,716	407
OPAP SA	12,188	109	Toho Gas Co Ltd	23,000	137
Oriental Land Co Ltd/Japan	2,700	281	Tokyo Gas Co Ltd	139,000	596
Sankyo Co Ltd	2,900	145			$ 5,844
TABCORP Holdings Ltd	37,385	111
Tatts Group Ltd	71,978	173	Hand & Machine Tools - 0.38%
Toho Co Ltd/Tokyo	6,200	107	Fuji Electric Co Ltd	31,000	92
		$ 926	Makita Corp	6,100	213
			Sandvik AB	55,038	706
Environmental Control - 0.03%			Schindler Holding AG - PC	2,653	319
Kurita Water Industries Ltd	6,200	166	Schindler Holding AG - REG	1,175	143
			SMC Corp/Japan	2,900	482
Food - 5.68%			THK Co Ltd	6,600	133
Ajinomoto Co Inc	36,000	431			$ 2,088
Aryzta AG	4,612	223	Healthcare - Products - 0.83%
Associated British Foods PLC	19,445	339	Cie Generale d'Optique Essilor International	10,975	785
Carrefour SA	31,518	839	SA
Casino Guichard Perrachon SA	3,021	269	Cochlear Ltd	3,097	183
Colruyt SA	4,134	157	Coloplast A/S	1,243	190
Danone	31,875	2,104	Fresenius SE & Co KGaA	6,207	598
Delhaize Group SA	5,543	327	Getinge AB	10,925	282
Distribuidora Internacional de Alimentacion	31,518	142	Luxottica Group SpA	6,370	182
SA (a)			QIAGEN NV (a)	12,755	189
J Sainsbury PLC	66,514	319	Shimadzu Corp	13,000	106
Jeronimo Martins SGPS SA	12,022	219	Smith & Nephew PLC	48,710	445
Kerry Group PLC	7,664	286	Sonova Holding AG (a)	2,682	281
Kesko OYJ	3,652	129	Straumann Holding AG	428	75
Kikkoman Corp	9,000	100	Synthes Inc (b)	3,564	590
Koninklijke Ahold NV	63,419	807	Sysmex Corp	3,900	134
Lindt & Spruengli AG	6	212	Terumo Corp	9,200	448
Lindt & Spruengli AG - PC	49	150	William Demant Holding A/S (a)	1,274	106
MEIJI Holdings Co Ltd	3,800	165			$ 4,594
Metcash Ltd	41,966	176
Metro AG	7,076	349	Healthcare - Services - 0.21%
Mitsubishi Corp	76,700	1,586	Fresenius Medical Care AG & Co KGaA	11,400	782
Nestle SA	189,130	10,615	Ramsay Health Care Ltd	7,170	139
Nippon Meat Packers Inc	9,000	113	Sonic Healthcare Ltd	20,142	244
Nisshin Seifun Group Inc	10,500	126			$ 1,165
Nissin Foods Holdings Co Ltd	3,200	123	Holding Companies - Diversified - 1.05%
Olam International Ltd	73,000	136	Exor SpA	3,499	75
Parmalat SpA	18,972	39	GEA Group AG	9,531	282
Suedzucker AG	3,617	115	Groupe Bruxelles Lambert SA	4,404	314
Tesco PLC	439,326	2,805	Hutchison Whampoa Ltd	116,000	1,017
Toyo Suisan Kaisha Ltd	5,000	123

See accompanying notes.

60

Schedule of Investments
International Equity Index Fund
November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Holding Companies - Diversified (continued)			Internet (continued)
Industrivarden AB	6,426	$ 78	Yahoo Japan Corp	794	$ 251
Keppel Corp Ltd	78,200	581			$ 1,533
LVMH Moet Hennessy Louis Vuitton SA	13,833	2,178
Noble Group Ltd	210,000	195	Investment Companies - 0.31%
NWS Holdings Ltd	73,500	105	Cheung Kong Infrastructure Holdings Ltd	25,000	140
Swire Pacific Ltd	39,500	482	Delek Group Ltd	248	46
Wendel SA	1,792	129	Eurazeo	1,677	70
Wharf Holdings Ltd	83,000	406	Hutchison Port Holdings Trust	285,000	174
		$ 5,842	Investor AB	24,862	464
			Israel Corp Ltd/The	126	83
Home Builders - 0.14%			Kinnevik Investment AB	11,225	229
Daiwa House Industry Co Ltd	26,000	315	Pargesa Holding SA	1,475	106
Sekisui Chemical Co Ltd	24,000	180	Ratos AB	10,458	122
Sekisui House Ltd	31,000	272	Resolution Ltd	80,030	297
		$ 767			$ 1,731

Home Furnishings - 0.53%			Iron & Steel - 1.54%
Electrolux AB	13,116	228	Acerinox SA	5,443	74
Matsushita Electric Industrial Co Ltd	120,500	1,156	ArcelorMittal	46,860	882
Sharp Corp/Japan	55,000	561	BlueScope Steel Ltd	186,553	76
Sony Corp	54,800	1,010	Daido Steel Co Ltd	15,000	98
		$ 2,955	Fortescue Metals Group Ltd	67,978	339
			Hitachi Metals Ltd	9,000	101
Insurance - 4.29%			JFE Holdings Inc	25,200	464
Admiral Group PLC	11,068	160	Kobe Steel Ltd	136,000	217
Aegon NV (a)	93,811	409
			Nippon Steel Corp	279,000	677
Ageas	120,768	213	Nisshin Steel Co Ltd	38,000	55
AIA Group Ltd	460,200	1,446	OneSteel Ltd	73,038	65
Allianz SE	24,775	2,575	Outokumpu OYJ	6,993	56
AMP Ltd	153,472	680	Rautaruukki OYJ	4,594	45
Assicurazioni Generali SpA	63,734	1,058	Rio Tinto PLC	77,816	4,097
Aviva PLC	156,267	767	Salzgitter AG	2,132	111
AXA SA	94,983	1,375	SSAB AB - A Shares	8,542	78
Baloise Holding AG	2,593	184	Sumitomo Metal Industries Ltd	184,000	324
CNP Assurances	8,108	109	ThyssenKrupp AG	21,062	544
Dai-ichi Life Insurance Co Ltd/The	491	548	Voestalpine AG	5,998	174
Delta Lloyd NV	5,487	97	Yamato Kogyo Co Ltd	2,300	64
Gjensidige Forsikring ASA	10,917	126			$ 8,541
Hannover Rueckversicherung AG	3,291	172
ING Groep NV (a)	209,065	1,631	Leisure Products & Services - 0.22%
Insurance Australia Group Ltd	113,480	344	Carnival PLC	9,999	344
Legal & General Group PLC	320,422	535	Sega Sammy Holdings Inc	11,600	237
Mapfre SA	41,103	138	Shimano Inc	4,100	202
MS&AD Insurance Group Holdings	31,100	611	TUI AG (a)	8,243	46
Muenchener Rueckversicherungs AG	10,287	1,300	Tui Travel PLC	27,461	75
NKSJ Holdings Inc	20,450	404	Yamaha Corp	8,600	84
Prudential PLC	139,061	1,369	Yamaha Motor Co Ltd	15,300	213
QBE Insurance Group Ltd	59,640	854			$ 1,201
RSA Insurance Group PLC	192,361	328
Sampo OYJ	22,928	599	Lodging - 0.52%
SCOR SE	9,222	220	Accor SA	8,050	225
Sony Financial Holdings Inc	9,500	157	City Developments Ltd	27,000	209
Standard Life PLC	127,071	405	Crown Ltd	24,837	215
			Echo Entertainment Group Ltd (a)	37,385	144
Suncorp Group Ltd	70,227	612	Galaxy Entertainment Group Ltd (a)	68,000	135
Swiss Life Holding AG (a)	1,664	174
			Genting Singapore PLC (a)	333,000	405
Swiss Re AG (a)	19,222	1,017
T&D Holdings Inc	31,600	308	Intercontinental Hotels Group PLC	15,844	275
			Sands China Ltd (a)	131,600	392
Tokio Marine Holdings Inc	39,500	960
Tryg A/S	1,396	81	Shangri-La Asia Ltd	76,166	142
Vienna Insurance Group AG Wiener	2,096	75	SJM Holdings Ltd	90,000	155
Versicherung Gruppe			Sky City Entertainment Group Ltd	31,492	84
Zurich Financial Services (a)	7,949	1,751	Whitbread PLC	9,670	251
			Wynn Macau Ltd (a)	84,800	249
		$ 23,792
					$ 2,881
Internet - 0.28%
Dena Co Ltd	5,400	167	Machinery - Construction & Mining - 0.47%
Gree Inc	5,000	168	Atlas Copco AB - A Shares	36,653	786
Iliad SA	1,045	128	Atlas Copco AB - B Shares	21,299	406
Rakuten Inc	396	425	Hitachi Construction Machinery Co Ltd	5,900	105
SBI Holdings Inc/Japan	1,224	100	Komatsu Ltd	51,800	1,326
Trend Micro Inc	5,700	175			$ 2,623
United Internet AG	6,141	119

See accompanying notes.

61

Schedule of Investments
International Equity Index Fund
November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Machinery - Diversified - 1.09%			Mining (continued)
Alstom SA	11,249	$ 390	Rio Tinto Ltd	23,785	$ 1,620
Amada Co Ltd	19,000	118	Sumitomo Metal Mining Co Ltd	29,000	391
FANUC Corp	10,500	1,725	Umicore SA	6,222	268
Hexagon AB	13,832	211	Vedanta Resources PLC	6,527	109
IHI Corp	72,000	169	Xstrata PLC	113,275	1,819
Japan Steel Works Ltd/The	17,000	114			$ 22,750
Kawasaki Heavy Industries Ltd	78,000	203
Kone OYJ	8,499	479	Miscellaneous Manufacturing - 1.36%
Kubota Corp	63,000	570	Alfa Laval AB	18,429	355
MAN SE	3,463	300	FUJIFILM Holdings Corp	25,300	614
Metso OYJ	6,975	279	Invensys PLC	44,199	142
Mitsubishi Heavy Industries Ltd	166,000	697	Konica Minolta Holdings Inc	26,000	197
Nabtesco Corp	5,200	114	Nikon Corp	18,600	435
Sumitomo Heavy Industries Ltd	30,000	183	Olympus Corp	11,800	159
Weir Group PLC/The	11,534	375	Orkla ASA	42,122	321
Zardoya Otis SA	8,011	113	Siemens AG	44,910	4,545
		$ 6,040	Smiths Group PLC	21,407	320
			Sulzer AG	1,309	146
Media - 0.81%			Wartsila OYJ Abp	9,151	301
Axel Springer AG	2,160	97			$ 7,535
British Sky Broadcasting Group PLC	62,189	749
Fairfax Media Ltd	121,958	108	Office & Business Equipment - 0.60%
ITV PLC	201,667	206	Canon Inc	61,900	2,777
Jupiter Telecommunications Co Ltd	95	92	Neopost SA	1,760	125
Kabel Deutschland Holding AG (a)	4,912	273	Ricoh Co Ltd	37,000	334
Lagardere SCA	6,442	157	Seiko Epson Corp	7,100	99
Mediaset Espana Comunicacion SA	8,883	53			$ 3,335
Mediaset SpA	38,685	114	Oil & Gas - 7.72%
Metropole Television SA	3,168	47	BG Group PLC	184,993	3,968
Modern Times Group AB	2,636	128	BP PLC	1,030,140	7,461
Pearson PLC	44,395	806	Cairn Energy PLC (a)	76,461	329
Reed Elsevier NV	37,544	443	Caltex Australia Ltd	7,369	100
Reed Elsevier PLC	66,374	552	Cosmo Oil Co Ltd	32,000	89
Sanoma OYJ	4,443	54	ENI SpA	131,175	2,778
Singapore Press Holdings Ltd	84,000	259	Essar Energy PLC (a)	17,786	65
Societe Television Francaise 1	6,407	66	Galp Energia SGPS SA	12,628	211
Wolters Kluwer NV	16,302	284	Idemitsu Kosan Co Ltd	1,200	128
		$ 4,488	Inpex Corp	120	810
Metal Fabrication & Hardware - 0.40%			Japan Petroleum Exploration Co	1,600	66
Assa Abloy AB	17,148	422	JX Holdings Inc	122,630	780
Maruichi Steel Tube Ltd	2,600	57	Neste Oil OYJ	6,998	88
NSK Ltd	24,000	159	OMV AG	8,932	297
NTN Corp	26,000	103	Repsol YPF SA	43,315	1,308
Sims Metal Management Ltd	8,969	122	Royal Dutch Shell PLC - A Shares	196,231	6,863
SKF AB	21,305	456	Royal Dutch Shell PLC - B Shares	147,145	5,302
Tenaris SA	25,775	483	Santos Ltd	51,579	721
Vallourec SA	6,116	420	Seadrill Ltd	17,929	626
		$ 2,222	Showa Shell Sekiyu KK	10,300	69
			Statoil ASA	60,916	1,575
Mining - 4.10%			TonenGeneral Sekiyu KK	15,000	171
Alumina Ltd	133,193	194	Total SA	115,863	5,978
Anglo American PLC	72,188	2,756	Transocean Ltd/Switzerland	17,443	760
Antofagasta PLC	21,524	402	Tullow Oil PLC	48,569	1,062
BHP Billiton Ltd	175,291	6,568	Woodside Petroleum Ltd	34,638	1,207
BHP Billiton PLC	116,716	3,589			$ 42,812
Boliden AB	14,929	216
Eramet	289	38	Oil & Gas Services - 0.47%
Eurasian Natural Resources Corp PLC	14,058	148	Amec PLC	18,118	248
			Cie Generale de Geophysique-Veritas (a)	7,873	182
Fresnillo PLC	9,787	265
Glencore International PLC	45,344	284	Fugro NV	3,724	208
Iluka Resources Ltd	22,854	369	Petrofac Ltd	14,153	324
Kazakhmys PLC	11,686	170	Saipem SpA	14,452	647
Lonmin PLC	8,842	149	SBM Offshore NV	9,206	198
			Subsea 7 SA (a)	15,362	304
Lynas Corp Ltd (a)	92,932	125
Mitsubishi Materials Corp	61,000	172	Technip SA	5,416	516
Newcrest Mining Ltd	41,778	1,524			$ 2,627
Norsk Hydro ASA	50,820	245	Packaging & Containers - 0.16%
Orica Ltd	19,826	530	Amcor Ltd/Australia	66,996	512
OZ Minerals Ltd	17,677	200	Rexam PLC	47,867	260
Paladin Energy Ltd (a)	41,038	70
Randgold Resources Ltd	4,970	529

See accompanying notes.

62

Schedule of Investments
International Equity Index Fund
November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Packaging & Containers (continued)			Real Estate (continued)
Toyo Seikan Kaisha Ltd	8,300	$ 116	Sun Hung Kai Properties Ltd	77,000	$ 957
		$ 888	Tokyu Land Corp	23,000	90
			UOL Group Ltd	25,000	84
Pharmaceuticals - 7.26%			Wheelock & Co Ltd	50,000	134
Actelion Ltd (a)	6,040	211
Alfresa Holdings Corp	2,100	77			$ 7,804
Astellas Pharma Inc	24,300	937	REITS - 1.37%
AstraZeneca PLC	75,265	3,467	Ascendas Real Estate Investment Trust	97,000	156
Celesio AG	4,642	74	British Land Co PLC	46,006	359
Chugai Pharmaceutical Co Ltd	12,200	186	Capital Shopping Centres Group PLC	30,486	154
Daiichi Sankyo Co Ltd	36,800	664	CapitaMall Trust	104,000	144
Dainippon Sumitomo Pharma Co Ltd	8,700	90	CFS Retail Property Trust	100,746	195
Eisai Co Ltd	13,800	533	Corio NV	3,274	146
Elan Corp PLC (a)	27,220	296	Dexus Property Group	264,129	239
GlaxoSmithKline PLC	281,625	6,241	Fonciere Des Regions	1,499	100
Grifols SA (a)	7,559	122	Gecina SA	1,196	103
Hisamitsu Pharmaceutical Co Inc	3,400	136	Goodman Group	383,439	242
Kyowa Hakko Kirin Co Ltd	14,000	166	GPT Group	96,216	316
Medipal Holdings Corp	8,000	79	Hammerson PLC	38,875	240
Merck KGaA	3,527	351	ICADE	1,273	102
Miraca Holdings Inc	3,000	115	Japan Prime Realty Investment Corp	37	90
Mitsubishi Tanabe Pharma Corp	12,300	191	Japan Real Estate Investment Corp	25	207
Novartis AG	127,385	6,879	Japan Retail Fund Investment Corp	102	156
Novo Nordisk A/S	23,212	2,635	Klepierre	5,693	165
Ono Pharmaceutical Co Ltd	4,500	234	Land Securities Group PLC	42,179	456
Orion OYJ	5,150	105	Link REIT/The	122,000	439
Otsuka Holdings Co Ltd	13,700	376	Mirvac Group	186,506	249
Roche Holding AG	38,348	6,100	Nippon Building Fund Inc	30	275
Sanofi-Aventis SA	60,856	4,257	Nomura Real Estate Office Fund Inc	15	77
Santen Pharmaceutical Co Ltd	4,000	151	Segro PLC	40,482	144
Shionogi & Co Ltd	16,300	192	Stockland	130,073	466
Shire PLC	30,692	1,032	Unibail-Rodamco SE	5,009	934
Suzuken Co Ltd	3,800	98	Westfield Group	119,730	1,034
Taisho Pharmaceutical Holdings Co Ltd	2,000	134	Westfield Retail Trust	158,370	423
Takeda Pharmaceutical Co Ltd	43,100	1,770			$ 7,611
Teva Pharmaceutical Industries Ltd	51,306	2,034
Tsumura & Co	3,300	92	Retail - 2.41%
UCB SA	5,505	230	ABC-Mart Inc	1,400	52
		$ 40,255	Aeon Co Ltd	32,800	448
			Autogrill SpA	6,249	65
Private Equity - 0.03%			Cie Financiere Richemont SA	28,492	1,546
3i Group PLC	52,984	159	Citizen Holdings Co Ltd	14,300	84
			Esprit Holdings Ltd	66,900	96
			FamilyMart Co Ltd	3,500	140
Publicly Traded Investment Fund - 4.19%			Fast Retailing Co Ltd	2,900	471
iShares MSCI EAFE Index Fund	452,867	23,228	Harvey Norman Holdings Ltd	28,992	65
			Hennes & Mauritz AB	55,810	1,773
Real Estate - 1.41%			Inditex SA	11,908	1,013
Aeon Mall Co Ltd	4,000	93	Isetan Mitsukoshi Holdings Ltd	20,500	201
CapitaLand Ltd	140,000	284	J Front Retailing Co Ltd	26,000	115
CapitaMalls Asia Ltd	74,000	75	Kingfisher PLC	129,033	520
Cheung Kong Holdings Ltd	76,000	870	Lawson Inc	3,300	195
Daito Trust Construction Co Ltd	4,000	357	Lifestyle International Holdings Ltd	32,000	75
Fraser and Neave Ltd	50,000	254	Marks & Spencer Group PLC	86,519	450
Global Logistic Properties Ltd (a)	100,000	145	Marui Group Co Ltd	12,200	89
Hang Lung Group Ltd	48,000	257	McDonald's Holdings Co Japan Ltd	3,600	97
Hang Lung Properties Ltd	134,000	406	Next PLC	9,476	401
Henderson Land Development Co Ltd	51,000	254	Nitori Holdings Co Ltd	2,050	192
Hopewell Holdings Ltd	31,000	81	Pandora A/S	3,197	33
Hysan Development Co Ltd	35,000	113	PPR	4,154	622
IMMOFINANZ AG	51,297	159	Seven & I Holdings Co Ltd	41,100	1,148
Keppel Land Ltd	40,000	77	Shimamura Co Ltd	1,200	114
Kerry Properties Ltd	39,000	136	Swatch Group AG/The - BR	1,683	656
Lend Lease Group	29,604	228	Swatch Group AG/The - REG	2,370	167
Mitsubishi Estate Co Ltd	68,000	1,135	Takashimaya Co Ltd	14,000	100
Mitsui Fudosan Co Ltd	46,000	746	USS Co Ltd	1,200	104
New World Development Co Ltd	196,000	168	Wesfarmers Ltd	54,867	1,762
Nomura Real Estate Holdings Inc	5,200	81	Wesfarmers Ltd - PPS	8,290	268
NTT Urban Development Corp	63	43	Yamada Denki Co Ltd	4,480	324
Sino Land Co Ltd	158,400	200			$ 13,386
Sumitomo Realty & Development Co Ltd	19,000	377

See accompanying notes.

63

Schedule of Investments
International Equity Index Fund
November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Semiconductors - 0.61%			Telecommunications (continued)
ARM Holdings PLC	73,477	$ 691	Telefonica SA	224,205	$ 4,210
ASM Pacific Technology Ltd	10,800	120	Telekom Austria AG	18,135	210
ASML Holding NV	23,541	929	Telenor ASA	40,722	697
Elpida Memory Inc (a)	14,100	70	TeliaSonera AB	118,175	806
Infineon Technologies AG	59,318	493	Telstra Corp Ltd	237,713	781
Renewable Energy Corp ASA (a)	27,214	18	Vivendi SA	67,554	1,558
Rohm Co Ltd	5,300	254	Vodafone Group PLC	2,798,699	7,576
STMicroelectronics NV	34,783	221			$ 36,262
Sumco Corp	6,300	53
Tokyo Electron Ltd	9,400	514	Textiles - 0.14%
		$ 3,363	Teijin Ltd	51,000	156
			Toray Industries Inc	80,000	600
Shipbuilding - 0.06%					$ 756
Cosco Corp Singapore Ltd	55,000	39
Mitsui Engineering & Shipbuilding Co Ltd	39,000	60	Toys, Games & Hobbies - 0.18%
SembCorp Marine Ltd	46,000	138	Namco Bandai Holdings Inc	10,700	154
Yangzijiang Shipbuilding Holdings Ltd	105,000	76	Nintendo Co Ltd	5,400	822
		$ 313			$ 976

Software - 0.77%			Transportation - 1.58%
Amadeus IT Holding SA	15,880	269	AP Moller - Maersk A/S - A shares	30	196
Dassault Systemes SA	3,299	270	AP Moller - Maersk A/S - B shares	72	494
Konami Corp	5,100	153	Asciano Ltd	159,716	260
Nomura Research Institute Ltd	5,500	121	Central Japan Railway Co	82	657
Oracle Corp Japan	2,100	71	ComfortDelGro Corp Ltd	103,000	115
Sage Group PLC	72,189	330	Deutsche Post AG	46,194	698
SAP AG	50,223	3,007	DSV A/S	11,135	217
Square Enix Holdings Co Ltd	3,500	72	East Japan Railway Co	18,600	1,139
		$ 4,293	Groupe Eurotunnel SA	28,826	219
			Kawasaki Kisen Kaisha Ltd	40,000	70
Storage & Warehousing - 0.01%			Keikyu Corp	26,000	228
Mitsubishi Logistics Corp	6,000	62	Keio Corp	32,000	217
			Keisei Electric Railway Co Ltd	15,000	105
Telecommunications - 6.54%			Kintetsu Corp	89,000	330
Alcatel-Lucent/France (a)	126,648	212	Koninklijke Vopak NV	3,838	211
Belgacom SA	8,303	264	Kuehne + Nagel International AG	2,947	360
			Mitsui OSK Lines Ltd	63,000	200
Bezeq The Israeli Telecommunication Corp	95,850	181	MTR Corp	79,000	261
Ltd
BT Group PLC	423,738	1,268	Neptune Orient Lines Ltd/Singapore	49,000	41
Cellcom Israel Ltd	2,986	52	Nippon Express Co Ltd	46,000	174
Chorus Ltd (a)	21,011	54	Nippon Yusen KK	84,000	187
Deutsche Telekom AG	153,316	1,991	Odakyu Electric Railway Co Ltd	34,000	322
			Orient Overseas International Ltd	12,000	55
Elisa OYJ	7,717	168	PostNL NV	18,488	64
Eutelsat Communications SA	5,407	210
Foxconn International Holdings Ltd (a)	118,000	75	QR National Ltd	93,228	333
			TNT Express NV	19,231	139
France Telecom SA	101,206	1,747	Tobu Railway Co Ltd	56,000	284
Hellenic Telecommunications Organization	13,377	57
SA			Tokyu Corp	62,000	299
			Toll Holdings Ltd	36,823	184
Inmarsat PLC	25,204	174	West Japan Railway Co	9,300	384
KDDI Corp	159	1,053
Koninklijke KPN NV	83,417	1,021	Yamato Holdings Co Ltd	21,700	348
Millicom International Cellular SA	4,167	453			$ 8,791
Mobistar SA	1,638	90	Water - 0.20%
NICE Systems Ltd (a)	3,300	111	Severn Trent PLC	12,963	315
Nippon Telegraph & Telephone Corp	26,100	1,287	Suez Environnement Co	14,701	187
Nokia OYJ	204,411	1,181	United Utilities Group PLC	37,209	368
NTT DoCoMo Inc	834	1,474	Veolia Environnement	19,071	244
Partner Communications Co Ltd	4,672	45			$ 1,114
PCCW Ltd	218,000	80	TOTAL COMMON STOCKS		$ 549,877
Portugal Telecom SGPS SA	36,701	227	PREFERRED STOCKS - 0.50%	Shares Held	Value (000's)
SES SA	16,358	403
Singapore Telecommunications Ltd	435,000	1,060	Automobile Manufacturers - 0.37%
Softbank Corp	47,300	1,598	Bayerische Motoren Werke AG	2,849	150
StarHub Ltd	33,000	74	Porsche Automobil Holding SE	8,358	512
Swisscom AG	1,272	480	Volkswagen AG	7,894	1,364
TDC A/S	20,264	168			$ 2,026
Tele2 AB	17,304	345	Consumer Products - 0.10%
Telecom Corp of New Zealand Ltd	105,054	166	Henkel AG & Co KGaA	9,725	579
Telecom Italia SpA	512,293	580
Telecom Italia SpA - RSP	328,924	321
Telefonaktiebolaget LM Ericsson	164,382	1,754

See accompanying notes.

64

Schedule of Investments
International Equity Index Fund
November 30, 2011 (unaudited)

Portfolio Summary (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)	Country	Percent
			Japan	20 .53%
Electric - 0.01%			United Kingdom	18 .62%
RWE AG	2,129 $	79	Australia	8 .50%
			Switzerland	8 .36%
			France	8 .35%
Media - 0.02%			Germany	7 .83%
ProSiebenSat.1 Media AG	4,180	83	Netherlands	4 .68%
			United States	4 .66%
TOTAL PREFERRED STOCKS		$ 2,767	Spain	3 .10%
	Maturity		Sweden	2 .79%
REPURCHASE AGREEMENTS - 0.34%	Amount (000's)	Value (000's)	Hong Kong	2 .55%
Banks - 0.34%			Italy	2 .14%
Investment in Joint Trading Account; Credit	$ 436	$ 436	Singapore	1 .59%
Suisse Repurchase Agreement; 0.10%			Denmark	1 .03%
dated 11/30/11 maturing 12/01/11			Belgium	0 .91%
(collateralized by US Government			Finland	0 .87%
Securities; $444,383; 4.38% - 8.00%; dated			Norway	0 .73%
11/15/21 - 02/15/40)			Ireland	0 .71%
Investment in Joint Trading Account; Deutsche	790	790	Israel	0 .62%
Bank Repurchase Agreement; 0.11% dated			Luxembourg	0 .40%
11/30/11 maturing 12/01/11 (collateralized			Austria	0 .22%
by US Government Securities; $805,444;			Portugal	0 .21%
0.00% - 5.87%; dated 03/23/12 - 10/15/29)			New Zealand	0 .12%
Investment in Joint Trading Account; JP	136	136	Bermuda	0 .11%
Morgan Repurchase Agreement; 0.05%			Macao	0 .11%
dated 11/30/11 maturing 12/01/11			Greece	0 .10%
(collateralized by US Government Security;			Mexico	0 .05%
$138,870; 1.38%; dated 11/30/15)			Guernsey	0 .05%
Investment in Joint Trading Account; Merrill	549	549	China	0 .02%
Lynch Repurchase Agreement; 0.09%			Cyprus	0 .01%
dated 11/30/11 maturing 12/01/11			Mauritius	0 .01%
(collateralized by US Government			Other Assets in Excess of Liabilities, Net	0 .02%
Securities; $560,093; 0.20% - 5.38%; dated			TOTAL NET ASSETS	100.00%
01/12/12 - 11/09/26)
$ 1,911
TOTAL REPURCHASE AGREEMENTS		$ 1,911
Total Investments		$ 554,555
Other Assets in Excess of Liabilities, Net - 0.02%		$ 121
TOTAL NET ASSETS - 100.00%		$ 554,676

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $590 or 0.11% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 36,695
Unrealized Depreciation		(70,671)
Net Unrealized Appreciation (Depreciation)	$ (33,976)
Cost for federal income tax purposes	$ 588,531

All dollar amounts are shown in thousands (000's)

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; December 2011	Long	28 $	1,945	$ 2,030	$ 85
Total					$ 85
All dollar amounts are shown in thousands (000's)

See accompanying notes.

65

     Schedule of Investments Preferred Securities Fund November 30, 2011 (unaudited)

COMMON STOCKS - 0.09%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)

Publicly Traded Investment Fund - 0.09%			Banks (continued)
BlackRock Preferred Income Strategies Fund	201,483	$ 1,959	Wachovia Capital Trust IX	685,800	$ 17,145
Inc			Wells Fargo Capital IX	441,941	11,053
Flaherty & Crumrine/Claymore Preferred	33,584	575	Wells Fargo Capital VII	316,539	7,945
Securities Income Fund Inc			Wells Fargo Capital XI	19,800	500
Flaherty & Crumrine/Claymore Total Return	22,538	408			$ 442,841
Fund Inc
		$ 2,942	Diversified Financial Services - 6.81%
TOTAL COMMON STOCKS		$ 2,942	Ameriprise Financial Inc	1,164,255	32,308
			Citigroup Capital IX	457,069	9,781
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital VII	448,700	10,885
0.54%	Shares Held Value (000's)		Citigroup Capital VIII	190,879	4,543
Banks - 0.43%			Citigroup Capital X	340,281	7,326
Bank of America Corp	3,820	2,961	Citigroup Capital XI	340,800	7,361
Wells Fargo & Co	10,360	10,919	Citigroup Capital XII	142,400	3,589
		$ 13,880	Citigroup Capital XIII	269,399	6,916
			Citigroup Capital XV	2,700	60
Electric - 0.11%			Citigroup Capital XVI	113,016	2,493
Calenergy Capital Trust III	75,000	3,675	Citigroup Capital XVII	9,000	199
			Corporate-Backed Trust Certificates 6.00%;	170,000	3,648
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 17,555	Series GS
PREFERRED STOCKS - 52.08%	Shares Held	Value (000's)	Corporate-Backed Trust Certificates 6.00%;	5,233	129
Banks - 13.73%			Series PRU
ABN AMRO North America Capital Funding	5,200	3,086	Corporate-Backed Trust Certificates 6.25%;	14,400	370
Trust I (a)			Series BMY
BAC Capital Trust V	66,100	1,292	Corporate-Backed Trust Certificates 6.30%;	7,100	158
BAC Capital Trust VIII	162,900	3,188	Series GS
BAC Capital Trust X	49,300	990	Credit Suisse AG/Guernsey	1,513,192	38,465
Bank of America Corp 6.38%; Series 3	26,378	508	General Electric Capital Corp 6.00%	76,700	1,957
Bank of America Corp 6.63%; Series I	203,384	4,078	General Electric Capital Corp 6.05%	91,349	2,330
Bank of America Corp 8.20%; Series H	25,080	553	JP Morgan Chase Capital XI	695,214	17,380
Bank One Capital VI	334,809	8,507	JP Morgan Chase Capital XXIX	213,800	5,439
Barclays Bank PLC 7.10%	1,020,235	20,588	Merrill Lynch Capital Trust I	331,100	6,652
Barclays Bank PLC 7.75%	644,829	13,993	Merrill Lynch Capital Trust II	134,361	2,694
Barclays Bank PLC 8.13%	288,639	6,552	Merrill Lynch Preferred Capital Trust III	5,800	122
BB&T Capital Trust V	901,000	23,714	Merrill Lynch Preferred Capital Trust IV	91,500	1,977
BNY Capital V	17,671	448	Merrill Lynch Preferred Capital Trust V	138,300	2,985
CoBank ACB 11.00%; Series C (a)	202,000	10,561	Morgan Stanley Capital Trust III	350,200	7,053
CoBank ACB 11.00%; Series D	115,000	6,239	Morgan Stanley Capital Trust IV	513,971	10,685
CoBank ACB 7.00% (a)	70,000	3,181	Morgan Stanley Capital Trust V	422,449	8,525
Countrywide Capital V	209,500	4,207	Morgan Stanley Capital Trust VI	329,481	7,008
Countrywide Financial Corp	679,219	13,802	Morgan Stanley Capital Trust VII	204,653	4,392
Deutsche Bank Capital Funding Trust IX	18,350	370	Morgan Stanley Capital Trust VIII	97,460	2,070
Deutsche Bank Capital Funding Trust VIII	397,803	7,690	National City Capital Trust IV	29,500	762
Deutsche Bank Capital Funding Trust X	349,285	7,730	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	399
Deutsche Bank Contingent Capital Trust II	2,104,172	40,968	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,270
Deutsche Bank Contingent Capital Trust III	531,600	11,902	PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600	892
Deutsche Bank Contingent Capital Trust V	22,700	547	PreferredPlus TR-CCR1 6.00%; Series GSG1	14,291	323
Fifth Third Capital Trust V	100,500	2,518	SATURNS 2004-04	128,336	2,780
Fifth Third Capital Trust VI	314,171	7,901	SATURNS 2004-06	174,400	3,750
Fleet Capital Trust IX	108,900	2,171	SATURNS 2004-2	7,900	178
Fleet Capital Trust VIII	138,422	2,976			$ 219,854
HSBC Holdings PLC 6.20%	1,074,600	25,146	Electric - 4.32%
HSBC Holdings PLC 8.00%	568,600	14,670	Alabama Power Co	89,000	2,461
HSBC USA Inc	185,900	8,405	Alabama Power Co Series 2007B	41,503	1,105
HSBC USA Inc 6.50%	231,200	5,662	Dominion Resources Inc/VA	1,182,653	34,723
KeyCorp Capital X	36,858	943	Entergy Arkansas Inc	35,863	958
Lloyds Banking Group PLC	31,900	814	Entergy Louisiana LLC	3,369	92
M&T Capital Trust IV	381,400	9,966	Entergy Mississippi Inc	17,012	457
National City Capital Trust III	129,600	3,280	Entergy Texas Inc	952,117	27,497
PNC Capital Trust D	511,980	12,840	Georgia Power Co 6.50%	77,300	8,464
PNC Capital Trust E	740,482	19,075	Georgia Power Co 8.20%	205,258	6,242
PNC Financial Services Group Inc	158,677	4,340	Gulf Power Co 6.00%	60,914	6,097
Royal Bank of Scotland Group PLC 5.75%;	578,400	8,450	Gulf Power Co 6.45%	4,600	488
Series L			NextEra Energy Capital Holdings Inc	463,970	13,339
Santander Finance Preferred SAU	2,093,315	54,866	PPL Capital Funding Inc	424,759	11,209
SunTrust Capital IX	317,000	8,052	SCANA Corp	20,135	576
USB Capital VIII	45,599	1,155	Xcel Energy Inc	924,089	25,708
USB Capital X	216,756	5,460			$ 139,416
USB Capital XI	154,836	3,914
USB Capital XII	351,778	8,900	Insurance - 8.12%
			AAG Holding Co Inc 7.50%	129	3

See accompanying notes.

66

Schedule of Investments
Preferred Securities Fund
November 30, 2011 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)

Insurance (continued)			REITS (continued)
Aegon NV 4.00%	66,900	$ 1,103	Public Storage Inc 6.35%; Series R	746,444	$ 19,743
Aegon NV 6.375%	525,207	10,399	Public Storage Inc 6.45%; Series F	307,037	7,774
Aegon NV 6.50%	246,558	4,907	Public Storage Inc 6.45%; Series X	226,545	5,743
Allianz SE	1,026,282	25,625	Public Storage Inc 6.50%; Series Q	29,946	800
Arch Capital Group Ltd 7.88%	114,787	2,898	Public Storage Inc 6.50%; Series W	389,125	9,884
Arch Capital Group Ltd 8.00%	465,588	11,765	Public Storage Inc 6.60%; Series C	162,434	4,134
Axis Capital Holdings Ltd 7.25%	3,482	88	Public Storage Inc 6.63%; Series M	18,318	465
Axis Capital Holdings Ltd 7.50%	333,000	30,979	Public Storage Inc 6.75%; Series E	37,927	969
Berkley W R Capital Trust	760,429	19,117	Public Storage Inc 6.75%; Series L	320,931	8,181
Delphi Financial Group Inc 7.38%	525,261	12,212	Public Storage Inc 6.85%; Series Y	98,900	2,791
Everest Re Capital Trust II	363,515	9,015	Public Storage Inc 6.88%	4,900	135
ING Groep NV 6.13%	69,248	1,125	Public Storage Inc 7.00%; Series N	25,581	666
ING Groep NV 6.20%	30,250	499	Realty Income Corp - Series D	327,210	8,318
ING Groep NV 6.38%	849,100	13,917	Regency Centers Corp 6.70%	255,610	6,324
ING Groep NV 7.05%	945,438	16,895	Regency Centers Corp 7.25%	259,717	6,503
ING Groep NV 7.20%	166,345	3,111	Regency Centers Corp 7.45%	274,441	7,017
ING Groep NV 7.38%	850,500	15,887	Vornado Realty LP	1,445,611	39,335
ING Groep NV 8.50%	74,700	1,623	Vornado Realty Trust - Series F	419,925	10,683
Markel Corp	150,737	3,802	Vornado Realty Trust - Series G	7,850	197
PartnerRe Ltd 6.50%	201,976	5,015	Vornado Realty Trust - Series H	112,700	2,808
PartnerRe Ltd 6.75%	114,928	2,843	Vornado Realty Trust - Series I	116,293	2,881
PartnerRe Ltd 7.25%	11,415	298	Vornado Realty Trust - Series J	174,963	4,528
PLC Capital Trust III	27,969	699	Wachovia Corp 7.25%	392,654	10,166
PLC Capital Trust IV	50,282	1,270	Weingarten Realty Investors 6.50%	803,368	19,289
PLC Capital Trust V	266,500	6,583	Weingarten Realty Investors 6.95%	204,100	5,100
Protective Life Corp	564,179	14,155	Weingarten Realty Investors 8.10%	1,814,746	43,009
Prudential Financial Inc	682,818	18,286			$ 418,914
Prudential PLC 6.50%	96,549	2,452
Prudential PLC 6.75%	170,992	4,314	Sovereign - 0.85%
RenaissanceRe Holdings Ltd - Series C	244,277	5,821	Farm Credit Bank/Texas	23,800	27,310
RenaissanceRe Holdings Ltd - Series D	608,200	14,962
Torchmark Capital Trust III	9,215	233	Telecommunications - 3.20%
		$ 261,901	Centaur Funding Corp (a),(b)	2,950	1,695
			Centaur Funding Corp 9.08% (a)	21,543	23,940
Media - 1.92%			Qwest Corp 7.50%	953,711	24,501
CBS Corp 6.75%	776,000	20,013	Qwest Corp 7.38%	370,100	9,426
Comcast Corp 6.63%	852,687	22,008
Comcast Corp 7.00%; Series B	261,572	6,631	Telephone & Data Systems Inc 6.63%	360,987	9,144
			Telephone & Data Systems Inc 6.88%	1,400	36
Viacom Inc	526,466	13,240	Telephone & Data Systems Inc 7.00%	1,210,811	31,275
		$ 61,892	United States Cellular Corp	125,584	3,222
Oil & Gas - 0.14%					$ 103,239
Nexen Inc	178,790	4,522	TOTAL PREFERRED STOCKS		$ 1,679,889
				Principal
REITS - 12.99%			BONDS - 44.54%	Amount (000's)	Value (000's)
CommonWealth REIT 7.50%	318,430	6,617	Banks - 12.53%
CommonWealth REIT - Series C	783,595	18,712	Abbey National Capital Trust I
CommonWealth REIT - Series E	174,921	4,237	8.96%, 12/31/2049	$ 9,647	$ 8,682
DDR Corp - Series I	70,000	1,707	ABN Amro North American Holding Preferred
Digital Realty Trust Inc	592,335	15,022	Capital Repackage Trust I
Duke Realty Corp 6.50%	288,100	6,955	6.52%, 12/29/2049(a),(c)	28,250	20,764
Duke Realty Corp 6.60%	81,400	1,985	Agfirst Farm Credit Bank
Duke Realty Corp 6.63%	261,100	6,311	7.30%, 12/31/2049(a),(d)	1,850	1,862
Duke Realty Corp 6.95%	733,511	18,521	BAC Capital Trust XIII
Harris Preferred Capital Corp	72,900	1,849	0.75%, 12/31/2049(c)	5,000	3,062
HCP Inc	1,813	46	BankAmerica Institutional Capital A
Kimco Realty Corp 6.65%	81,650	2,038	8.07%, 12/31/2026(a)	20,500	18,860
Kimco Realty Corp 6.90%	352,226	9,478	BankAmerica Institutional Capital B
Kimco Realty Corp 7.75%	1,693,705	43,511	7.70%, 12/31/2026(a)	6,760	6,118
ProLogis Inc - Series L	153,100	3,665	BankBoston Capital Trust IV
ProLogis Inc - Series M	50,200	1,204	0.94%, 06/08/2028(c)	5,000	3,518
ProLogis Inc - Series P	79,009	1,960	Barclays Bank PLC
ProLogis Inc - Series Q	125,000	7,375	6.28%, 12/31/2049	14,300	8,826
ProLogis Inc - Series S	92,900	2,273	6.86%, 09/29/2049(a),(c)	14,402	9,361
PS Business Parks Inc - Series H	224,911	5,654	7.43%, 12/31/2049(a),(c)	8,956	7,165
PS Business Parks Inc - Series I	388,000	9,793	BB&T Capital Trust I
PS Business Parks Inc - Series M	147,425	3,709	5.85%, 08/18/2035	2,569	2,507
PS Business Parks Inc - Series O	1,006	25	BB&T Capital Trust IV
PS Business Parks Inc - Series P	583,356	14,549	6.82%, 06/12/2057(c)	17,500	17,456
PS Business Parks Inc - Series R	130,211	3,379	BBVA International Preferred SAU
Public Storage Inc 6.18%; Series D	35,481	896	5.92%, 12/30/2049(c)	25,095	15,167

See accompanying notes.

67

     Schedule of Investments Preferred Securities Fund November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)			Banks (continued)
BNP Paribas SA			Santander Finance Preferred SAU
5.19%, 06/29/2049(a),(c)	$ 8,920	$ 5,753	10.50%, 12/31/2049(c)	$ 1,520	$ 1,459
BPCE SA			Societe Generale SA
2.33%, 07/29/2049(c)	6,000	2,330	1.13%, 12/29/2049(a),(c)	3,400	1,887
6.75%, 01/27/2049	11,500	6,911	5.92%, 04/29/2049(a),(c)	52,852	30,200
12.50%, 08/29/2049(a),(d)	500	470	8.75%, 10/29/2049	23,660	17,272
Capital One Capital VI			Standard Chartered PLC
8.88%, 05/15/2040	600	603	0.81%, 07/29/2049	2,000	1,000
Claudius Ltd for Credit Suisse			7.01%, 07/29/2049(a)	8,750	7,527
7.88%, 06/29/2049	12,892	12,247	State Street Capital Trust III
Countrywide Capital III			5.34%, 01/29/2049(c)	250	244
8.05%, 06/15/2027	10,160	9,449			$ 404,138
Credit Agricole SA
8.38%, 12/13/2049(a),(c)	3,000	2,175	Diversified Financial Services - 12.73%
Credit Suisse Group Guernsey I Ltd			Ageas Hybrid Financing SA
7.88%, 02/24/2041(c)	15,400	13,629	8.25%, 02/28/2049	30,822	20,651
Den Norske Creditbank			American Express Co
			6.80%, 09/01/2066(c)	16,800	16,464
0.71%, 08/29/2049(c)	6,150	2,890
0.81%, 11/29/2049(c)	8,940	4,828	Capital One Capital III
Deutsche Bank Capital Funding Trust I			7.69%, 08/15/2036	5,700	5,657
3.34%, 12/29/2049(a),(c)	7,700	4,581	Capital One Capital IV
Deutsche Bank Capital Funding Trust VII			6.75%, 02/17/2037	45,220	44,259
5.63%, 01/29/2049(a),(c)	3,000	1,950	Citigroup Capital XXI
Dresdner Funding Trust I			8.30%, 12/21/2057	1,900	1,905
8.15%, 06/30/2031(a)	31,040	19,866	Credit Suisse AG/Guernsey
			1.15%, 05/29/2049(c)	14,146	9,351
Fifth Third Capital Trust IV
6.50%, 04/15/2037(c)	8,000	7,720	Glen Meadow Pass-Through Trust
			6.51%, 02/12/2067(a),(c)	56,611	41,397
First Empire Capital Trust I
8.23%, 02/01/2027	2,000	2,036	HSBC Finance Capital Trust IX
First Empire Capital Trust II			5.91%, 11/30/2035	5,000	3,975
8.28%, 06/01/2027	7,000	7,157	JP Morgan Chase Capital XX
First Hawaiian Capital I			6.55%, 09/29/2036	9,950	9,913
8.34%, 07/01/2027	5,000	4,650	JP Morgan Chase Capital XXII
First Union Capital II			6.45%, 02/02/2037	16,477	16,299
7.95%, 11/15/2029	700	728	JP Morgan Chase Capital XXV
HBOS Capital Funding No2 LP			6.80%, 10/01/2037	13,435	13,381
6.07%, 06/29/2049(a),(c)	3,590	2,190	JP Morgan Chase Capital XXVII
HSBC Bank PLC			7.00%, 11/01/2039	23,050	22,992
0.62%, 06/29/2049(c)	5,000	2,250	Macquarie PMI LLC
0.88%, 09/29/2049(c)	5,000	2,250	8.38%, 12/02/2049	4,000	3,699
HSBC Capital Funding LP/Jersey Channel			Man Group PLC
Islands			5.00%, 08/09/2017	18,800	15,871
10.18%, 12/29/2049(a),(c)	6,000	7,260	11.00%, 05/29/2049	2,300	2,208
HSBC USA Capital Trust I			MBNA Capital A
7.81%, 12/15/2026(a)	300	282	8.28%, 12/01/2026	2,000	1,865
HSBC USA Capital Trust III			Old Mutual Capital Funding LP
7.75%, 11/15/2026	7,200	6,768	8.00%, 05/29/2049	21,239	19,228
LBG Capital No.1 PLC			QBE Capital Funding II LP
			6.80%, 06/29/2049(a),(c)	6,900	5,651
7.88%, 11/01/2020(a)	11,100	8,436
8.00%, 12/29/2049(a),(c)	30,400	21,280	QBE Capital Funding III Ltd
			7.25%, 05/24/2041(a),(c)	46,836	41,223
Natixis
9.00%, 04/29/2049	532	437	Swiss Re Capital I LP
			6.85%, 05/29/2049(a),(c)	32,420	28,185
NB Capital Trust II
7.83%, 12/15/2026	8,525	7,715	ZFS Finance USA Trust II
			6.45%, 12/15/2065(a),(c)	78,950	72,437
NB Capital Trust IV
8.25%, 04/15/2027	2,600	2,418	ZFS Finance USA Trust IV
			5.88%, 05/09/2032(a)	3,000	2,910
NBP Capital Trust III
7.38%, 10/27/2049	5,313	3,507	ZFS Finance USA Trust V
			6.50%, 05/09/2037(a)	12,400	11,036
Nordea Bank AB
5.42%, 12/20/2049(a)	4,000	3,600			$ 410,557
8.38%, 09/25/2049	900	922	Electric - 3.06%
North Fork Capital Trust II			Dominion Resources Inc/VA
8.00%, 12/15/2027	5,050	4,798	2.67%, 09/30/2066(c)	19,450	16,444
PNC Financial Services Group Inc			Integrys Energy Group Inc
6.75%, 08/01/2049(c)	19,100	18,546	6.11%, 12/01/2066(c)	15,582	14,959
PNC Preferred Funding Trust I			NextEra Energy Capital Holdings Inc
6.52%, 12/31/2049(a),(c)	8,700	6,319	6.35%, 10/01/2066(c)	4,000	3,940
Royal Bank of Scotland Group PLC			6.65%, 06/15/2067(c)	3,000	2,985
7.65%, 08/29/2049(c)	18,560	12,250	7.30%, 09/01/2067(c)	37,255	38,745

See accompanying notes.

68

     Schedule of Investments Preferred Securities Fund November 30, 2011 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)			Sovereign - 0.28%
PPL Capital Funding Inc			Svensk Exportkredit AB
6.70%, 03/30/2067(c)	$ 22,325	$ 21,543	6.38%, 10/29/2049(a)	$ 10,000	$ 8,989
		$ 98,616

Insurance - 13.12%			Transportation - 0.50%
ACE Capital Trust II			BNSF Funding Trust I
9.70%, 04/01/2030	3,690	4,804	6.61%, 12/15/2055(c)	16,150	16,312
Aegon NV
2.40%, 07/29/2049(c)	11,330	4,526	TOTAL BONDS		$ 1,436,695
Allstate Corp/The				Maturity
6.13%, 05/15/2037(c)	16,259	14,633	REPURCHASE AGREEMENTS - 1.74%	Amount (000's)	Value (000's)
6.50%, 05/15/2057	12,505	11,129
AXA SA			Banks - 1.74%
6.38%, 12/29/2049(a),(c)	41,118	27,138	Investment in Joint Trading Account; Credit	$ 12,768	$ 12,767
8.60%, 12/15/2030	8,525	8,215	Suisse Repurchase Agreement; 0.10%
Catlin Insurance Co Ltd			dated 11/30/11 maturing 12/01/11
7.25%, 12/31/2049(a)	67,475	57,354	(collateralized by US Government
Dai-ichi Life Insurance Co Ltd/The			Securities; $13,022,817; 4.38% - 8.00%;
7.25%, 12/31/2049(a)	14,750	14,835	dated 11/15/21 - 02/15/40)
Everest Reinsurance Holdings Inc			Investment in Joint Trading Account; Deutsche	23,141	23,141
6.60%, 05/15/2037(c)	25,820	22,722	Bank Repurchase Agreement; 0.11% dated
Great-West Life & Annuity Insurance Capital			11/30/11 maturing 12/01/11 (collateralized
LP			by US Government Securities;
6.63%, 11/15/2034(a)	4,000	3,726	$23,603,856; 0.00% - 5.87%; dated
Great-West Life & Annuity Insurance Capital			03/23/12 - 10/15/29)
LP II			Investment in Joint Trading Account; JP	3,990	3,990
7.15%, 05/16/2046(a),(c)	4,750	4,560	Morgan Repurchase Agreement; 0.05%
ING Capital Funding Trust III			dated 11/30/11 maturing 12/01/11
3.97%, 12/31/2049(c)	2,000	1,430	(collateralized by US Government Security;
Liberty Mutual Group Inc			$4,069,631; 1.38%; dated 11/30/15)
7.00%, 03/15/2037(a),(c)	2,700	2,241	Investment in Joint Trading Account; Merrill	16,092	16,092
7.80%, 03/15/2037(a)	10,888	9,418	Lynch Repurchase Agreement; 0.09%
10.75%, 06/15/2058(a),(c)	16,800	20,244	dated 11/30/11 maturing 12/01/11
Liberty Mutual Insurance Co			(collateralized by US Government
7.70%, 10/15/2097(a)	32,500	29,704	Securities; $16,413,755; 0.20% - 5.38%;
Lincoln National Corp			dated 01/12/12 - 11/09/26)
6.05%, 04/20/2067(c)	2,520	2,054			$ 55,990
7.00%, 05/17/2066(c)	12,775	11,402	TOTAL REPURCHASE AGREEMENTS		$ 55,990
MetLife Capital Trust IV			Total Investments		$ 3,193,071
7.88%, 12/15/2037(a)	19,200	19,584	Other Assets in Excess of Liabilities, Net - 1.01%		$ 32,672
MetLife Capital Trust X			TOTAL NET ASSETS - 100.00%		$ 3,225,743
9.25%, 04/08/2038(a)	13,335	14,885
MMI Capital Trust I
7.63%, 12/15/2027	1,073	1,159	(a)	Security exempt from registration under Rule 144A of the Securities Act of
Nationwide Financial Services Inc			1933. These securities may be resold in transactions exempt from
6.75%, 05/15/2037	68,095	58,753	registration, normally to qualified institutional buyers. Unless otherwise
Progressive Corp/The			indicated, these securities are not considered illiquid. At the end of the
6.70%, 06/15/2037	5,550	5,579	period, the value of these securities totaled $648,304 or 20.10% of net
Prudential PLC			assets.
6.50%, 06/29/2049	20,400	17,544	(b) Non-Income Producing Security
7.75%, 12/16/2049	4,800	4,512	(c)	Variable Rate. Rate shown is in effect at November 30, 2011.
11.75%, 12/29/2049(c)	3,200	3,464	(d) Security is Illiquid
Reinsurance Group of America Inc
6.75%, 12/15/2065(c)	10,300	8,790
USF&G Capital III			Unrealized Appreciation (Depreciation)
8.31%, 07/01/2046(a)	2,000	2,418	The net federal income tax unrealized appreciation (depreciation) and federal tax
XL Group PLC			cost of investments held as of the period end were as follows:
6.50%, 12/31/2049(c)	47,000	36,425
		$ 423,248	Unrealized Appreciation		$ 306,540
			Unrealized Depreciation		(175,006)
Pipelines - 0.78%			Net Unrealized Appreciation (Depreciation)		$ 131,534
TransCanada PipeLines Ltd
6.35%, 05/15/2067(c)	25,258	25,229	Cost for federal income tax purposes		$ 3,054,811

			All dollar amounts are shown in thousands (000's)
Retail - 1.54%
CVS Caremark Corp
6.30%, 06/01/2037(c)	49,730	49,606

See accompanying notes.

69

Schedule of Investments
Preferred Securities Fund
November 30, 2011 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	82 .20%
Utilities	7 .49%
Communications	5 .12%
Consumer, Cyclical	1 .54%
Government	1 .13%
Energy	0 .92%
Industrial	0 .50%
Exchange Traded Funds	0 .09%
Other Assets in Excess of Liabilities, Net	1 .01%
TOTAL NET ASSETS	100.00%

See accompanying notes.

70

     Schedule of Investments Small-MidCap Dividend Income Fund November 30, 2011 (unaudited)

COMMON STOCKS - 94.98%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Automobile Manufacturers - 0.68%			Healthcare - Products (continued)
New Flyer Industries Inc	275,507	$ 1,556	Teleflex Inc	20,636	$ 1,256
					$ 2,422

Automobile Parts & Equipment - 1.58%			Healthcare - Services - 1.41%
Autoliv Inc	67,906	3,618	CML HealthCare Inc	314,905	3,233

Banks - 8.56%			Housewares - 0.64%
City Holding Co	62,791	2,045	Newell Rubbermaid Inc	96,194	1,472
Community Trust Bancorp Inc	109,898	3,098
First Financial Bancorp	70,543	1,120
FirstMerit Corp	168,524	2,462	Insurance - 7.14%
FNB Corp/PA	314,405	3,352	Fidelity National Financial Inc	159,774	2,536
Sterling Bancorp/NY	241,514	2,108	HCC Insurance Holdings Inc	103,633	2,786
Trustco Bank Corp NY	487,030	2,567	OneBeacon Insurance Group Ltd	167,377	2,572
Washington Trust Bancorp Inc	122,523	2,917	PartnerRe Ltd	54,164	3,560
		$ 19,669	United Fire & Casualty Co	88,635	1,736
			Validus Holdings Ltd	106,681	3,210
Chemicals - 5.80%					$ 16,400
Canexus Corp	590,997	3,720
Huntsman Corp	233,069	2,547	Investment Companies - 1.02%
RPM International Inc	169,606	4,003	Apollo Investment Corp	326,037	2,351
Sensient Technologies Corp	81,109	3,064
		$ 13,334	Machinery - Diversified - 3.03%
			Applied Industrial Technologies Inc	79,728	2,753
Coal - 0.69%			IDEX Corp	115,700	4,218
Alliance Resource Partners LP	22,034	1,574			$ 6,971

Commercial Services - 1.94%			Media - 1.79%
Landauer Inc	43,460	2,205	Sinclair Broadcast Group Inc	398,171	4,117
McGrath Rentcorp	80,189	2,244
		$ 4,449	Miscellaneous Manufacturing - 1.37%
Consumer Products - 1.02%			Barnes Group Inc	59,558	1,484
Tupperware Brands Corp	40,350	2,351	Crane Co	34,675	1,664
					$ 3,148

Electric - 4.63%			Oil & Gas - 4.58%
Alliant Energy Corp	46,200	1,950	HollyFrontier Corp	38,203	888
Great Plains Energy Inc	86,639	1,823	Pengrowth Energy Corp	85,887	884
Integrys Energy Group Inc	28,489	1,467	Suburban Propane Partners LP	75,431	3,508
Pepco Holdings Inc	141,500	2,799	Vermilion Energy Inc	75,400	3,523
SCANA Corp	59,418	2,592	Zargon Oil & Gas Ltd	125,464	1,716
		$ 10,631			$ 10,519

Electrical Components & Equipment - 3.42%			Packaging & Containers - 1.03%
Hubbell Inc	55,823	3,652	Packaging Corp of America	91,230	2,373
Molex Inc	168,121	4,193
		$ 7,845	Pipelines - 2.52%
Electronics - 2.43%			Atlas Pipeline Partners LP	106,993	3,724
Garmin Ltd	98,623	3,608	ONEOK Inc	24,774	2,060
Gentex Corp	67,127	1,979			$ 5,784
		$ 5,587	Private Equity - 1.26%
Food - 2.00%			Hercules Technology Growth Capital Inc	306,014	2,889
B&G Foods Inc	207,157	4,597
			REITS - 12.89%
			Agree Realty Corp	117,898	2,875
Forest Products & Paper - 1.30%			American Capital Agency Corp	131,300	3,767
Kimberly-Clark de Mexico SAB de CV ADR	112,787	2,992	CapLease Inc	444,841	1,846
			Capstead Mortgage Corp	366,003	4,568
Gas - 2.54%			Colony Financial Inc	167,420	2,478
Just Energy Group Inc	285,286	2,867	Digital Realty Trust Inc	75,540	4,797
Vectren Corp	102,336	2,978	EastGroup Properties Inc	24,684	1,051
		$ 5,845	Hatteras Financial Corp	121,977	3,269
			Medical Properties Trust Inc	221,632	2,119
Hand & Machine Tools - 2.62%			Omega Healthcare Investors Inc	158,254	2,837
Lincoln Electric Holdings Inc	60,629	2,394			$ 29,607
Snap-on Inc	70,546	3,619
		$ 6,013	Retail - 1.26%
			Guess? Inc	103,086	2,899
Healthcare - Products - 1.05%
Meridian Bioscience Inc	60,945	1,166

See accompanying notes.

71

     Schedule of Investments Small-MidCap Dividend Income Fund November 30, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS	Maturity

Savings & Loans - 0.98%			(continued)	Amount (000's)	Value (000's)
Capitol Federal Financial Inc	198,809	$ 2,250	Banks (continued)
			Investment in Joint Trading Account; Merrill	$ 1,262	$ 1,262
			Lynch Repurchase Agreement; 0.09%
Semiconductors - 4.37%			dated 11/30/11 maturing 12/01/11
Maxim Integrated Products Inc	200,328	5,138	(collateralized by US Government
Microchip Technology Inc	140,535	4,906	Securities; $1,287,230; 0.20% - 5.38%;
		$ 10,044	dated 01/12/12 - 11/09/26)
Software - 0.79%					$ 4,391
Computer Programs & Systems Inc	39,799	1,807	TOTAL REPURCHASE AGREEMENTS		$ 4,391
			Total Investments		$ 227,846
Telecommunications - 3.51%			Other Assets in Excess of Liabilities, Net - 0.82%		$ 1,873
Consolidated Communications Holdings Inc	187,758	3,468	TOTAL NET ASSETS - 100.00%		$ 229,719
Harris Corp	98,516	3,507
Windstream Corp	92,793	1,091
		$ 8,066

Toys, Games & Hobbies - 1.83%			Unrealized Appreciation (Depreciation)
Hasbro Inc	117,496	4,207	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Transportation - 0.95%
Alexander & Baldwin Inc	57,477	2,178	Unrealized Appreciation		$ 8,195
			Unrealized Depreciation		(16,254)
			Net Unrealized Appreciation (Depreciation)		$ (8,059)
Trucking & Leasing - 2.35%			Cost for federal income tax purposes		$ 235,905
Fly Leasing Ltd ADR	185,789	2,107
TAL International Group Inc	124,837	3,285	All dollar amounts are shown in thousands (000's)
		$ 5,392
TOTAL COMMON STOCKS		$ 218,190	Portfolio Summary (unaudited)
CONVERTIBLE PREFERRED STOCKS -			Sector		Percent
1.68%	Shares Held	Value (000's)	Financial		36 .05%
REITS - 1.68%			Industrial		17 .20%
CommonWealth REIT 6.50%; Series D	91,436	1,868	Energy		7 .79%
Entertainment Properties 9.00%; Series E	75,617	2,001	Consumer, Non-cyclical		7 .42%
		$ 3,869	Utilities		7 .17%
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 3,869	Basic Materials		7 .10%
PREFERRED STOCKS - 0.61%	Shares Held	Value (000's)	Consumer, Cyclical		5 .99%
			Communications		5 .30%
REITS - 0.61%			Technology		5 .16%
Alexandria Real Estate Equities Inc	59,423	1,396	Other Assets in Excess of Liabilities, Net		0 .82%
			TOTAL NET ASSETS		100.00%
TOTAL PREFERRED STOCKS		$ 1,396
	Maturity
REPURCHASE AGREEMENTS - 1.91%	Amount (000's)	Value (000's)

Banks - 1.91%
Investment in Joint Trading Account; Credit	$ 1,001	$ 1,001
Suisse Repurchase Agreement; 0.10%
dated 11/30/11 maturing 12/01/11
(collateralized by US Government
Securities; $1,021,299; 4.38% - 8.00%;
dated 11/15/21 - 02/15/40)
Investment in Joint Trading Account; Deutsche	1,815	1,815
Bank Repurchase Agreement; 0.11% dated
11/30/11 maturing 12/01/11 (collateralized
by US Government Securities; $1,851,106;
0.00% - 5.87%; dated 03/23/12 - 10/15/29)
Investment in Joint Trading Account; JP	313	313
Morgan Repurchase Agreement; 0.05%
dated 11/30/11 maturing 12/01/11
(collateralized by US Government Security;
$319,156; 1.38%; dated 11/30/15)

See accompanying notes.

72

Security Valuation

Bond Market Index Fund, Diversified Real Asset Fund,, Global Multi-Strategy Fund, International Equity Index Fund, Small-MidCap Dividend Income Fund, and Preferred Securities Fund (known as the “Funds” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers my occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. There were no significant transfers into or out of Level 3 and the table below includes the amount that was transferred from Level 1 to Level 2 at November 30, 2011 due to the use of “fair value” pricing for international securities.

Fund	Amount transferred
International Equity Index Fund	$510,727,746

The following is a summary of the inputs used as of November 30, 2011 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Bond Market Index Fund
Bonds	$ —	$ 348,222	$ —	$ 348,222
Municipal Bonds	—	10,043	—	10,043
Repurchase Agreements	—	44,741	—	44,741
U.S. Government & Government Agency Obligations	—	718,120	—	718,120
Total investments in securities $	—	$ 1,121,126	$ —	$ 1,121,126

Diversified Real Asset Fund
Bonds	$ —	$ 90,482	$ —	$ 90,482
Commodity Indexed Structured Notes	—	68,998	—	68,998
Common Stocks
Basic Materials	$ 33,621	$ 4,114	$ —	$ 37,735
Consumer, Cyclical	3,309	—	—	3,309
Consumer, Non-cyclical	1,462	—	—	1,462
Energy	174,387	4,828	280	179,495
Financial	174,541	—	—	174,541
Industrial	637	1,989	—	2,626
Convertible Preferred Stocks
Financial	$ —	$ 1,307	$ —	$ 1,307
Repurchase Agreements	—	8,401	—	8,401
U.S. Government & Government Agency Obligations	—	318,318	—	318,318
Total investments in securities $	387,957	$ 498,437	$ 280	$ 886,674
Assets
Interest Rate Contracts**
Futures	$ 488	$ —	$ —	$ 488
Liabilities
Interest Rate Contracts**
Futures	$ (8)	$ —	$ —	$ (8)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund
Bonds	$ —	$ 28,886	$ —	$ 28,886
Common Stocks
Basic Materials	$ 5,787	$ 3,905	$ —	$ 9,692
Communications	15,999	2,143	—	18,142
Consumer, Cyclical	19,260	5,702	—	24,962
Consumer, Non-cyclical	31,270	6,035	—	37,305
Diversified	30	345	—	375
Energy	14,736	2,245	—	16,981
Financial	14,572	3,134	—	17,706
Industrial	19,897	7,175	—	27,072
Technology	14,134	2,027	—	16,161
Utilities	6,475	1,006	—	7,481
Convertible Bonds	—	30,803	—	30,803
Convertible Preferred Stocks
Consumer, Cyclical	$ 227	$ —	$ —	$ 227
Energy	431	—	—	431
Financial	422	—	—	422
Municipal Bonds	—	1,133	—	1,133
Preferred Stocks
Consumer, Cyclical	—	157	—	157
Consumer, Non-cyclical	—	47	—	47
Financial	—	193	—	193
Repurchase Agreements	—	47,900	—	47,900
Senior Floating Rate Interests	—	2,059	—	2,059
U.S. Government & Government Agency Obligations	—	27,406	—	27,406
Purchased Options	—	2,978	—	2,978
Purchased Credit Default Swaptions	—	44	—	44
Purchased Interest Rate Swaptions	—	22	—	22
Total investments in securities $	143,240	$ 175,346	$ —	$ 318,586
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 2	$ —	$ 2
Equity Contracts**
Futures	$ 122	$ —	$ —	$ 122
Options	$ —	$ 27	$ —	$ 27
Total Return Swaps	$ 1	$ —	$ —	$ 1
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 733	$ —	$ 733
Interest Rate Contracts**
Futures	$ 101	$ —	$ —	$ 101
Interest Rate Swaptions	$ —	$ 3	$ —	$ 3
Written Options	$ —	$ 17	$ —	$ 17
Total Return Swaps	$ 105	$ —	$ —	$ 105
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (6)	$ —	$ (6)
Credit Default Swaptions	$ —	$ (23)	$ —	$ (23)
Equity Contracts**
Futures	$ (897)	$ —	$ —	$ (897)
Options	$ —	$ (39)	$ —	$ (39)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (1,048)	$ —	$ (1,048)
Interest Rate Contracts**
Futures	$ (28)	$ —	$ —	$ (28)
Total Return Swaps	$ (76)	$ —	$ —	$ (76)
Short Sales**
Common Stocks	$ (353)	$ 1,388	$ —	$ 1,035

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Equity Index Fund
Common Stocks
Basic Materials	$ —		$ 53,298	$ —	$ 53,298
Communications		—	43,786	—	43,786
Consumer, Cyclical		—	54,654	—	54,654
Consumer, Non-cyclical		—	113,176	—	113,176
Diversified		—	5,917	—	5,917
Energy		—	45,722	—	45,722
Exchange Traded Funds		23,228	—	—	23,228
Financial		174	112,627	—	112,801
Industrial		—	59,600	—	59,600
Technology		—	12,940	—	12,940
Utilities		—	24,755	—	24,755
Preferred Stocks
Communications	$ —		$ 83	$ —	$ 83
Consumer, Cyclical		—	2,026	—	2,026
Consumer, Non-cyclical		—	579	—	579
Utilities		—	79	—	79
Repurchase Agreements	$ —		$ 1,911	$ —	$ 1,911
	Total investments in securities $	23,402	$ 531,153	$ —	$ 554,555
Assets
Equity Contracts**
Futures	$ 85		$ —	$ —	$ 85

Preferred Securities Fund
Bonds	$ —		$ 1,434,363	$ 2,332	$ 1,436,695
Common Stocks*		2,942	—	—	2,942
Convertible Preferred Stocks
Financial	$ 13,880		$ —	$ —	$ 13,880
Utilities		—	3,675	—	3,675
Preferred Stocks
Communications		139,496	25,635	—	165,131
Energy		4,522	—	—	4,522
Financial		1,248,048	95,462	—	1,343,510
Government		—	27,310	—	27,310
Utilities		132,831	6,585	—	139,416
Repurchase Agreements		—	55,990	—	55,990
	Total investments in securities $	1,541,719	$ 1,649,020	$ 2,332	$ 3,193,071

Small-MidCap Dividend Income Fund
Common Stocks*	$ 218,190		$ —	$ —	$ 218,190
Convertible Preferred Stocks	$ 3,869		$ —	$ —	$ 3,869
Preferred Stocks		1,396	—	—	1,396
Repurchase Agreements		—	4,391	—	4,391
	Total investments in securities $	223,455	$ 4,391	$ —	$ 227,846

*For additional detail regarding sector classifications, please see the Schedules of Investments.

**Futures, foreign currency contracts, options, swaps, and swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

Accrued
			Discounts/Premiums						Net Change in Unrealized
	Value		and Change in			Transfers	Transfers	Value	Appreciation/(Depreciation) on
	August 31,	Realized	Unrealized		Proceeds	into Level	Out of Level	November	Investments Held at November 30,
Fund	2011	Gain/(Loss)	Gain/(Loss)	Purchases	from Sales	3*	3**	30, 2011	2011
Bond Market Index Fund
Bonds	$ 172	$ -	$ (5)	$ -	$ (167)	$ -	$ -	$ -	$ -
Total	$ 172	$ -	$ (5)	$ -	$ (167)	$ -	$ -	$ -	$ -

Diversified Real Asset Fund
Common Stock
Energy	$ 308	$ -	$ (28)	$ -	$ -	$ -	$ -	$ 280	$ (27)
Total	$ 308	$ -	$ (28)	$ -	$ -	$ -	$ -	$ 280	$ (27)

Preferred Securities Fund
Bonds	$ 2,396	$ -	$ (64)	$ -	$ -	$ -	$ -	$ 2,332	$ (64)
Total	$ 2,396	$ -	$ (64)	$ -	$ -	$ -	$ -	$ 2,332	$ (64)

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances where a security is illiquid 4. Instances in which a security is not priced by pricing services

**Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances where a security is no longer illiquid 4. Instances in which a price becomes available from a pricing service.

The Fund’s Schedules of Investments as of November 30, 2011 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 01/23/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 01/23/2012

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 01/23/2012